UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.55%
Actual		$ 1,000.00	$ 972.00	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Service Class	.68%
Actual		$ 1,000.00	$ 971.90	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class 2.80%
Actual		$ 1,000.00	$ 970.90	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class	.63%
Actual		$ 1,000.00	$ 971.90	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	0.5
Wells Fargo & Co.	1.3	1.7
JPMorgan Chase & Co.	1.1	1.4
General Electric Co.	1.0	0.0
Bank of America Corp.	0.9	1.1
	5.7
Top Five Bond Issuers as of June 30, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.1	7.6
Fannie Mae	6.4	6.5
Government National Mortgage Association	0.8	0.2
Freddie Mac	0.7	0.6
Morgan Stanley	0.2	0.2
	17.2
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.3	15.3
Information Technology	12.0	12.6
Industrials	9.8	7.9
Energy	8.2	9.4
Consumer Discretionary	8.1	8.2
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 64.4%		Stocks 68.8%
	Bonds 32.6%		Bonds 29.2%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	12.4%	** Foreign investments	12.7%

Percentages are adjusted for the effect of futures and swap contracts, if applicable.

A holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.2%
Johnson Controls, Inc.	42,151	$ 1,132,597
Stoneridge, Inc. (a)	124,143	942,245
Tenneco, Inc. (a)	47,767	1,005,973
		3,080,815
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	21,362	1,038,184
Fiat SpA	21,700	222,885
Harley-Davidson, Inc.	29,845	663,454
Mazda Motor Corp.	319,000	745,581
Thor Industries, Inc.	75,976	1,804,430
Winnebago Industries, Inc. (a)(d)	166,542	1,655,427
		6,129,961
Diversified Consumer Services - 0.3%
Career Education Corp. (a)	38,540	887,191
Carriage Services, Inc. (a)	24,247	112,991
Service Corp. International	136,800	1,012,320
Stewart Enterprises, Inc. Class A	302,912	1,638,754
Universal Technical Institute, Inc.	37,232	880,164
		4,531,420
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	44,726	1,448,675
Brinker International, Inc.	127,052	1,837,172
Burger King Holdings, Inc.	52,887	890,617
China Lodging Group Ltd. ADR	29,100	440,865
DineEquity, Inc. (a)	109,353	3,053,136
International Game Technology	65,311	1,025,383
NH Hoteles SA (a)	276,575	836,221
O'Charleys, Inc. (a)	172,700	915,310
Sol Melia SA	70,968	448,316
Sonic Corp. (a)	63,591	492,830
WMS Industries, Inc. (a)	72,564	2,848,137
Wyndham Worldwide Corp.	271,600	5,470,024
		19,706,686
Household Durables - 0.5%
Ethan Allen Interiors, Inc.	20,300	283,997
Gafisa SA sponsored ADR	68,500	829,535
La-Z-Boy, Inc. (a)	3,200	23,776
Newell Rubbermaid, Inc.	47,944	701,900
Pulte Group, Inc. (a)	131,155	1,085,963
Stanley Black & Decker, Inc.	57,960	2,928,139
Techtronic Industries Co. Ltd.	527,500	411,027
Tempur-Pedic International, Inc. (a)	40,600	1,248,450
		7,512,787
Media - 1.6%
CC Media Holdings, Inc. Class A (a)	100,000	665,000
Comcast Corp.:
Class A	7,233	125,637
Class A (special) (non-vtg.)	275,321	4,523,524

	Shares	Value
Informa PLC	220,804	$ 1,166,233
Interpublic Group of Companies, Inc. (a)	59,328	423,009
Lamar Advertising Co. Class A (a)	46,752	1,146,359
Liberty Media Corp. Starz Series A (a)	28,127	1,458,114
McGraw-Hill Companies, Inc.	59,300	1,668,702
MDC Partners, Inc. Class A (sub. vtg.)	173,161	1,849,360
SuperMedia, Inc. (a)(d)	25,022	457,652
The Walt Disney Co.	87,992	2,771,748
Time Warner Cable, Inc.	101,028	5,261,538
United Business Media Ltd.	85,000	627,577
Valassis Communications, Inc. (a)	14,841	470,757
Viacom, Inc. Class B (non-vtg.)	25,287	793,253
Virgin Media, Inc.	26,720	445,957
Wolters Kluwer NV (Certificaten Van Aandelen)	55,200	1,058,527
		24,912,947
Multiline Retail - 0.4%
Target Corp.	121,126	5,955,765
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	67,600	3,392,168
AnnTaylor Stores Corp. (a)	51,726	841,582
Asbury Automotive Group, Inc. (a)	60,700	639,778
Best Buy Co., Inc.	55,143	1,867,142
Big 5 Sporting Goods Corp.	67,400	885,636
Carphone Warehouse Group PLC (a)	188,357	527,476
Casual Male Retail Group, Inc. (a)	305,600	1,045,152
Foot Locker, Inc.	30,991	391,106
Group 1 Automotive, Inc. (a)	6,800	160,004
Hengdeli Holdings Ltd.	3,344,000	1,441,523
Home Depot, Inc.	49,900	1,400,693
Lowe's Companies, Inc.	252,414	5,154,294
Lumber Liquidators Holdings, Inc. (a)	32,499	758,202
MarineMax, Inc. (a)	71,300	494,822
OfficeMax, Inc. (a)	120,150	1,569,159
RadioShack Corp.	16,718	326,168
Sally Beauty Holdings, Inc. (a)	130,425	1,069,485
Staples, Inc.	150,022	2,857,919
West Marine, Inc. (a)	10,625	115,600
		24,937,909
Textiles, Apparel & Luxury Goods - 0.1%
Bosideng International Holdings Ltd.	192,000	51,561
G-III Apparel Group Ltd. (a)	23,700	542,493
Phillips-Van Heusen Corp.	30,500	1,411,235
		2,005,289
TOTAL CONSUMER DISCRETIONARY		98,773,579
CONSUMER STAPLES - 6.0%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	53,472	2,570,897
Carlsberg AS Series B	16,200	1,234,495
Dr Pepper Snapple Group, Inc.	44,798	1,674,997
Molson Coors Brewing Co. Class B	25,095	1,063,024
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Remy Cointreau SA	8,124	$ 432,194
The Coca-Cola Co.	152,701	7,653,374
		14,628,981
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	140,012	4,105,152
Drogasil SA	13,300	254,105
Kroger Co.	360,000	7,088,400
PriceSmart, Inc.	44,835	1,041,517
Sysco Corp.	93,770	2,679,009
Wal-Mart Stores, Inc.	145,080	6,973,996
Walgreen Co.	135,681	3,622,683
Winn-Dixie Stores, Inc. (a)	232,631	2,242,563
		28,007,425
Food Products - 1.3%
Ausnutria Dairy Hunan Co. Ltd. Class H	1,702,000	1,038,947
Calavo Growers, Inc.	50,768	911,793
Chiquita Brands International, Inc. (a)	49,895	606,224
Dean Foods Co. (a)	84,121	847,098
Diamond Foods, Inc.	12,700	521,970
Kellogg Co.	26,889	1,352,517
Kerry Group PLC Class A	10,697	295,732
Leroy Seafood Group ASA	14,096	261,107
M. Dias Branco SA	1,600	35,363
Marine Harvest ASA	7,005,621	4,626,185
Nestle SA	51,760	2,495,807
Pilgrims Pride Corp. (a)(d)	18,200	119,574
Ralcorp Holdings, Inc. (a)	20,100	1,101,480
Seneca Foods Group Class A (a)	2,700	87,102
Smithfield Foods, Inc. (a)	141,911	2,114,474
Tingyi Cayman Islands Holding Corp.	332,000	814,008
TreeHouse Foods, Inc. (a)	4,700	214,602
Tyson Foods, Inc. Class A	21,963	359,974
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	59,300	1,619,370
		19,423,327
Household Products - 0.7%
Energizer Holdings, Inc. (a)	28,100	1,412,868
Procter & Gamble Co.	158,047	9,479,659
		10,892,527
Personal Products - 0.6%
Avon Products, Inc.	96,228	2,550,042
BaWang International (Group) Holding Ltd.	2,459,000	1,744,542
Hengan International Group Co. Ltd.	169,000	1,368,511
Herbalife Ltd.	15,100	695,355
NBTY, Inc. (a)	89,225	3,034,542
		9,392,992
Tobacco - 0.6%
Imperial Tobacco Group PLC	32,381	904,475

	Shares	Value
Lorillard, Inc.	15,812	$ 1,138,148
Philip Morris International, Inc.	136,885	6,274,808
		8,317,431
TOTAL CONSUMER STAPLES		90,662,683
ENERGY - 6.8%
Energy Equipment & Services - 2.3%
Aker Solutions ASA	91,464	1,045,788
Baker Hughes, Inc.	129,488	5,382,816
Global Industries Ltd. (a)	138,709	622,803
Halliburton Co.	119,000	2,921,450
Helix Energy Solutions Group, Inc. (a)	243,472	2,622,193
ION Geophysical Corp. (a)	158,046	550,000
Nabors Industries Ltd. (a)	72,400	1,275,688
National Oilwell Varco, Inc.	169,642	5,610,061
Noble Corp.	45,213	1,397,534
Patterson-UTI Energy, Inc.	21,391	275,302
Schlumberger Ltd.	93,491	5,173,792
Smith International, Inc.	40,123	1,510,631
Superior Energy Services, Inc. (a)	14,202	265,151
Superior Well Services, Inc. (a)(d)	53,421	893,199
Transocean Ltd. (a)	24,855	1,151,532
Union Drilling, Inc. (a)	97,229	535,732
Vantage Drilling Co. (a)	312,900	422,415
Weatherford International Ltd. (a)	332,298	4,366,396
		36,022,483
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	42,700	1,541,043
Arch Coal, Inc.	40,707	806,406
Berry Petroleum Co. Class A	99,000	2,546,280
BP PLC sponsored ADR	93,000	2,685,840
Cabot Oil & Gas Corp.	19,900	623,268
Chesapeake Energy Corp.	143,395	3,004,125
Compton Petroleum Corp. (a)	320,100	180,414
Concho Resources, Inc. (a)	26,009	1,439,078
Denbury Resources, Inc. (a)	142,260	2,082,686
Ellora Energy, Inc. (a)(e)	30,267	262,929
EOG Resources, Inc.	37,700	3,708,549
EXCO Resources, Inc.	95,720	1,398,469
Exxon Mobil Corp.	62,747	3,580,971
Heritage Oil PLC (a)	61,000	357,142
Holly Corp.	44,701	1,188,153
International Coal Group, Inc. (a)	305,938	1,177,861
InterOil Corp. (a)(d)	16,700	741,647
Marathon Oil Corp.	74,800	2,325,532
Massey Energy Co.	84,538	2,312,114
Niko Resources Ltd.	8,400	781,254
Northern Oil & Gas, Inc. (a)	266,375	3,420,255
Oasis Petroleum, Inc. (a)	35,100	508,950
Occidental Petroleum Corp.	31,099	2,399,288
OPTI Canada, Inc. (a)	888,200	1,493,474
OPTI Canada, Inc. (a)(e)	358,000	601,963
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan Orient Energy Corp. (a)	122,000	$ 590,202
PetroBakken Energy Ltd. Class A	76,365	1,519,337
Petrohawk Energy Corp. (a)	370,587	6,288,861
Petroplus Holdings AG	56,080	824,497
Plains Exploration & Production Co. (a)	433,082	8,925,820
Southwestern Energy Co. (a)	99,900	3,860,136
Suncor Energy, Inc.	55,180	1,623,963
Sunoco, Inc.	3,700	128,649
Talisman Energy, Inc.	71,400	1,079,837
Valero Energy Corp.	109,973	1,977,315
		67,986,308
TOTAL ENERGY		104,008,791
FINANCIALS - 10.9%
Capital Markets - 1.6%
AllianceBernstein Holding LP	25,800	666,672
Bank of New York Mellon Corp.	126,116	3,113,804
Bank Sarasin & Co. Ltd. Series B (Reg.)	26,171	1,047,436
BlueBay Asset Management	187,400	802,246
Charles Schwab Corp.	99,342	1,408,670
GCA Savvian Group Corp. (a)	423	424,509
Goldman Sachs Group, Inc.	57,766	7,582,943
Janus Capital Group, Inc.	83,500	741,480
Morgan Stanley	247,076	5,734,634
Northern Trust Corp.	21,279	993,729
State Street Corp.	57,121	1,931,832
TD Ameritrade Holding Corp. (a)	24,079	368,409
		24,816,364
Commercial Banks - 3.0%
Associated Banc-Corp.	181,745	2,228,194
CapitalSource, Inc.	740,600	3,525,256
CIT Group, Inc. (a)	14,297	484,096
Huntington Bancshares, Inc.	319,900	1,772,246
Itau Unibanco Banco Multiplo SA ADR (a)(e)	33,100	596,131
Mitsubishi UFJ Financial Group, Inc.	605,600	2,750,319
PNC Financial Services Group, Inc.	165,593	9,356,005
Regions Financial Corp.	148,625	977,953
SVB Financial Group (a)	55,193	2,275,607
Wells Fargo & Co.	762,131	19,510,554
Wilmington Trust Corp., Delaware	208,367	2,310,790
		45,787,151
Consumer Finance - 0.4%
American Express Co.	35,790	1,420,863
Capital One Financial Corp.	35,900	1,446,770
Discover Financial Services	124,681	1,743,040

	Shares	Value
ORIX Corp.	10,730	$ 777,465
SLM Corp. (a)	51,100	530,929
		5,919,067
Diversified Financial Services - 3.1%
Bank of America Corp.	981,728	14,107,431
BM&F BOVESPA SA	193,200	1,251,801
Citigroup, Inc. (a)	1,677,391	6,306,990
Deutsche Boerse AG	16,819	1,021,719
JPMorgan Chase & Co.	468,115	17,137,690
PICO Holdings, Inc. (a)	218,996	6,563,310
		46,388,941
Insurance - 1.3%
ACE Ltd.	13,236	681,389
Aegon NV (a)	181,573	964,445
Allstate Corp.	2,200	63,206
Assured Guaranty Ltd.	168,160	2,231,483
Axis Capital Holdings Ltd.	4,756	141,348
Berkshire Hathaway, Inc. Class A (a)	13	1,560,000
Delphi Financial Group, Inc. Class A	42,990	1,049,386
Endurance Specialty Holdings Ltd.	31,100	1,167,183
Everest Re Group Ltd.	19,200	1,357,824
Genworth Financial, Inc. Class A (a)	263,400	3,442,638
Lincoln National Corp.	90,750	2,204,318
Maiden Holdings Ltd. (e)	19,000	124,830
MBIA, Inc. (a)(d)	232,200	1,302,642
Old Republic International Corp.	47,284	573,555
Platinum Underwriters Holdings Ltd.	22,400	812,896
Protective Life Corp.	76,000	1,625,640
		19,302,783
Real Estate Investment Trusts - 0.7%
Boston Properties, Inc.	7,900	563,586
CBL & Associates Properties, Inc.	89,211	1,109,785
Education Realty Trust, Inc.	58,200	350,946
Extra Space Storage, Inc.	19,682	273,580
Franklin Street Properties Corp.	79,300	936,533
ProLogis Trust	121,100	1,226,743
Public Storage	16,968	1,491,657
Segro PLC	136,977	516,306
SL Green Realty Corp.	39,510	2,174,630
The Macerich Co.	16,624	620,408
U-Store-It Trust	77,294	576,613
Vornado Realty Trust	16,981	1,238,764
Westfield Group unit	22,720	230,724
		11,310,275
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	564,972	7,689,269
Forest City Enterprises, Inc. Class A (a)	16,600	187,912
Iguatemi Empresa de Shopping Centers SA	59,100	1,032,593
Jones Lang LaSalle, Inc.	35,388	2,322,868
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Kenedix, Inc. (a)	1,566	$ 257,947
Unite Group PLC (a)	114,231	294,935
		11,785,524
Thrifts & Mortgage Finance - 0.0%
Bank Mutual Corp.	64,371	365,627
Ocwen Financial Corp. (a)	37,709	384,255
Washington Mutual, Inc. (a)	101,600	16,764
		766,646
TOTAL FINANCIALS		166,076,751
HEALTH CARE - 6.5%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	17,700	906,063
Allos Therapeutics, Inc. (a)	80,300	492,239
Amgen, Inc. (a)	100,000	5,260,000
Amylin Pharmaceuticals, Inc. (a)	59,775	1,123,770
ARIAD Pharmaceuticals, Inc. (a)	221,349	624,204
Biogen Idec, Inc. (a)	33,116	1,571,354
Cephalon, Inc. (a)	16,700	947,725
China Biologic Products, Inc. (a)(d)	59,036	648,806
Clinical Data, Inc. (a)	102,020	1,269,129
Genzyme Corp. (a)	39,433	2,002,013
Human Genome Sciences, Inc. (a)	74,300	1,683,638
ImmunoGen, Inc. (a)	38,600	357,822
InterMune, Inc. (a)	19,894	186,009
Micromet, Inc. (a)	131,900	823,056
Neurocrine Biosciences, Inc. (a)	108,832	609,459
NPS Pharmaceuticals, Inc. (a)	74,190	477,784
OREXIGEN Therapeutics, Inc. (a)	182,649	767,126
PDL BioPharma, Inc.	132,100	742,402
Protalix BioTherapeutics, Inc. (a)(d)	108,069	660,302
SIGA Technologies, Inc. (a)(d)	171,088	1,317,378
Theravance, Inc. (a)	139,619	1,755,011
United Therapeutics Corp. (a)	30,100	1,469,181
ZIOPHARM Oncology, Inc. (a)	123,832	393,786
		26,088,257
Health Care Equipment & Supplies - 1.2%
AGA Medical Holdings, Inc.	59,732	757,999
C. R. Bard, Inc.	35,940	2,786,428
CareFusion Corp. (a)	4,400	99,880
Cooper Companies, Inc.	13,800	549,102
Covidien PLC	42,996	1,727,579
Hill-Rom Holdings, Inc.	39,200	1,192,856
Inverness Medical Innovations, Inc. (a)	2,771	73,875
Kinetic Concepts, Inc. (a)	26,823	979,308
Orthofix International NV (a)	44,781	1,435,231
Orthovita, Inc. (a)	190,700	387,121
St. Jude Medical, Inc. (a)	37,000	1,335,330
Stryker Corp.	38,900	1,947,334

	Shares	Value
Symmetry Medical, Inc. (a)	92,991	$ 980,125
William Demant Holding AS (a)	19,346	1,414,906
Wright Medical Group, Inc. (a)	88,683	1,473,025
Zimmer Holdings, Inc. (a)	10,100	545,905
		17,686,004
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	155,044	2,325,660
CIGNA Corp.	136,120	4,227,887
Emeritus Corp. (a)	37,017	603,747
Express Scripts, Inc. (a)	111,200	5,228,624
McKesson Corp.	29,800	2,001,368
Medco Health Solutions, Inc. (a)	67,041	3,692,618
MEDNAX, Inc. (a)	20,468	1,138,225
Quest Diagnostics, Inc.	39,329	1,957,404
RehabCare Group, Inc. (a)	23,833	519,083
VCA Antech, Inc. (a)	42,300	1,047,348
		22,741,964
Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	12,100	495,132
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	23,380	799,830
Life Technologies Corp. (a)	20,124	950,859
PerkinElmer, Inc.	24,600	508,482
Thermo Fisher Scientific, Inc. (a)	43,091	2,113,614
		4,372,785
Pharmaceuticals - 1.8%
Abbott Laboratories	33,046	1,545,892
Ardea Biosciences, Inc. (a)	93,700	1,926,472
AstraZeneca PLC sponsored ADR	4,300	202,659
Biovail Corp.	37,900	730,195
Cadence Pharmaceuticals, Inc. (a)	207,431	1,454,091
Merck & Co., Inc.	335,022	11,715,719
Novartis AG sponsored ADR	24,000	1,159,680
Novo Nordisk AS Series B	25,046	2,023,386
Pfizer, Inc.	85,655	1,221,440
Pronova BioPharma ASA (a)	496,000	977,312
Sanofi-Aventis	46,516	2,801,419
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,400	2,152,386
		27,910,651
TOTAL HEALTH CARE		99,294,793
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.7%
BE Aerospace, Inc. (a)	29,700	755,271
DigitalGlobe, Inc. (a)	23,133	608,398
Esterline Technologies Corp. (a)	21,175	1,004,754
European Aeronautic Defence and Space Co. EADS NV	35,300	720,366
GeoEye, Inc. (a)	67,378	2,098,151
Goodrich Corp.	35,023	2,320,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Heico Corp. New Class A	55,145	$ 1,486,158
Honeywell International, Inc.	72,863	2,843,843
Orbital Sciences Corp. (a)	40,220	634,269
Precision Castparts Corp.	33,231	3,420,135
Raytheon Co.	54,920	2,657,579
Raytheon Co. warrants 6/16/11 (a)	200	2,402
United Technologies Corp.	106,457	6,910,124
		25,461,724
Airlines - 0.3%
AMR Corp. (a)	48,044	325,738
Delta Air Lines, Inc. (a)	116,666	1,370,826
Southwest Airlines Co.	168,216	1,868,880
UAL Corp. (a)	18,100	372,136
		3,937,580
Building Products - 0.3%
Masco Corp.	171,800	1,848,568
Owens Corning (a)	68,418	2,046,382
		3,894,950
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	39,329	1,263,641
Casella Waste Systems, Inc. Class A (a)	64,853	247,738
Corrections Corp. of America (a)	24,935	475,760
Interface, Inc. Class A	267,141	2,869,094
Knoll, Inc.	91,771	1,219,637
Pitney Bowes, Inc.	5,288	116,124
R.R. Donnelley & Sons Co.	126,403	2,069,217
Republic Services, Inc.	63,695	1,893,652
Steelcase, Inc. Class A	39,276	304,389
The Brink's Co.	63,700	1,212,211
The Geo Group, Inc. (a)	84,988	1,763,501
World Color Press, Inc. (a)	68,800	770,560
		14,205,524
Construction & Engineering - 0.7%
Aveng Ltd.	118,300	530,911
Fluor Corp.	70,062	2,977,635
Foster Wheeler AG (a)	63,700	1,341,522
Granite Construction, Inc.	38,360	904,529
Great Lakes Dredge & Dock Corp.	178,439	1,070,634
Jacobs Engineering Group, Inc. (a)	28,500	1,038,540
KBR, Inc.	76,500	1,556,010
MasTec, Inc. (a)	44,800	421,120
		9,840,901
Electrical Equipment - 0.5%
AMETEK, Inc.	25,400	1,019,810
Cooper Industries PLC Class A	49,165	2,163,260
First Solar, Inc. (a)	9,600	1,092,768
Prysmian SpA	83,600	1,199,786
Schneider Electric SA	12,822	1,294,969

	Shares	Value
SunPower Corp. Class B (a)	6,826	$ 73,721
Zumtobel AG	58,788	989,484
		7,833,798
Industrial Conglomerates - 1.5%
General Electric Co.	986,939	14,231,660
Koninklijke Philips Electronics NV	67,500	2,015,607
McDermott International, Inc. (a)	15,305	331,506
Rheinmetall AG	29,200	1,667,402
Siemens AG sponsored ADR	15,938	1,426,929
Textron, Inc.	160,021	2,715,556
		22,388,660
Machinery - 1.4%
Actuant Corp. Class A	54,704	1,030,076
ArvinMeritor, Inc. (a)	91,500	1,198,650
Briggs & Stratton Corp.	54,462	926,943
Bucyrus International, Inc. Class A	21,112	1,001,764
Commercial Vehicle Group, Inc. (a)	74,000	755,540
Cummins, Inc.	42,863	2,791,667
Hardinge, Inc.	39,197	333,958
Ingersoll-Rand Co. Ltd.	76,800	2,648,832
JTEKT Corp.	80,400	743,680
Navistar International Corp. (a)	109,900	5,407,080
NSK Ltd.	91,000	632,114
Pall Corp.	21,892	752,428
Timken Co.	32,396	841,972
Trinity Industries, Inc.	42,106	746,118
Vallourec SA (d)	9,500	1,637,850
		21,448,672
Professional Services - 0.2%
Equifax, Inc.	7,500	210,450
Kforce, Inc. (a)	114,600	1,461,150
Robert Half International, Inc.	67,000	1,577,850
Towers Watson & Co.	6,400	248,640
		3,498,090
Road & Rail - 1.1%
Arkansas Best Corp.	38,803	805,162
Con-way, Inc.	43,510	1,306,170
CSX Corp.	93,900	4,660,257
Norfolk Southern Corp.	27,311	1,448,849
Saia, Inc. (a)	97,945	1,469,175
Union Pacific Corp.	96,130	6,681,996
Universal Truckload Services, Inc. (a)	70,517	982,302
		17,353,911
Trading Companies & Distributors - 0.1%
Finning International, Inc.	33,600	556,449
Kaman Corp.	45,500	1,006,460
		1,562,909
TOTAL INDUSTRIALS		131,426,719
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.5%
Adtran, Inc.	11,913	$ 324,868
Aviat Networks, Inc. (a)	58,777	213,361
Calix Networks, Inc. (a)	21,900	224,694
Cisco Systems, Inc. (a)	607,100	12,937,301
Comverse Technology, Inc. (a)	187,900	1,465,620
Infinera Corp. (a)	130,645	840,047
Juniper Networks, Inc. (a)	189,880	4,333,062
QUALCOMM, Inc.	61,308	2,013,355
Research In Motion Ltd. (a)	8,000	394,080
		22,746,388
Computers & Peripherals - 2.2%
3PAR, Inc. (a)	52,124	485,274
Apple, Inc. (a)	85,110	21,407,727
Hewlett-Packard Co.	250,100	10,824,328
HTC Corp.	7,000	92,547
NCR Corp. (a)	83,070	1,006,808
		33,816,684
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	183,470	5,216,052
Amphenol Corp. Class A	14,003	550,038
Anixter International, Inc. (a)	11,200	477,120
Avnet, Inc. (a)	109,871	2,648,990
Corning, Inc.	198,800	3,210,620
FLIR Systems, Inc. (a)	17,979	523,009
Itron, Inc. (a)	16,960	1,048,467
Keyence Corp.	4,900	1,133,280
Molex, Inc. (d)	57,861	1,055,385
Tyco Electronics Ltd.	75,017	1,903,931
		17,766,892
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	14,199	576,053
DealerTrack Holdings, Inc. (a)	26,867	441,962
eBay, Inc. (a)	142,855	2,801,387
Google, Inc. Class A (a)	9,412	4,187,869
Monster Worldwide, Inc. (a)	80,600	938,990
NetEase.com, Inc. sponsored ADR (a)	51,080	1,619,747
Open Text Corp. (a)	27,300	1,025,786
		11,591,794
IT Services - 0.9%
Acxiom Corp. (a)	69,644	1,023,070
Alliance Data Systems Corp. (a)	24,891	1,481,512
Atos Origin SA (a)	26,875	1,079,066
China Information Security Technology, Inc. (a)(d)	55,600	289,120
Echo Global Logistics, Inc.	562	6,862
Fidelity National Information Services, Inc.	66,340	1,779,239
Fiserv, Inc. (a)	16,227	740,925
Hewitt Associates, Inc. Class A (a)	48,077	1,656,733

	Shares	Value
MasterCard, Inc. Class A	10,600	$ 2,115,018
Visa, Inc. Class A	48,300	3,417,225
		13,588,770
Office Electronics - 0.1%
Xerox Corp.	264,172	2,123,943
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	122,890	899,555
Analog Devices, Inc.	90,000	2,507,400
ASAT Holdings Ltd. (a)	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	0
ASML Holding NV	76,400	2,098,708
Atmel Corp. (a)	1,108,232	5,319,514
Avago Technologies Ltd.	140,547	2,959,920
Cymer, Inc. (a)	28,182	846,587
Cypress Semiconductor Corp. (a)	93,800	941,752
Fairchild Semiconductor International, Inc. (a)	284,030	2,388,692
Himax Technologies, Inc. sponsored ADR	319,800	930,618
Intersil Corp. Class A	53,679	650,053
Kulicke & Soffa Industries, Inc. (a)	201,633	1,415,464
Lam Research Corp. (a)	259,700	9,884,182
Linear Technology Corp.	7,432	206,684
LTX-Credence Corp. (a)	1,151,854	3,259,747
Mattson Technology, Inc. (a)	157,835	598,195
Maxim Integrated Products, Inc.	108,100	1,808,513
Microchip Technology, Inc. (d)	21,252	589,530
Micron Technology, Inc. (a)	531,448	4,511,994
National Semiconductor Corp.	87,800	1,181,788
NVIDIA Corp. (a)	86,188	879,979
ON Semiconductor Corp. (a)	253,835	1,619,467
Standard Microsystems Corp. (a)	52,208	1,215,402
Teradyne, Inc. (a)	104,800	1,021,800
		47,735,544
Software - 1.6%
BMC Software, Inc. (a)	71,532	2,477,153
CA, Inc.	16,062	295,541
Citrix Systems, Inc. (a)	44,338	1,872,394
ICSA (India) Ltd.	121,855	374,765
Informatica Corp. (a)	74,468	1,778,296
MacDonald Dettwiler & Associates Ltd. (a)	9,500	390,691
Microsoft Corp.	326,500	7,512,765
NCsoft Corp.	141	23,209
Nintendo Co. Ltd.	500	146,830
Oracle Corp.	412,609	8,854,589
Radiant Systems, Inc. (a)	41,440	599,222
Ultimate Software Group, Inc. (a)	7,974	262,026
		24,587,481
TOTAL INFORMATION TECHNOLOGY		173,957,496
Common Stocks - continued
	Shares	Value
MATERIALS - 4.3%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	23,765	$ 1,540,210
Arkema	7,400	257,538
Arkema sponsored ADR	22,600	792,356
Celanese Corp. Class A	97,538	2,429,672
CF Industries Holdings, Inc.	8,500	539,325
Clariant AG (Reg.) (a)	139,560	1,767,165
Dow Chemical Co.	159,799	3,790,432
Huabao International Holdings Ltd.	1,048,000	1,339,619
Israel Chemicals Ltd.	94,600	991,256
Monsanto Co.	29,989	1,386,092
Solutia, Inc. (a)	179,060	2,345,686
Spartech Corp. (a)	206,525	2,116,881
STR Holdings, Inc.	55,446	1,042,385
The Mosaic Co.	34,500	1,344,810
W.R. Grace & Co. (a)	193,649	4,074,375
Yara International ASA	18,100	508,786
		26,266,588
Construction Materials - 0.2%
HeidelbergCement AG	47,990	2,280,192
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	84,594	2,237,511
Pactiv Corp. (a)	65,900	1,835,315
		4,072,826
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd. (Canada)	20,200	1,225,415
Anglo American PLC (United Kingdom) (a)	30,900	1,076,392
Camino Minerals Corp. (a)	8,200	2,003
Commercial Metals Co.	161,700	2,137,674
Compass Minerals International, Inc.	5,356	376,420
Eldorado Gold Corp.	320,509	5,744,504
Freeport-McMoRan Copper & Gold, Inc.	36,859	2,179,473
Grande Cache Coal Corp. (a)	85,900	443,803
Gulf Resources, Inc. (a)(d)	74,334	638,529
Gulf Resources, Inc. (a)(h)	257,850	2,214,932
Ivanhoe Mines Ltd. (a)	243,300	3,151,667
Lihir Gold Ltd.	271,500	976,110
Mitsubishi Materials Corp. (a)	232,000	616,765
Newcrest Mining Ltd.	88,548	2,581,835
Pan American Silver Corp.	14,600	369,088
Randgold Resources Ltd. sponsored ADR	48,958	4,638,771
Seabridge Gold, Inc. (a)	12,800	396,160
Silver Wheaton Corp. (a)	50,600	1,013,854
Steel Dynamics, Inc.	27,000	356,130
Timminco Ltd. (a)(d)	10,800	5,275
		30,144,800

	Shares	Value
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	63,100	$ 2,221,120
TOTAL MATERIALS		64,985,526
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Iliad Group SA	16,829	1,306,783
Qwest Communications International, Inc.	623,800	3,274,950
Telefonica SA sponsored ADR	13,841	768,591
		5,350,324
Wireless Telecommunication Services - 0.4%
SOFTBANK CORP.	5,300	140,597
Sprint Nextel Corp. (a)	1,176,400	4,987,936
Syniverse Holdings, Inc. (a)	17,692	361,801
Vivo Participacoes SA sponsored ADR	27,700	717,984
		6,208,318
TOTAL TELECOMMUNICATION SERVICES		11,558,642
UTILITIES - 1.6%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,200	103,360
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	66,200	1,047,946
Entergy Corp.	28,086	2,011,519
FirstEnergy Corp.	40,200	1,416,246
NextEra Energy, Inc.	6,913	337,078
PPL Corp.	97,600	2,435,120
		7,351,269
Gas Utilities - 0.1%
Xinao Gas Holdings Ltd.	436,000	964,995
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	789,099	7,291,275
Multi-Utilities - 0.5%
Alliant Energy Corp.	42,685	1,354,822
CMS Energy Corp.	250,516	3,670,059
PG&E Corp.	40,843	1,678,647
Public Service Enterprise Group, Inc.	21,398	670,399
Sempra Energy	18,695	874,739
		8,248,666
TOTAL UTILITIES		23,856,205
TOTAL COMMON STOCKS (Cost $976,537,421)		964,601,185
Convertible Preferred Stocks - 0.4%
	Shares	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50%	9,800	$ 928,354
Whiting Petroleum Corp. 6.25%	6,500	1,258,985
		2,187,339
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	21,500	2,429,500
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	24,500	1,270,325
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,497,691)		5,887,164
Investment Companies - 0.2%

Ares Capital Corp. (Cost $3,323,352)	254,334	3,186,805
Corporate Bonds - 0.5%
	Principal Amount
Convertible Bonds - 0.4%
FINANCIALS - 0.2%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (e)	$ 840,000	849,660
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 0% 4/1/63 (a)(c)(e)	2,396,000	2,060,560
TOTAL FINANCIALS		2,910,220
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15 (e)	770,000	1,132,978
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	1,120,000	1,055,600
TOTAL HEALTH CARE		2,188,578
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	390,000	335,400

	Principal Amount	Value
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	$ 250,000	$ 267,656
TOTAL INDUSTRIALS		603,056
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14	520,000	1,025,492
TOTAL CONVERTIBLE BONDS		6,727,346
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	715,000	622,050
8.25% 12/15/14	695,000	608,125
		1,230,175
TOTAL CORPORATE BONDS (Cost $5,982,984)		7,957,521
Fixed-Income Funds - 34.5%
	Shares
Fidelity High Income Central Fund 2 (f)	726,430	74,858,597
Fidelity VIP Investment Grade Central Fund (f)	4,124,111	447,837,179
TOTAL FIXED-INCOME FUNDS (Cost $487,829,947)		522,695,776
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.20% (g)	11,226,693	11,226,693
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(g)	4,933,353	4,933,353
TOTAL MONEY MARKET FUNDS (Cost $16,160,046)		16,160,046
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,495,331,441)		1,520,488,497
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,815,227)
NET ASSETS - 100%		$ 1,515,673,270
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,684,651 or 0.4% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,214,932 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gulf Resources, Inc.	12/11/09	$ 2,191,725
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,644
Fidelity High Income Central Fund 2	2,772,072
Fidelity Securities Lending Cash Central Fund	130,599
Fidelity VIP Investment Grade Central Fund	7,521,725
Total	$ 10,438,040
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 72,325,952	$ 2,772,072	$ -	$ 74,858,597	14.6%
Fidelity VIP Investment Grade Central Fund	393,891,708	37,865,641	-	447,837,179	11.3%
Total	$ 466,217,660	$ 40,637,713	$ -	$ 522,695,776
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 98,773,579	$ 90,198,468	$ 8,575,111	$ -
Consumer Staples	90,662,683	71,256,413	19,406,270	-
Energy	106,196,130	102,777,420	3,155,781	262,929
Financials	168,506,251	159,418,200	9,088,051	-
Health Care	99,294,793	92,077,770	7,217,023	-
Industrials	131,426,719	120,525,461	10,901,258	-
Information Technology	173,957,496	171,107,799	2,849,697	-
Materials	64,985,526	53,581,124	11,404,402	-
Telecommunication Services	11,558,642	10,111,262	1,447,380	-
Utilities	25,126,530	22,891,210	2,235,320	-
Investment Companies	3,186,805	3,186,805	-	-
Corporate Bonds	7,957,521	-	7,957,521	-
Fixed-Income Funds	522,695,776	522,695,776	-	-
Money Market Funds	16,160,046	16,160,046	-	-
Total Investments in Securities:	$ 1,520,488,497	$ 1,435,987,754	$ 84,237,814	$ 262,929
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 217,703
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	45,219
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	7
Transfers out of Level 3	-
Ending Balance	$ 262,929
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 45,219

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	5.6%
BBB	3.9%
BB	1.8%
B	2.5%
CCC,CC,C	1.3%
Not Rated	0.3%
Equities	64.4%
Short-Term Investments and Net Other Assets	3.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Canada	2.1%
Switzerland	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	8.0%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $153,474,220 of which $83,322,663 and $70,151,557 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,755,236) - See accompanying schedule: Unaffiliated issuers (cost $991,341,448)	$ 981,632,675
Fidelity Central Funds (cost $503,989,993)	538,855,822
Total Investments (cost $1,495,331,441)		$ 1,520,488,497
Cash		15,493
Receivable for investments sold		6,246,749
Receivable for fund shares sold		334,839
Dividends receivable		1,157,311
Interest receivable		40,844
Distributions receivable from Fidelity Central Funds		74,208
Other receivables		152,257
Total assets		1,528,510,198

Liabilities
Payable for investments purchased	$ 6,175,796
Payable for fund shares redeemed	99,865
Accrued management fee	537,055
Distribution fees payable	44,349
Other affiliated payables	220,668
Other payables and accrued expenses	825,842
Collateral on securities loaned, at value	4,933,353
Total liabilities		12,836,928

Net Assets		$ 1,515,673,270
Net Assets consist of:
Paid in capital		$ 1,592,650,452
Undistributed net investment income		11,656,543
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(113,138,014)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,504,289
Net Assets		$ 1,515,673,270

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($177,786,719 ÷ 13,653,850 shares)	$ 13.02

Service Class: Net Asset Value, offering price and redemption price per share ($4,785,640 ÷ 369,017 shares)	$ 12.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($205,429,128 ÷ 16,000,729 shares)	$ 12.84

Investor Class: Net Asset Value, offering price and redemption price per share ($1,127,671,783 ÷ 87,030,994 shares)	$ 12.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 6,452,857
Interest		270,293
Income from Fidelity Central Funds		10,438,040
Total income		17,161,190

Expenses
Management fee	$ 3,286,383
Transfer agent fees	1,064,195
Distribution fees	264,228
Accounting and security lending fees	319,516
Custodian fees and expenses	131,173
Independent trustees' compensation	4,415
Registration fees	2
Audit	35,076
Legal	2,431
Miscellaneous	70,667
Total expenses before reductions	5,178,086
Expense reductions	(38,282)	5,139,804
Net investment income (loss)		12,021,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,823,414
Foreign currency transactions	(25,879)
Capital gain distributions from Fidelity Central Funds	264,594
Total net realized gain (loss)		58,062,129
Change in net unrealized appreciation (depreciation) on: Investment securities	(114,776,339)
Assets and liabilities in foreign currencies	7,569
Total change in net unrealized appreciation (depreciation)		(114,768,770)
Net gain (loss)		(56,706,641)
Net increase (decrease) in net assets resulting from operations		$ (44,685,255)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,021,386	$ 24,746,890
Net realized gain (loss)	58,062,129	(29,629,456)
Change in net unrealized appreciation (depreciation)	(114,768,770)	436,591,757
Net increase (decrease) in net assets resulting from operations	(44,685,255)	431,709,191
Distributions to shareholders from net investment income	(586,048)	(24,621,850)
Distributions to shareholders from net realized gain	(1,172,095)	(3,848,799)
Total distributions	(1,758,143)	(28,470,649)
Share transactions - net increase (decrease)	(4,061,411)	139,854,862
Total increase (decrease) in net assets	(50,504,809)	543,093,404

Net Assets
Beginning of period	1,566,178,079	1,023,084,675
End of period (including undistributed net investment income of $11,656,543 and undistributed net investment income of $221,205, respectively)	$ 1,515,673,270	$ 1,566,178,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 9.87	$ 15.83	$ 15.64	$ 14.78	$ 14.35
Income from Investment Operations
Net investment income (loss) E	.11	.23	.31	.36	.33	.31
Net realized and unrealized gain (loss)	(.48)	3.57	(5.54)	.99	1.34	.50
Total from investment operations	(.37)	3.80	(5.23)	1.35	1.67	.81
Distributions from net investment income	(.01)	(.22)	(.24)	(.54)	(.31)	(.37)
Distributions from net realized gain	(.01)	(.04)	(.49)	(.62)	(.50)	(.01)
Total distributions	(.02)	(.26) I	(.73)	(1.16)	(.81)	(.38)
Net asset value, end of period	$ 13.02	$ 13.41	$ 9.87	$ 15.83	$ 15.64	$ 14.78
Total Return B, C, D	(2.80)%	38.60%	(33.96)%	8.98%	11.78%	5.77%
Ratios to Average Net Assets F, H
Expenses before reductions	.55% A	.56%	.55%	.57%	.61%	.58%
Expenses net of fee waivers, if any	.55% A	.56%	.55%	.57%	.61%	.58%
Expenses net of all reductions	.54% A	.55%	.55%	.57%	.59%	.54%
Net investment income (loss)	1.59% A	2.03%	2.34%	2.25%	2.20%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,787	$ 185,849	$ 149,711	$ 274,561	$ 281,594	$ 276,343
Portfolio turnover rate G	68% A	63%	64%	41%	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $0.26 per share is comprised of distributions from net investment income of $0.224 and distributions from net realized gain of $0.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 9.84	$ 15.77	$ 15.55	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) E	.10	.22	.30	.34	.31	.30
Net realized and unrealized gain (loss)	(.47)	3.54	(5.52)	.99	1.33	.48
Total from investment operations	(.37)	3.76	(5.22)	1.33	1.64	.78
Distributions from net investment income	(.01)	(.21)	(.22)	(.49)	(.29)	(.35)
Distributions from net realized gain	(.01)	(.04)	(.49)	(.62)	(.50)	(.01)
Total distributions	(.02)	(.24) I	(.71)	(1.11)	(.79)	(.36)
Net asset value, end of period	$ 12.97	$ 13.36	$ 9.84	$ 15.77	$ 15.55	$ 14.70
Total Return B, C, D	(2.81)%	38.36%	(34.02)%	8.90%	11.64%	5.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.69%	.68%	.68%	.72%	.68%
Expenses net of fee waivers, if any	.68% A	.69%	.68%	.68%	.72%	.68%
Expenses net of all reductions	.67% A	.69%	.68%	.68%	.69%	.65%
Net investment income (loss)	1.46% A	1.90%	2.22%	2.14%	2.09%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,786	$ 6,221	$ 4,983	$ 9,376	$ 14,247	$ 18,181
Portfolio turnover rate G	68% A	63%	64%	41%	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $0.24 per share is comprised of distributions from net investment income of $0.209 and distributions from net realized gain of $0.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 9.75	$ 15.65	$ 15.46	$ 14.62	$ 14.20
Income from Investment Operations
Net investment income (loss) E	.09	.20	.27	.31	.28	.27
Net realized and unrealized gain (loss)	(.47)	3.53	(5.47)	.98	1.33	.50
Total from investment operations	(.38)	3.73	(5.20)	1.29	1.61	.77
Distributions from net investment income	(.01)	(.20)	(.21)	(.48)	(.27)	(.34)
Distributions from net realized gain	(.01)	(.04)	(.49)	(.62)	(.50)	(.01)
Total distributions	(.02)	(.24) I	(.70)	(1.10)	(.77)	(.35)
Net asset value, end of period	$ 12.84	$ 13.24	$ 9.75	$ 15.65	$ 15.46	$ 14.62
Total Return B, C, D	(2.91)%	38.32%	(34.15)%	8.72%	11.50%	5.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.81%	.82%	.87%	.83%
Expenses net of fee waivers, if any	.80% A	.81%	.81%	.82%	.87%	.83%
Expenses net of all reductions	.79% A	.80%	.80%	.82%	.84%	.80%
Net investment income (loss)	1.34% A	1.78%	2.09%	2.00%	1.94%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,429	$ 195,356	$ 102,009	$ 120,116	$ 56,139	$ 40,716
Portfolio turnover rate G	68% A	63%	64%	41%	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $0.24 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $0.035 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 9.83	$ 15.77	$ 15.59	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.10	.22	.29	.34	.31	.11
Net realized and unrealized gain (loss)	(.47)	3.55	(5.50)	.99	1.32	.70
Total from investment operations	(.37)	3.77	(5.21)	1.33	1.63	.81
Distributions from net investment income	(.01)	(.21)	(.24)	(.53)	(.31)	-
Distributions from net realized gain	(.01)	(.04)	(.49)	(.62)	(.50)	-
Total distributions	(.02)	(.25) J	(.73)	(1.15)	(.81)	-
Net asset value, end of period	$ 12.96	$ 13.35	$ 9.83	$ 15.77	$ 15.59	$ 14.77
Total Return B, C, D	(2.81)%	38.45%	(33.99)%	8.89%	11.56%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.63% A	.65%	.64%	.68%	.73%	.76% A
Expenses net of fee waivers, if any	.63% A	.65%	.64%	.68%	.73%	.76% A
Expenses net of all reductions	.63% A	.65%	.64%	.68%	.71%	.73% A
Net investment income (loss)	1.51% A	1.93%	2.25%	2.14%	2.07%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,127,672	$ 1,178,752	$ 766,380	$ 396,524	$ 87,476	$ 14,133
Portfolio turnover rate G	68% A	63%	64%	41%	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $0.25 per share is comprised of distributions from net investment income of $0.214 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,746,120
Gross unrealized depreciation	(141,785,370)
Net unrealized appreciation (depreciation)	$ 20,960,750
Tax cost	$ 1,499,527,747

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $547,112,983 and $535,143,679, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 2,714
Service Class 2	261,514
$ 264,228

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 66,969
Service Class	2,701
Service Class 2	72,834
Investor Class	921,691
$ 1,064,195

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,537 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,127 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $130,599.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $38,259 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 68,834	$ 3,065,791
Service Class	2,037	95,989
Service Class 2	75,521	2,895,846
Investor Class	439,656	18,564,224
Total	$ 586,048	$ 24,621,850

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Initial Class	$ 137,666	$ 500,632
Service Class	4,075	16,746
Service Class 2	151,042	429,689
Investor Class	879,312	2,901,732
Total	$ 1,172,095	$ 3,848,799

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	904,620	1,164,879	$ 12,929,885	$ 13,265,083
Reinvestment of distributions	15,836	276,936	206,500	3,566,423
Shares redeemed	(1,128,355)	(2,749,831)	(15,517,099)	(29,363,437)
Net increase (decrease)	(207,899)	(1,308,016)	$ (2,380,714)	$ (12,531,931)
Service Class
Shares sold	6,762	14,124	$ 96,938	$ 158,601
Reinvestment of distributions	471	8,797	6,112	112,735
Shares redeemed	(103,803)	(63,861)	(1,432,555)	(671,494)
Net increase (decrease)	(96,570)	(40,940)	$ (1,329,505)	$ (400,158)
Service Class 2
Shares sold	2,618,868	5,823,715	$ 35,679,820	$ 65,903,055
Reinvestment of distributions	17,604	259,708	226,563	3,325,535
Shares redeemed	(1,394,836)	(1,783,350)	(19,030,281)	(19,922,430)
Net increase (decrease)	1,241,636	4,300,073	$ 16,876,102	$ 49,306,160
Investor Class
Shares sold	1,346,488	11,962,349	$ 18,651,419	$ 120,348,275
Reinvestment of distributions	101,615	1,669,241	1,318,968	21,465,956
Shares redeemed	(2,732,303)	(3,297,780)	(37,197,681)	(38,333,440)
Net increase (decrease)	(1,284,200)	10,333,810	$ (17,227,294)	$ 103,480,791

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 85% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0810
1.705697.112

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.85%
Actual		$ 1,000.00	$ 968.80	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 967.30	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 968.30	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 968.80	$ 4.54
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Continental Airlines, Inc. Class B	4.6	3.1
Delta Air Lines, Inc.	4.3	3.8
Sprint Nextel Corp.	3.8	0.9
Cisco Systems, Inc.	3.3	2.8
Apple, Inc.	2.8	2.6
Virgin Media, Inc.	2.7	1.9
The Walt Disney Co.	2.7	4.9
UAL Corp.	2.6	1.6
Juniper Networks, Inc.	2.4	0.0
ITT Educational Services, Inc.	2.3	1.4
	31.5
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	25.8
Industrials	18.9	14.3
Financials	13.7	14.2
Information Technology	12.1	15.6
Health Care	7.0	10.1
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 87.2%		Stocks 92.8%
	Short-Term Investments and Net Other Assets 12.8%		Short-Term Investments and Net Other Assets 7.2%
* Foreign investments	5.9%	** Foreign investments	2.6%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.2%
	Shares	Value
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 0.1%
Modine Manufacturing Co. (a)	6,058	$ 46,525
Diversified Consumer Services - 3.2%
Career Education Corp. (a)(c)	13,442	309,435
ITT Educational Services, Inc. (a)(c)	13,728	1,139,699
Universal Technical Institute, Inc.	6,219	147,017
		1,596,151
Hotels, Restaurants & Leisure - 4.1%
Marriott International, Inc. Class A	8,713	260,867
McDonald's Corp.	1,000	65,870
MGM Mirage, Inc. (a)(c)	38,702	373,087
Paddy Power PLC (Ireland)	12,842	398,962
Penn National Gaming, Inc. (a)	4,000	92,400
Starwood Hotels & Resorts Worldwide, Inc.	20,900	865,887
		2,057,073
Household Durables - 0.4%
D.R. Horton, Inc.	10,000	98,300
Libbey, Inc. (a)	7,898	102,516
		200,816
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	2,539	277,411
Blue Nile, Inc. (a)	600	28,248
		305,659
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	3,812	208,211
Summer Infant, Inc. (a)	16,879	110,557
		318,768
Media - 8.7%
Interpublic Group of Companies, Inc. (a)	92,552	659,896
Kabel Deutschland Holding AG	9,200	261,138
Meredith Corp.	2,451	76,300
The Walt Disney Co.	42,409	1,335,884
Valassis Communications, Inc. (a)	21,223	673,194
Virgin Media, Inc. (c)	80,551	1,344,396
		4,350,808
Specialty Retail - 2.4%
Chico's FAS, Inc.	15,300	151,164
DSW, Inc. Class A (a)	6,811	152,975
Gap, Inc.	6,100	118,706
J. Crew Group, Inc. (a)	7,100	261,351
Jos. A. Bank Clothiers, Inc. (a)	2,000	107,980
OfficeMax, Inc. (a)	13,000	169,780
Staples, Inc.	3,043	57,969
TJX Companies, Inc.	4,100	171,995
		1,191,920

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.0%
Heelys, Inc. (a)	35,000	$ 85,050
Phillips-Van Heusen Corp.	8,800	407,176
		492,226
TOTAL CONSUMER DISCRETIONARY		10,559,946
CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	5,093	244,868
Grupo Modelo SAB de CV Series C	31,600	156,093
The Coca-Cola Co.	4,053	203,136
		604,097
Food & Staples Retailing - 0.9%
Whole Foods Market, Inc. (a)	12,784	460,480
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	2,377	132,470
TOTAL CONSUMER STAPLES		1,197,047
ENERGY - 3.8%
Energy Equipment & Services - 1.2%
Pride International, Inc. (a)	13,720	306,505
Smith International, Inc.	4,286	161,368
Weatherford International Ltd. (a)	12,675	166,550
		634,423
Oil, Gas & Consumable Fuels - 2.6%
Marathon Oil Corp.	2,000	62,180
Occidental Petroleum Corp.	13,900	1,072,385
Sunoco, Inc.	400	13,908
Valero Energy Corp.	8,100	145,638
		1,294,111
TOTAL ENERGY		1,928,534
FINANCIALS - 13.7%
Capital Markets - 0.6%
Bank of New York Mellon Corp.	5,100	125,919
Janus Capital Group, Inc.	17,982	159,680
		285,599
Commercial Banks - 8.2%
Allied Irish Banks PLC (a)	113,099	119,747
Banco Bilbao Vizcaya Argentaria SA	20,169	207,791
Banco Santander SA	20,373	213,626
Bank of Ireland (a)	329,722	264,403
Bank of Ireland (a)	40,500	33,181
Comerica, Inc.	15,162	558,416
M&T Bank Corp.	1,500	127,425
Marshall & Ilsley Corp.	25,433	182,609
PNC Financial Services Group, Inc.	14,282	806,933
Regions Financial Corp.	30,500	200,690
SunTrust Banks, Inc.	7,100	165,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	4,873	$ 200,914
Wells Fargo & Co.	40,420	1,034,752
		4,115,917
Consumer Finance - 1.1%
American Express Co.	11,379	451,746
Capital One Financial Corp.	3,077	124,003
		575,749
Diversified Financial Services - 2.0%
CME Group, Inc.	2,736	770,321
MSCI, Inc. Class A (a)	7,662	209,939
		980,260
Real Estate Investment Trusts - 0.4%
Host Hotels & Resorts, Inc.	15,569	209,870
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	53,260	724,869
TOTAL FINANCIALS		6,892,264
HEALTH CARE - 7.0%
Biotechnology - 2.2%
Biogen Idec, Inc. (a)	23,337	1,107,341
Health Care Equipment & Supplies - 2.6%
Edwards Lifesciences Corp. (a)	5,200	291,304
Hill-Rom Holdings, Inc.	2,900	88,247
Intuitive Surgical, Inc. (a)	1,822	575,060
NuVasive, Inc. (a)	1,300	46,098
Symmetry Medical, Inc. (a)	11,614	122,412
Wright Medical Group, Inc. (a)	10,100	167,761
		1,290,882
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	15,744	499,872
MEDNAX, Inc. (a)	4,885	271,655
Sharps Compliance Corp. (a)	1,400	6,440
		777,967
Health Care Technology - 0.2%
Transcend Services, Inc. (a)	6,443	86,981
Pharmaceuticals - 0.5%
Elan Corp. PLC sponsored ADR (a)	60,126	270,567
TOTAL HEALTH CARE		3,533,738
INDUSTRIALS - 18.9%
Aerospace & Defense - 0.4%
DigitalGlobe, Inc. (a)	6,949	182,759
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	20,034	95,362

	Shares	Value
Airlines - 14.6%
AMR Corp. (a)	131,390	$ 890,824
Continental Airlines, Inc. Class B (a)	103,629	2,279,838
Delta Air Lines, Inc. (a)	185,274	2,176,970
UAL Corp. (a)(c)	63,688	1,309,425
US Airways Group, Inc. (a)(c)	76,271	656,693
		7,313,750
Commercial Services & Supplies - 1.9%
Pitney Bowes, Inc.	37,018	812,915
Republic Services, Inc.	2,000	59,460
Viad Corp.	5,536	97,710
		970,085
Professional Services - 0.3%
Equifax, Inc.	2,240	62,854
Robert Half International, Inc.	4,900	115,395
		178,249
Road & Rail - 1.5%
Norfolk Southern Corp.	5,606	297,398
Union Pacific Corp.	6,572	456,820
		754,218
TOTAL INDUSTRIALS		9,494,423
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 5.7%
Cisco Systems, Inc. (a)	77,157	1,644,216
Juniper Networks, Inc. (a)	53,609	1,223,357
		2,867,573
Computers & Peripherals - 4.2%
Apple, Inc. (a)	5,471	1,376,121
Hewlett-Packard Co.	16,404	709,965
		2,086,086
Internet Software & Services - 1.0%
eBay, Inc. (a)	24,444	479,347
Support.com, Inc. (a)	1,400	5,824
		485,171
Semiconductors & Semiconductor Equipment - 0.8%
Altera Corp.	15,783	391,576
Software - 0.4%
Fair Isaac Corp.	7,338	159,895
Nintendo Co. Ltd.	200	58,732
		218,627
TOTAL INFORMATION TECHNOLOGY		6,049,033
MATERIALS - 3.4%
Chemicals - 0.3%
Dow Chemical Co.	7,086	168,080
Metals & Mining - 3.1%
Allegheny Technologies, Inc.	4,600	203,274
AngloGold Ashanti Ltd. sponsored ADR	7,429	320,784
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Carpenter Technology Corp.	3,300	$ 108,339
Gold Fields Ltd. sponsored ADR	11,200	149,744
Goldcorp, Inc.	4,000	175,135
Newmont Mining Corp.	2,530	156,202
Royal Gold, Inc.	9,006	432,288
		1,545,766
TOTAL MATERIALS		1,713,846
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.3%
Cbeyond, Inc. (a)	12,568	157,100
Wireless Telecommunication Services - 4.5%
Clearwire Corp. Class A (a)	45,079	328,175
Sprint Nextel Corp. (a)	447,553	1,897,625
		2,225,800
TOTAL TELECOMMUNICATION SERVICES		2,382,900
TOTAL COMMON STOCKS (Cost $49,886,035)		43,751,731
Money Market Funds - 22.3%

Fidelity Cash Central Fund, 0.20% (d)	8,318,352	8,318,352
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	2,897,125	2,897,125
TOTAL MONEY MARKET FUNDS (Cost $11,215,477)		11,215,477
Cash Equivalents - 0.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $404,000)	$ 404,000	$ 404,000
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $61,505,512)		55,371,208
NET OTHER ASSETS (LIABILITIES) - (10.3)%		(5,191,060)
NET ASSETS - 100%		$ 50,180,148
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$404,000 due 7/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 57,912
Bank of America, NA	85,682
Barclays Capital, Inc.	119,774
Credit Agricole Securities (USA) Inc.	85,682
Mizuho Securities USA, Inc.	28,561
RBC Capital Markets Corp.	26,389
$ 404,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,594
Fidelity Securities Lending Cash Central Fund	6,746
Total	$ 12,340
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,559,946	$ 9,899,846	$ 660,100	$ -
Consumer Staples	1,197,047	952,179	244,868	-
Energy	1,928,534	1,928,534	-	-
Financials	6,892,264	6,086,697	805,567	-
Health Care	3,533,738	3,533,738	-	-
Industrials	9,494,423	9,494,423	-	-
Information Technology	6,049,033	5,990,301	58,732	-
Materials	1,713,846	1,713,846	-	-
Telecommunication Services	2,382,900	2,382,900	-	-
Money Market Funds	11,215,477	11,215,477	-	-
Cash Equivalents	404,000	-	404,000	-
Total Investments in Securities:	$ 55,371,208	$ 53,197,941	$ 2,173,267	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $5,587,727 all of which will expire on December 31, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,784,004 and repurchase agreements of $404,000) - See accompanying schedule: Unaffiliated issuers (cost $50,290,035)	$ 44,155,731
Fidelity Central Funds (cost $11,215,477)	11,215,477
Total Investments (cost $61,505,512)		$ 55,371,208
Cash		607
Receivable for fund shares sold		29,691
Dividends receivable		16,637
Distributions receivable from Fidelity Central Funds		3,159
Receivable from investment adviser for expense reductions		5,500
Other receivables		2,802
Total assets		55,429,604

Liabilities
Payable for investments purchased	$ 2,230,504
Payable for fund shares redeemed	44,811
Accrued management fee	24,686
Distribution fees payable	2,692
Other affiliated payables	6,149
Other payables and accrued expenses	43,489
Collateral on securities loaned, at value	2,897,125
Total liabilities		5,249,456

Net Assets		$ 50,180,148
Net Assets consist of:
Paid in capital		$ 60,530,199
Accumulated net investment loss		(62,231)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,153,516)
Net unrealized appreciation (depreciation) on investments		(6,134,304)
Net Assets		$ 50,180,148

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($17,201,587 ÷ 2,480,757 shares)	$ 6.93

Service Class: Net Asset Value, offering price and redemption price per share ($206,184 ÷ 29,907 shares)	$ 6.89

Service Class 2: Net Asset Value, offering price and redemption price per share ($12,200,285 ÷ 1,790,043 shares)	$ 6.82

Investor Class: Net Asset Value, offering price and redemption price per share ($20,572,092 ÷ 2,967,794 shares)	$ 6.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 188,490
Interest		125
Income from Fidelity Central Funds		12,340
Total income		200,955

Expenses
Management fee	$ 151,788
Transfer agent fees	32,477
Distribution fees	18,529
Accounting and security lending fees	10,810
Custodian fees and expenses	27,002
Independent trustees' compensation	146
Audit	21,040
Legal	78
Miscellaneous	2,294
Total expenses before reductions	264,164
Expense reductions	(8,856)	255,308
Net investment income (loss)		(54,353)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,946,124
Foreign currency transactions	(9,993)
Total net realized gain (loss)		1,936,131
Change in net unrealized appreciation (depreciation) on investment securities		(3,767,543)
Net gain (loss)		(1,831,412)
Net increase (decrease) in net assets resulting from operations		$ (1,885,765)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (54,353)	$ 169,433
Net realized gain (loss)	1,936,131	3,294,172
Change in net unrealized appreciation (depreciation)	(3,767,543)	9,438,217
Net increase (decrease) in net assets resulting from operations	(1,885,765)	12,901,822
Distributions to shareholders from net investment income	(111,880)	(66,807)
Share transactions - net increase (decrease)	3,010,243	(5,584,907)
Total increase (decrease) in net assets	1,012,598	7,250,108

Net Assets
Beginning of period	49,167,550	41,917,442
End of period (including accumulated net investment loss of $62,231 and undistributed net investment income of $104,002, respectively)	$ 50,180,148	$ 49,167,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	Unaudited	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.17	$ 5.28	$ 9.13	$ 9.61	$ 8.71	$ 7.19
Income from Investment Operations
Net investment income (loss) E	-	.03	.03	.04	.04	.02 H
Net realized and unrealized gain (loss)	(.22)	1.88	(3.78)	.65	1.17	1.50
Total from investment operations	(.22)	1.91	(3.75)	.69	1.21	1.52
Distributions from net investment income	(.02)	(.02)	(.05)	(.04)	(.05)	-
Distributions from net realized gain	-	-	(.05)	(1.13)	(.26)	-
Total distributions	(.02)	(.02)	(.10)	(1.17)	(.31)	-
Net asset value, end of period	$ 6.93	$ 7.17	$ 5.28	$ 9.13	$ 9.61	$ 8.71
Total Return B,C,D	(3.12)%	36.10%	(41.23)%	7.12%	13.97%	21.14%
Ratios to Average Net Assets F,I
Expenses before reductions	.87% A	.93%	.84%	.77%	.78%	.88%
Expenses net of fee waivers, if any	.85% A	.85%	.84%	.77%	.78%	.85%
Expenses net of all reductions	.84% A	.83%	.84%	.76%	.77%	.76%
Net investment income (loss)	(.10)% A	.50%	.42%	.37%	.48%	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,202	$ 16,986	$ 15,794	$ 42,887	$ 59,549	$ 57,609
Portfolio turnover rate G	241% A	221%	161%	138%	161%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been .07%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.14	$ 5.25	$ 9.07	$ 9.56	$ 8.65	$ 7.15
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.02	.03	.04	.01 H
Net realized and unrealized gain (loss)	(.22)	1.88	(3.75)	.64	1.17	1.49
Total from investment operations	(.23)	1.90	(3.73)	.67	1.21	1.50
Distributions from net investment income	(.02)	(.01)	(.04)	(.03)	(.04)	-
Distributions from net realized gain	-	-	(.05)	(1.13)	(.26)	-
Total distributions	(.02)	(.01)	(.09)	(1.16)	(.30)	-
Net asset value, end of period	$ 6.89	$ 7.14	$ 5.25	$ 9.07	$ 9.56	$ 8.65
Total Return B,C,D	(3.27)%	36.17%	(41.30)%	6.93%	13.99%	20.98%
Ratios to Average Net Assets F,I
Expenses before reductions	.95% A	1.02%	.94%	.86%	.88%	.99%
Expenses net of fee waivers, if any	.95% A	.95%	.94%	.86%	.88%	.96%
Expenses net of all reductions	.94% A	.94%	.93%	.86%	.87%	.88%
Net investment income (loss)	(.20)% A	.40%	.32%	.28%	.38%	.11% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 206	$ 217	$ 226	$ 666	$ 910	$ 879
Portfolio turnover rate G	241% A	221%	161%	138%	161%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.06	$ 5.20	$ 8.98	$ 9.48	$ 8.58	$ 7.11
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.01	.01	.02	- H,J
Net realized and unrealized gain (loss)	(.21)	1.85	(3.70)	.63	1.16	1.47
Total from investment operations	(.22)	1.86	(3.69)	.64	1.18	1.47
Distributions from net investment income	(.02)	- J	(.04)	(.01)	(.02)	-
Distributions from net realized gain	-	-	(.05)	(1.13)	(.26)	-
Total distributions	(.02)	- J	(.09)	(1.14)	(.28)	-
Net asset value, end of period	$ 6.82	$ 7.06	$ 5.20	$ 8.98	$ 9.48	$ 8.58
Total Return B,C,D	(3.17)%	35.79%	(41.35)%	6.73%	13.81%	20.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12% A	1.19%	1.12%	1.04%	1.05%	1.18%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.04%	1.05%	1.11%
Expenses net of all reductions	1.09% A	1.08%	1.09%	1.03%	1.04%	1.03%
Net investment income (loss)	(.35)% A	.25%	.16%	.10%	.21%	(.04)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,200	$ 14,190	$ 11,801	$ 22,687	$ 23,720	$ 18,208
Portfolio turnover rate G	241% A	221%	161%	138%	161%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.17	$ 5.28	$ 9.12	$ 9.61	$ 8.71	$ 7.89
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.02	.03	.03	- J
Net realized and unrealized gain (loss)	(.21)	1.88	(3.76)	.64	1.17	.82
Total from investment operations	(.22)	1.90	(3.74)	.67	1.20	.82
Distributions from net investment income	(.02)	(.01)	(.05)	(.03)	(.04)	-
Distributions from net realized gain	-	-	(.05)	(1.13)	(.26)	-
Total distributions	(.02)	(.01)	(.10)	(1.16)	(.30)	-
Net asset value, end of period	$ 6.93	$ 7.17	$ 5.28	$ 9.12	$ 9.61	$ 8.71
Total Return B,C,D	(3.12)%	36.01%	(41.25)%	6.91%	13.87%	10.39%
Ratios to Average Net Assets F,I
Expenses before reductions	.95% A	1.03%	.93%	.88%	.90%	1.04% A
Expenses net of fee waivers, if any	.93% A	.93%	.93%	.88%	.90%	1.00% A
Expenses net of all reductions	.92% A	.91%	.92%	.88%	.89%	.92% A
Net investment income (loss)	(.18)% A	.43%	.33%	.25%	.36%	.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,572	$ 17,775	$ 14,097	$ 32,062	$ 22,464	$ 7,241
Portfolio turnover rate G	241% A	221%	161%	138%	161%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,493,563
Gross unrealized depreciation	(9,944,289)
Net unrealized appreciation (depreciation)	$ (6,450,726)

Tax cost	$ 61,821,934

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,791,525 and $57,866,340, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 111
Service Class 2	18,418
$ 18,529

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 8,122
Service Class	77
Service Class 2	6,770
Investor Class	17,508
$ 32,477

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,681 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $99 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,746.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.85%	$ 1,857
Service Class	.95%	1
Service Class 2	1.10%	1,474
Investor Class	.93%	2,170
		$ 5,502

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,354 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 38,548	$ 37,620
Service Class	484	273
Service Class 2	31,994	2,011
Investor Class	40,854	26,903
Total	$ 111,880	$ 66,807

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	372,956	310,726	$ 2,815,696	$ 1,854,299
Reinvestment of distributions	5,636	5,344	38,548	37,620
Shares redeemed	(265,436)	(939,224)	(1,942,385)	(5,235,032)
Net increase (decrease)	113,156	(623,154)	$ 911,859	$ (3,343,113)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Service Class
Shares sold	2,356	67	$ 16,871	$ 364
Reinvestment of distributions	71	39	484	273
Shares redeemed	(2,888)	(12,810)	(20,933)	(66,940)
Net increase (decrease)	(461)	(12,704)	$ (3,578)	$ (66,303)
Service Class 2
Shares sold	811,204	570,385	$ 6,085,538	$ 3,129,027
Reinvestment of distributions	4,754	290	31,994	2,011
Shares redeemed	(1,035,489)	(831,215)	(7,792,573)	(4,494,709)
Net increase (decrease)	(219,531)	(260,540)	$ (1,675,041)	$ (1,363,671)
Investor Class
Shares sold	869,608	686,061	$ 6,585,440	$ 4,175,568
Reinvestment of distributions	5,973	3,822	40,854	26,903
Shares redeemed	(385,146)	(881,642)	(2,849,291)	(5,014,291)
Net increase (decrease)	490,435	(191,759)	$ 3,777,003	$ (811,820)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0810
1.761772.109

Fidelity® Variable Insurance Products:
Growth & Income Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.59%
Actual		$ 1,000.00	$ 920.90	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96
Service Class	.69%
Actual		$ 1,000.00	$ 920.40	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2.84%
Actual		$ 1,000.00	$ 919.70	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Investor Class	.68%
Actual		$ 1,000.00	$ 919.90	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.9	2.3
Exxon Mobil Corp.	3.5	2.7
Hewlett-Packard Co.	2.4	2.1
JPMorgan Chase & Co.	2.1	2.0
United Technologies Corp.	2.0	1.5
Wells Fargo & Co.	1.8	2.1
Microsoft Corp.	1.7	2.6
Bank of America Corp.	1.6	1.2
Berkshire Hathaway, Inc. Class B	1.6	0.0
Cisco Systems, Inc.	1.5	2.1
	22.1
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	25.4
Financials	18.7	16.4
Industrials	15.1	9.4
Energy	10.6	10.3
Consumer Discretionary	10.3	11.4
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 98.6%		Stocks 98.3%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	7.4%	** Foreign investments	7.5%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.1%
Fuel Systems Solutions, Inc. (a)	8,900	$ 230,955
Tenneco, Inc. (a)	32,600	686,556
		917,511
Automobiles - 0.2%
Ford Motor Co. (a)	77,800	784,224
Harley-Davidson, Inc.	38,000	844,740
		1,628,964
Distributors - 0.2%
Li & Fung Ltd.	242,000	1,082,737
Hotels, Restaurants & Leisure - 1.3%
Buffalo Wild Wings, Inc. (a)(c)	36,794	1,345,925
Darden Restaurants, Inc.	23,900	928,515
Jack in the Box, Inc. (a)	23,700	460,965
Little Sheep Group Ltd.	55,000	32,932
Marriott International, Inc. Class A	80,349	2,405,649
Sonic Corp. (a)	42,900	332,475
Starbucks Corp.	150,150	3,648,645
		9,155,106
Household Durables - 1.7%
D.R. Horton, Inc.	86,862	853,853
Ethan Allen Interiors, Inc.	37,630	526,444
Newell Rubbermaid, Inc.	53,900	789,096
Stanley Black & Decker, Inc.	72,200	3,647,544
Toll Brothers, Inc. (a)	197,700	3,234,372
Whirlpool Corp.	27,800	2,441,396
		11,492,705
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	20,500	2,239,830
Media - 2.5%
Comcast Corp. Class A (special) (non-vtg.)	167,991	2,760,092
DIRECTV (a)	80,500	2,730,560
Lamar Advertising Co. Class A (a)	37,106	909,839
McGraw-Hill Companies, Inc.	46,427	1,306,456
The Walt Disney Co.	158,400	4,989,600
Time Warner, Inc.	161,199	4,660,263
		17,356,810
Multiline Retail - 2.0%
Kohl's Corp. (a)	81,400	3,866,500
Target Corp.	192,100	9,445,557
		13,312,057
Specialty Retail - 1.6%
Best Buy Co., Inc.	90,681	3,070,459
Lowe's Companies, Inc.	220,678	4,506,245
RadioShack Corp.	99,685	1,944,854
Staples, Inc.	66,502	1,266,863
		10,788,421

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	36,400	$ 2,655,744
TOTAL CONSUMER DISCRETIONARY		70,629,885
CONSUMER STAPLES - 8.2%
Beverages - 2.2%
Coca-Cola Enterprises, Inc.	98,800	2,554,968
Dr Pepper Snapple Group, Inc.	63,000	2,355,570
The Coca-Cola Co.	198,100	9,928,772
		14,839,310
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	113,200	3,319,024
Wal-Mart Stores, Inc.	87,067	4,185,311
Whole Foods Market, Inc. (a)	70,100	2,525,002
		10,029,337
Food Products - 1.7%
Bunge Ltd.	30,950	1,522,431
Kraft Foods, Inc. Class A	83,100	2,326,800
Mead Johnson Nutrition Co. Class A	36,100	1,809,332
Nestle SA	127,796	6,162,174
		11,820,737
Household Products - 1.4%
Colgate-Palmolive Co.	59,200	4,662,592
Procter & Gamble Co.	87,800	5,266,244
		9,928,836
Tobacco - 1.4%
Philip Morris International, Inc.	212,460	9,739,166
TOTAL CONSUMER STAPLES		56,357,386
ENERGY - 10.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	68,600	2,851,702
Cameron International Corp. (a)	74,528	2,423,651
Ensco International Ltd. ADR	1,700	66,776
Halliburton Co.	301,693	7,406,563
Nabors Industries Ltd. (a)	5,400	95,148
Schlumberger Ltd.	144,800	8,013,232
Weatherford International Ltd. (a)	300,000	3,942,000
		24,799,072
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	11,800	425,862
Chesapeake Energy Corp.	1,800	37,710
Exxon Mobil Corp.	415,698	23,723,885
Falkland Oil & Gas Ltd. (a)	37,800	137,648
Occidental Petroleum Corp.	122,048	9,416,003
Peabody Energy Corp.	80,500	3,149,965
Petrohawk Energy Corp. (a)	136,300	2,313,011
Plains Exploration & Production Co. (a)	60,910	1,255,355
Range Resources Corp.	30,400	1,220,560
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	104,550	$ 4,039,812
Ultra Petroleum Corp. (a)	52,690	2,331,533
		48,051,344
TOTAL ENERGY		72,850,416
FINANCIALS - 18.7%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	95,401	3,446,838
Bank of New York Mellon Corp.	3,400	83,946
Charles Schwab Corp.	2,305	32,685
Goldman Sachs Group, Inc.	14,434	1,894,751
Janus Capital Group, Inc.	126,096	1,119,732
Morgan Stanley	151,002	3,504,756
State Street Corp.	147,957	5,003,906
T. Rowe Price Group, Inc.	59,100	2,623,449
		17,710,063
Commercial Banks - 4.9%
Banco Santander SA	85,832	900,014
BB&T Corp.	140,344	3,692,451
FirstMerit Corp.	47,800	818,814
Huntington Bancshares, Inc.	106,400	589,456
PNC Financial Services Group, Inc.	145,900	8,243,350
Sterling Bancshares, Inc.	51,000	240,210
SunTrust Banks, Inc.	70,800	1,649,640
Synovus Financial Corp.	8,500	21,590
U.S. Bancorp, Delaware	241,900	5,406,465
Wells Fargo & Co.	466,991	11,954,970
		33,516,960
Consumer Finance - 1.4%
American Express Co.	133,500	5,299,950
Capital One Financial Corp.	93,900	3,784,170
Discover Financial Services	57,500	803,850
		9,887,970
Diversified Financial Services - 5.4%
Bank of America Corp.	755,994	10,863,634
Citigroup, Inc. (a)	2,561,500	9,631,240
CME Group, Inc.	5,500	1,548,525
JPMorgan Chase & Co.	386,950	14,166,240
NBH Holdings Corp. Class A (a)(d)	20,000	390,000
		36,599,639
Insurance - 3.2%
AFLAC, Inc.	43,001	1,834,853
Allstate Corp.	75,700	2,174,861
Berkshire Hathaway, Inc. Class B (a)	133,653	10,650,808

	Shares	Value
Hartford Financial Services Group, Inc.	72,942	$ 1,614,206
MetLife, Inc.	149,300	5,637,568
		21,912,296
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	55,300	687,932
Public Storage	34,400	3,024,104
Simon Property Group, Inc.	14,001	1,130,581
SL Green Realty Corp.	19,300	1,062,272
		5,904,889
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	147,900	2,012,919
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	34,500	249,780
TOTAL FINANCIALS		127,794,516
HEALTH CARE - 9.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	49,700	2,614,220
ARIAD Pharmaceuticals, Inc. (a)	73,400	206,988
Biogen Idec, Inc. (a)	1,830	86,834
BioMarin Pharmaceutical, Inc. (a)	35,500	673,080
Celgene Corp. (a)	11,242	571,318
Cephalon, Inc. (a)	12,400	703,700
Gilead Sciences, Inc. (a)	10,800	370,224
Incyte Corp. (a)	34,100	377,487
SIGA Technologies, Inc. (a)	32,700	251,790
Vertex Pharmaceuticals, Inc. (a)	54,600	1,796,340
		7,651,981
Health Care Equipment & Supplies - 1.2%
Covidien PLC	125,000	5,022,500
Hill-Rom Holdings, Inc.	36,300	1,104,609
St. Jude Medical, Inc. (a)	24,070	868,686
Zimmer Holdings, Inc. (a)	20,600	1,113,430
		8,109,225
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc. (a)	41,300	619,500
CIGNA Corp.	31,200	969,072
Express Scripts, Inc. (a)	114,200	5,369,684
Henry Schein, Inc. (a)	66,926	3,674,237
McKesson Corp.	43,000	2,887,880
Medco Health Solutions, Inc. (a)	40,600	2,236,248
MWI Veterinary Supply, Inc. (a)	1,400	70,364
UnitedHealth Group, Inc.	79,852	2,267,797
		18,094,782
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	29,400	1,279,782
Life Technologies Corp. (a)	57,200	2,702,700
		3,982,482
Pharmaceuticals - 4.1%
Abbott Laboratories	77,410	3,621,240
Allergan, Inc.	10,500	611,730
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Auxilium Pharmaceuticals, Inc. (a)	13,800	$ 324,300
Johnson & Johnson	138,370	8,172,132
Merck & Co., Inc.	229,088	8,011,207
Perrigo Co.	17,500	1,033,725
Pfizer, Inc.	331,226	4,723,283
Teva Pharmaceutical Industries Ltd. sponsored ADR	32,500	1,689,675
		28,187,292
TOTAL HEALTH CARE		66,025,762
INDUSTRIALS - 15.1%
Aerospace & Defense - 3.9%
AeroVironment, Inc. (a)(c)	23,797	517,109
BE Aerospace, Inc. (a)	123,900	3,150,777
Honeywell International, Inc.	8,600	335,658
Lockheed Martin Corp.	300	22,350
Precision Castparts Corp.	33,600	3,458,112
The Boeing Co.	91,000	5,710,250
United Technologies Corp.	207,964	13,498,943
		26,693,199
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	49,000	2,727,340
United Parcel Service, Inc. Class B	98,046	5,577,837
		8,305,177
Airlines - 0.8%
Delta Air Lines, Inc. (a)	191,098	2,245,402
Southwest Airlines Co.	209,409	2,326,534
UAL Corp. (a)	38,100	783,336
		5,355,272
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	64,100	2,059,533
Construction & Engineering - 0.8%
Fluor Corp.	65,400	2,779,500
Jacobs Engineering Group, Inc. (a)	66,400	2,419,616
Orion Marine Group, Inc. (a)	41,100	583,620
		5,782,736
Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	30	1,248
Industrial Conglomerates - 2.3%
3M Co.	91,279	7,210,128
General Electric Co.	464,472	6,697,686
Textron, Inc.	94,641	1,606,058
		15,513,872
Machinery - 2.6%
Cummins, Inc.	72,800	4,741,464
Danaher Corp.	115,000	4,268,800
Ingersoll-Rand Co. Ltd.	189,000	6,518,610

	Shares	Value
NN, Inc. (a)	17,200	$ 86,000
PACCAR, Inc.	60,300	2,404,161
		18,019,035
Professional Services - 0.4%
Robert Half International, Inc.	103,900	2,446,845
Road & Rail - 2.8%
Avis Budget Group, Inc. (a)	54,600	536,172
CSX Corp.	151,300	7,509,019
Hertz Global Holdings, Inc. (a)	74,900	708,554
Landstar System, Inc.	87,100	3,396,029
Union Pacific Corp.	104,300	7,249,893
		19,399,667
TOTAL INDUSTRIALS		103,576,584
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	492,275	10,490,380
Juniper Networks, Inc. (a)	115,422	2,633,930
QUALCOMM, Inc.	115,500	3,793,020
Research In Motion Ltd. (a)	12,000	591,120
		17,508,450
Computers & Peripherals - 6.4%
Apple, Inc. (a)	105,713	26,589,990
EMC Corp. (a)	50,667	927,206
Hewlett-Packard Co.	371,500	16,078,520
		43,595,716
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	153,894	4,375,206
Corning, Inc.	87,400	1,411,510
		5,786,716
Internet Software & Services - 1.9%
eBay, Inc. (a)	296,031	5,805,168
Google, Inc. Class A (a)	9,991	4,445,495
Move, Inc. (a)	672,295	1,378,205
OpenTable, Inc. (a)	17,600	729,872
Rackspace Hosting, Inc. (a)	44,800	821,632
Tencent Holdings Ltd.	500	8,284
		13,188,656
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	43,359	2,170,552
International Business Machines Corp.	27,500	3,395,700
MasterCard, Inc. Class A	26,100	5,207,733
Visa, Inc. Class A	57,668	4,080,011
		14,853,996
Semiconductors & Semiconductor Equipment - 3.3%
Altera Corp.	18,500	458,985
Applied Materials, Inc.	278,510	3,347,690
ASML Holding NV	244,400	6,713,668
Intel Corp.	204,400	3,975,580
Lam Research Corp. (a)	116,600	4,437,796
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	168,000	$ 1,659,840
Micron Technology, Inc. (a)	153,100	1,299,819
Xilinx, Inc.	16,600	419,316
		22,312,694
Software - 3.7%
BMC Software, Inc. (a)	66,426	2,300,332
Citrix Systems, Inc. (a)	31,500	1,330,245
Informatica Corp. (a)	38,000	907,440
Longtop Financial Technologies Ltd. ADR (a)	4,700	152,280
Microsoft Corp.	502,493	11,562,364
Novell, Inc. (a)	75,700	429,976
Nuance Communications, Inc. (a)	51,300	766,935
Oracle Corp.	295,700	6,345,722
Red Hat, Inc. (a)	29,100	842,154
Salesforce.com, Inc. (a)	300	25,746
VMware, Inc. Class A (a)	13,100	819,929
		25,483,123
TOTAL INFORMATION TECHNOLOGY		142,729,351
MATERIALS - 3.7%
Chemicals - 2.5%
Albemarle Corp.	72,484	2,878,340
Dow Chemical Co.	164,900	3,911,428
Ecolab, Inc.	66,000	2,964,060
FMC Corp.	53,852	3,092,720
Praxair, Inc.	43,504	3,305,869
The Mosaic Co.	17,400	678,252
		16,830,669
Metals & Mining - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	78,100	3,372,358
Barrick Gold Corp.	71,600	3,249,929
Carpenter Technology Corp.	60,100	1,973,083
Freeport-McMoRan Copper & Gold, Inc.	200	11,826
		8,607,196
TOTAL MATERIALS		25,437,865
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	77,467	1,873,927

	Shares	Value
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	78,200	$ 3,479,900
Sprint Nextel Corp. (a)	495,500	2,100,920
		5,580,820
TOTAL TELECOMMUNICATION SERVICES		7,454,747
UTILITIES - 0.4%
Electric Utilities - 0.2%
FirstEnergy Corp.	39,600	1,395,108
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	32,700	1,054,575
TOTAL UTILITIES		2,449,683
TOTAL COMMON STOCKS (Cost $691,424,098)		675,306,195
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.20% (e)	9,150,048	9,150,048
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	832,700	832,700
TOTAL MONEY MARKET FUNDS (Cost $9,982,748)		9,982,748
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $701,406,846)		685,288,943
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(403,841)
NET ASSETS - 100%		$ 684,885,102
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $390,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,198
Fidelity Securities Lending Cash Central Fund	5,546
Total	$ 16,744
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 70,629,885	$ 69,514,216	$ 1,115,669	$ -
Consumer Staples	56,357,386	50,195,212	6,162,174	-
Energy	72,850,416	72,712,768	137,648	-
Financials	127,794,516	126,504,502	900,014	390,000
Health Care	66,025,762	66,025,762	-	-
Industrials	103,576,584	103,575,336	1,248	-
Information Technology	142,729,351	142,721,067	8,284	-
Materials	25,437,865	25,437,865	-	-
Telecommunication Services	7,454,747	7,454,747	-	-
Utilities	2,449,683	2,449,683	-	-
Money Market Funds	9,982,748	9,982,748	-	-
Total Investments in Securities:	$ 685,288,943	$ 676,573,906	$ 8,325,037	$ 390,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 405,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 390,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (15,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $243,697,162 of which $84,320,817 and $159,376,345 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $812,682) - See accompanying schedule: Unaffiliated issuers (cost $691,424,098)	$ 675,306,195
Fidelity Central Funds (cost $9,982,748)	9,982,748
Total Investments (cost $701,406,846)		$ 685,288,943
Cash		13,230
Receivable for investments sold		3,128,052
Receivable for fund shares sold		681,091
Dividends receivable		771,326
Distributions receivable from Fidelity Central Funds		1,836
Other receivables		16,982
Total assets		689,901,460

Liabilities
Payable for investments purchased	$ 2,891,302
Payable for fund shares redeemed	800,682
Accrued management fee	278,312
Distribution fees payable	71,669
Other affiliated payables	64,662
Other payables and accrued expenses	77,031
Collateral on securities loaned, at value	832,700
Total liabilities		5,016,358

Net Assets		$ 684,885,102
Net Assets consist of:
Paid in capital		$ 943,907,334
Undistributed net investment income		2,057,388
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(244,962,130)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(16,117,490)
Net Assets		$ 684,885,102

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($235,069,901 ÷ 23,071,610 shares)	$ 10.19

Service Class: Net Asset Value, offering price and redemption price per share ($135,571,814 ÷ 13,400,340 shares)	$ 10.12

Service Class 2: Net Asset Value, offering price and redemption price per share ($269,140,575 ÷ 26,865,694 shares)	$ 10.02

Investor Class: Net Asset Value, offering price and redemption price per share ($45,102,812 ÷ 4,437,265 shares)	$ 10.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 5,169,204
Interest		144
Income from Fidelity Central Funds		16,744
Total income		5,186,092

Expenses
Management fee	$ 1,810,708
Transfer agent fees	302,733
Distribution fees	469,323
Accounting and security lending fees	140,524
Custodian fees and expenses	28,937
Independent trustees' compensation	2,199
Audit	26,816
Legal	1,317
Miscellaneous	35,407
Total expenses before reductions	2,817,964
Expense reductions	(37,062)	2,780,902
Net investment income (loss)		2,405,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,125,585
Foreign currency transactions	(47,314)
Futures contracts	100,166
Total net realized gain (loss)		27,178,437
Change in net unrealized appreciation (depreciation) on: Investment securities	(87,797,902)
Assets and liabilities in foreign currencies	(329)
Total change in net unrealized appreciation (depreciation)		(87,798,231)
Net gain (loss)		(60,619,794)
Net increase (decrease) in net assets resulting from operations		$ (58,214,604)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,405,190	$ 6,741,269
Net realized gain (loss)	27,178,437	(71,563,532)
Change in net unrealized appreciation (depreciation)	(87,798,231)	241,390,095
Net increase (decrease) in net assets resulting from operations	(58,214,604)	176,567,832
Distributions to shareholders from net investment income	(363,845)	(7,076,457)
Share transactions - net increase (decrease)	(67,185,718)	(90,703,958)
Total increase (decrease) in net assets	(125,764,167)	78,787,417

Net Assets
Beginning of period	810,649,269	731,861,852
End of period (including undistributed net investment income of $2,057,388 and undistributed net investment income of $16,043, respectively)	$ 684,885,102	$ 810,649,269

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 8.79	$ 17.01	$ 16.12	$ 14.75	$ 13.91
Income from Investment Operations
Net investment income (loss) E	.04	.10	.15	.14	.15	.13
Net realized and unrealized gain (loss)	(.91)	2.29	(6.71)	1.73	1.74	.92
Total from investment operations	(.87)	2.39	(6.56)	1.87	1.89	1.05
Distributions from net investment income	(.01)	(.11)	(.16)	(.31)	(.14)	(.21)
Distributions from net realized gain	-	-	(1.50)	(.67)	(.38)	-
Total distributions	(.01)	(.11)	(1.66)	(.98) I	(.52)	(.21)
Net asset value, end of period	$ 10.19	$ 11.07	$ 8.79	$ 17.01	$ 16.12	$ 14.75
Total Return B, C, D	(7.91)%	27.20%	(41.70)%	12.12%	13.18%	7.63%
Ratios to Average Net Assets F, H
Expenses before reductions	.59% A	.61%	.59%	.58%	.60%	.59%
Expenses net of fee waivers, if any	.59% A	.61%	.59%	.58%	.60%	.59%
Expenses net of all reductions	.58% A	.60%	.59%	.58%	.59%	.54%
Net investment income (loss)	.73% A	1.05%	1.15%	.88%	.98%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,070	$ 274,101	$ 235,729	$ 446,465	$ 465,375	$ 606,102
Portfolio turnover rate G	119% A	101%	123%	85%	109%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.98 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.671 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 8.73	$ 16.90	$ 16.01	$ 14.66	$ 13.83
Income from Investment Operations
Net investment income (loss) E	.04	.09	.14	.13	.13	.12
Net realized and unrealized gain (loss)	(.91)	2.28	(6.66)	1.71	1.72	.91
Total from investment operations	(.87)	2.37	(6.52)	1.84	1.85	1.03
Distributions from net investment income	(.01)	(.10)	(.15)	(.28)	(.12)	(.20)
Distributions from net realized gain	-	-	(1.50)	(.67)	(.38)	-
Total distributions	(.01)	(.10)	(1.65)	(.95) I	(.50)	(.20)
Net asset value, end of period	$ 10.12	$ 11.00	$ 8.73	$ 16.90	$ 16.01	$ 14.66
Total Return B, C, D	(7.96)%	27.16%	(41.77)%	12.00%	13.01%	7.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.70%	.69%	.68%	.70%	.69%
Expenses net of fee waivers, if any	.69% A	.70%	.69%	.68%	.70%	.69%
Expenses net of all reductions	.68% A	.70%	.69%	.68%	.69%	.64%
Net investment income (loss)	.64% A	.95%	1.06%	.78%	.88%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,572	$ 165,361	$ 162,731	$ 371,692	$ 375,775	$ 384,527
Portfolio turnover rate G	119% A	101%	123%	85%	109%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.95 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 8.65	$ 16.76	$ 15.86	$ 14.53	$ 13.71
Income from Investment Operations
Net investment income (loss) E	.03	.07	.12	.10	.11	.10
Net realized and unrealized gain (loss)	(.90)	2.26	(6.60)	1.70	1.71	.90
Total from investment operations	(.87)	2.33	(6.48)	1.80	1.82	1.00
Distributions from net investment income	(.01)	(.08)	(.13)	(.23)	(.11)	(.18)
Distributions from net realized gain	-	-	(1.50)	(.67)	(.38)	-
Total distributions	(.01)	(.08)	(1.63)	(.90) I	(.49)	(.18)
Net asset value, end of period	$ 10.02	$ 10.90	$ 8.65	$ 16.76	$ 15.86	$ 14.53
Total Return B, C, D	(8.03)%	27.02%	(41.90)%	11.86%	12.86%	7.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.84% A	.85%	.84%	.83%	.85%	.84%
Expenses net of fee waivers, if any	.84% A	.85%	.84%	.83%	.85%	.84%
Expenses net of all reductions	.83% A	.85%	.84%	.83%	.84%	.79%
Net investment income (loss)	.49% A	.80%	.91%	.63%	.73%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,141	$ 319,760	$ 290,980	$ 628,130	$ 645,360	$ 596,787
Portfolio turnover rate G	119% A	101%	123%	85%	109%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.90 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.671 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 8.77	$ 16.96	$ 16.07	$ 14.74	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.04	.09	.14	.13	.13	.03
Net realized and unrealized gain (loss)	(.92)	2.29	(6.69)	1.73	1.72	1.07
Total from investment operations	(.88)	2.38	(6.55)	1.86	1.85	1.10
Distributions from net investment income	(.01)	(.10)	(.14)	(.29)	(.14)	-
Distributions from net realized gain	-	-	(1.50)	(.67)	(.38)	-
Total distributions	(.01)	(.10)	(1.64)	(.97) J	(.52)	-
Net asset value, end of period	$ 10.16	$ 11.05	$ 8.77	$ 16.96	$ 16.07	$ 14.74
Total Return B, C, D	(8.01)%	27.16%	(41.80)%	12.05%	12.95%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.71%	.68%	.70%	.73%	.78% A
Expenses net of fee waivers, if any	.68% A	.71%	.68%	.70%	.73%	.78% A
Expenses net of all reductions	.67% A	.71%	.68%	.70%	.72%	.72% A
Net investment income (loss)	.64% A	.94%	1.06%	.76%	.85%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,103	$ 51,427	$ 42,423	$ 98,623	$ 34,603	$ 9,564
Portfolio turnover rate G	119% A	101%	123%	85%	109%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.97 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 59,165,159
Gross unrealized depreciation	(94,830,318)
Net unrealized appreciation (depreciation)	$ (35,665,159)
Tax cost	$ 720,954,102

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $100,166 and a change in net unrealized appreciation (depreciation) of $0 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $455,571,698 and $516,203,371, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 79,351
Service Class 2	389,972
$ 469,323

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 98,117
Service Class	55,415
Service Class 2	108,809
Investor Class	40,392
$ 302,733

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,440 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,612 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,546.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,055 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 122,486	$ 2,655,022
Service Class	73,505	1,490,822
Service Class 2	144,647	2,474,932
Investor Class	23,207	455,681
Total	$ 363,845	$ 7,076,457

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,371,095	2,891,207	$ 15,372,163	$ 27,637,583
Reinvestment of distributions	11,610	247,251	122,486	2,655,022
Shares redeemed	(3,061,041)	(5,220,377)	(34,722,536)	(47,875,573)
Net increase (decrease)	(1,678,336)	(2,081,919)	$ (19,227,887)	$ (17,582,968)
Service Class
Shares sold	44,398	235,144	$ 497,503	$ 2,126,529
Reinvestment of distributions	7,014	140,252	73,505	1,490,822
Shares redeemed	(1,680,753)	(3,988,533)	(18,820,529)	(36,690,859)
Net increase (decrease)	(1,629,341)	(3,613,137)	$ (18,249,521)	$ (33,073,508)
Service Class 2
Shares sold	449,032	1,534,840	$ 4,949,517	$ 13,830,269
Reinvestment of distributions	13,922	235,223	144,647	2,474,932
Shares redeemed	(2,925,576)	(6,071,495)	(32,543,929)	(55,728,830)
Net increase (decrease)	(2,462,622)	(4,301,432)	$ (27,449,765)	$ (39,423,629)
Investor Class
Shares sold	769,893	1,061,045	$ 8,643,301	$ 10,530,860
Reinvestment of distributions	2,204	42,537	23,207	455,681
Shares redeemed	(987,413)	(1,287,819)	(10,925,053)	(11,610,394)
Net increase (decrease)	(215,316)	(184,237)	$ (2,258,545)	$ (623,853)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 30% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 44% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0810
1.705698.112

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.70%
Actual		$ 1,000.00	$ 944.20	$ 3.37
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 943.40	$ 3.85
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.96%
Actual		$ 1,000.00	$ 943.10	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class	.79%
Actual		$ 1,000.00	$ 944.00	$ 3.81
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.9	4.3
Google, Inc. Class A	2.9	4.8
Salesforce.com, Inc.	2.6	1.9
Cree, Inc.	1.8	2.1
Hyatt Hotels Corp. Class A	1.7	1.2
Amazon.com, Inc.	1.7	1.7
Red Hat, Inc.	1.7	1.6
Cisco Systems, Inc.	1.7	1.8
Silicon Laboratories, Inc.	1.7	0.0
Microsoft Corp.	1.6	2.7
	23.3
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.8	41.0
Consumer Discretionary	17.0	14.9
Health Care	16.5	15.4
Consumer Staples	7.4	9.2
Industrials	6.1	6.6
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 99.6%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	4.8%	** Foreign investments	4.3%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.7%
Johnson Controls, Inc.	43,400	$ 1,166,158
Tenneco, Inc. (a)	72,400	1,524,744
		2,690,902
Automobiles - 0.1%
Tesla Motors, Inc.	14,500	345,535
Diversified Consumer Services - 0.9%
Coinstar, Inc. (a)(c)	72,700	3,123,919
Hotels, Restaurants & Leisure - 5.7%
BJ's Restaurants, Inc. (a)	68,100	1,607,160
Buffalo Wild Wings, Inc. (a)(c)	10,300	376,774
Chipotle Mexican Grill, Inc. (a)	1,700	232,577
Hyatt Hotels Corp. Class A	171,300	6,353,517
Las Vegas Sands Corp. unit	3,700	1,387,426
McDonald's Corp.	53,400	3,517,458
Starbucks Corp.	179,000	4,349,700
Starwood Hotels & Resorts Worldwide, Inc.	34,700	1,437,621
Texas Roadhouse, Inc. Class A (a)	115,900	1,462,658
		20,724,891
Household Durables - 1.1%
Gafisa SA sponsored ADR	29,600	358,456
Lennar Corp. Class A	122,200	1,699,802
Tempur-Pedic International, Inc. (a)	28,200	867,150
Tupperware Brands Corp.	22,500	896,625
		3,822,033
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	56,200	6,140,412
Media - 0.9%
Comcast Corp. Class A	19,200	333,504
DIRECTV (a)	49,400	1,675,648
DreamWorks Animation SKG, Inc. Class A (a)	11,500	328,325
The Walt Disney Co.	34,700	1,093,050
		3,430,527
Multiline Retail - 0.9%
Target Corp.	63,700	3,132,129
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	16,300	604,404
Best Buy Co., Inc.	28,700	971,782
Home Depot, Inc.	44,000	1,235,080
Jos. A. Bank Clothiers, Inc. (a)	15,600	842,244
Lumber Liquidators Holdings, Inc. (a)(c)	27,500	641,575
Staples, Inc.	78,900	1,503,045
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	34,100	806,806
		6,604,936
Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	40,800	1,491,240
lululemon athletica, Inc. (a)(c)	138,486	5,154,449

	Shares	Value
NIKE, Inc. Class B	15,300	$ 1,033,515
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	111,900	4,086,588
		11,765,792
TOTAL CONSUMER DISCRETIONARY		61,781,076
CONSUMER STAPLES - 7.4%
Beverages - 2.4%
Dr Pepper Snapple Group, Inc.	87,700	3,279,103
PepsiCo, Inc.	31,500	1,919,925
The Coca-Cola Co.	71,700	3,593,604
		8,792,632
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	22,500	1,233,675
Wal-Mart Stores, Inc.	81,300	3,908,091
Walgreen Co.	30,700	819,690
		5,961,456
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)	42,900	1,102,530
Tyson Foods, Inc. Class A	45,200	740,828
		1,843,358
Household Products - 0.3%
Procter & Gamble Co.	18,300	1,097,634
Personal Products - 1.1%
Avon Products, Inc.	61,258	1,623,337
Herbalife Ltd.	38,500	1,772,925
Nu Skin Enterprises, Inc. Class A	16,800	418,824
		3,815,086
Tobacco - 1.5%
Philip Morris International, Inc.	115,000	5,271,600
TOTAL CONSUMER STAPLES		26,781,766
ENERGY - 6.0%
Energy Equipment & Services - 2.0%
FMC Technologies, Inc. (a)	10,530	554,510
National Oilwell Varco, Inc.	26,403	873,147
Schlumberger Ltd.	96,700	5,351,378
Transocean Ltd. (a)	11,279	522,556
		7,301,591
Oil, Gas & Consumable Fuels - 4.0%
Cameco Corp. (c)	16,700	355,162
Chesapeake Energy Corp.	110,136	2,307,349
EOG Resources, Inc.	11,000	1,082,070
EXCO Resources, Inc.	34,500	504,045
Exxon Mobil Corp.	92,000	5,250,440
Peabody Energy Corp.	9,751	381,557
Petrohawk Energy Corp. (a)	97,800	1,659,666
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	32,700	1,122,264
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	8,835	$ 354,725
Southwestern Energy Co. (a)	36,807	1,422,222
		14,439,500
TOTAL ENERGY		21,741,091
FINANCIALS - 3.4%
Capital Markets - 0.7%
Charles Schwab Corp.	67,800	961,404
Goldman Sachs Group, Inc.	4,009	526,261
Knight Capital Group, Inc. Class A (a)	27,400	377,846
Morgan Stanley	12,500	290,125
Northern Trust Corp.	5,600	261,520
		2,417,156
Commercial Banks - 0.6%
Signature Bank, New York (a)	13,100	497,931
Wells Fargo & Co.	64,500	1,651,200
		2,149,131
Consumer Finance - 0.8%
Discover Financial Services	214,700	3,001,506
Diversified Financial Services - 1.1%
Bank of America Corp.	40,500	581,985
BM&F BOVESPA SA	166,129	1,076,400
CBOE Holdings, Inc.	6,800	221,340
Citigroup, Inc. (a)	127,400	479,024
CME Group, Inc.	1,300	366,015
JPMorgan Chase & Co.	37,900	1,387,519
		4,112,283
Insurance - 0.1%
First American Financial Corp.	17,900	226,972
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	6,187	499,600
TOTAL FINANCIALS		12,406,648
HEALTH CARE - 16.5%
Biotechnology - 11.6%
Alexion Pharmaceuticals, Inc. (a)	55,700	2,851,283
Alkermes, Inc. (a)	63,900	795,555
Alnylam Pharmaceuticals, Inc. (a)(c)	59,400	892,188
Celgene Corp. (a)	18,965	963,801
Cepheid, Inc. (a)	143,300	2,295,666
Dendreon Corp. (a)	137,500	4,445,375
Exelixis, Inc. (a)	107,000	371,290
Gilead Sciences, Inc. (a)	10,952	375,435
Human Genome Sciences, Inc. (a)	169,200	3,834,072
ImmunoGen, Inc. (a)(c)	147,900	1,371,033
Immunomedics, Inc. (a)(c)	496,800	1,535,112
InterMune, Inc. (a)(c)	177,400	1,658,690
Isis Pharmaceuticals, Inc. (a)	330,500	3,162,885

	Shares	Value
Metabolix, Inc. (a)(c)	121,600	$ 1,740,096
Micromet, Inc. (a)(c)	99,655	621,847
Myriad Genetics, Inc. (a)	27,700	414,115
Myriad Pharmaceuticals, Inc. (a)(c)	92,650	348,364
Pharmasset, Inc. (a)	59,100	1,615,794
Regeneron Pharmaceuticals, Inc. (a)	74,700	1,667,304
Rigel Pharmaceuticals, Inc. (a)	230,200	1,657,440
Seattle Genetics, Inc. (a)	420,138	5,037,455
Transition Therapeutics, Inc. (a)	148,391	468,361
Vertex Pharmaceuticals, Inc. (a)	122,700	4,036,830
		42,159,991
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	13,100	532,384
Medtronic, Inc.	10,500	380,835
Thoratec Corp. (a)	34,900	1,491,277
		2,404,496
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	36,000	1,692,720
McKesson Corp.	16,500	1,108,140
Medco Health Solutions, Inc. (a)	22,100	1,217,268
UnitedHealth Group, Inc.	26,300	746,920
		4,765,048
Health Care Technology - 0.1%
Cerner Corp. (a)	7,200	546,408
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	22,620	984,649
Pharmaceuticals - 2.5%
Abbott Laboratories	53,800	2,516,764
Allergan, Inc.	23,900	1,392,414
Elan Corp. PLC sponsored ADR (a)	291,700	1,312,650
Johnson & Johnson	19,800	1,169,388
MAP Pharmaceuticals, Inc. (a)	97,700	1,281,824
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,000	1,455,720
		9,128,760
TOTAL HEALTH CARE		59,989,352
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	38,100	1,487,043
ITT Corp.	13,000	583,960
The Boeing Co.	63,000	3,953,250
		6,024,253
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	48,400	2,753,476
Construction & Engineering - 0.3%
Fluor Corp.	8,600	365,500
KBR, Inc.	9,700	197,298
Quanta Services, Inc. (a)	24,441	504,707
		1,067,505
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
American Superconductor Corp. (a)(c)	7,400	$ 197,506
First Solar, Inc. (a)(c)	9,500	1,081,385
		1,278,891
Industrial Conglomerates - 1.1%
3M Co.	31,800	2,511,882
General Electric Co.	103,400	1,491,028
		4,002,910
Machinery - 1.2%
Caterpillar, Inc.	30,200	1,814,114
Danaher Corp.	54,800	2,034,176
Deere & Co.	10,000	556,800
		4,405,090
Road & Rail - 0.7%
Union Pacific Corp.	34,900	2,425,899
TOTAL INDUSTRIALS		21,958,024
INFORMATION TECHNOLOGY - 41.8%
Communications Equipment - 4.0%
Cisco Systems, Inc. (a)	286,100	6,096,791
F5 Networks, Inc. (a)	18,800	1,289,116
Infinera Corp. (a)	79,300	509,899
Juniper Networks, Inc. (a)	46,700	1,065,694
Palm, Inc. (a)	250,200	1,423,638
QUALCOMM, Inc.	79,795	2,620,468
Research In Motion Ltd. (a)	14,500	714,270
Riverbed Technology, Inc. (a)	36,900	1,019,178
		14,739,054
Computers & Peripherals - 8.0%
Apple, Inc. (a)	84,742	21,315,154
Hewlett-Packard Co.	121,900	5,275,832
Lexmark International, Inc. Class A (a)	11,400	376,542
NetApp, Inc. (a)	59,000	2,201,290
		29,168,818
Electronic Equipment & Components - 1.2%
Corning, Inc.	43,100	696,065
Prime View International Co. Ltd. sponsored GDR (a)(d)	3,000	36,926
Universal Display Corp. (a)(c)	201,300	3,619,374
		4,352,365
Internet Software & Services - 4.5%
Baidu.com, Inc. sponsored ADR (a)	23,000	1,565,840
eBay, Inc. (a)	67,200	1,317,792
Google, Inc. Class A (a)	23,530	10,469,674

	Shares	Value
LogMeIn, Inc.	65,200	$ 1,710,196
OpenTable, Inc. (a)(c)	31,100	1,289,717
		16,353,219
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A (a)	53,532	2,679,812
CoreLogic, Inc. (a)	17,900	316,114
International Business Machines Corp.	32,400	4,000,752
MasterCard, Inc. Class A	6,000	1,197,180
VeriFone Holdings, Inc. (a)	89,000	1,684,770
Visa, Inc. Class A	81,500	5,766,125
		15,644,753
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	135,800	994,056
Analog Devices, Inc.	13,100	364,966
Applied Materials, Inc.	50,600	608,212
Atheros Communications, Inc. (a)	91,400	2,517,156
Broadcom Corp. Class A	66,800	2,202,396
Cree, Inc. (a)	108,600	6,519,258
Cypress Semiconductor Corp. (a)	420,200	4,218,808
Intel Corp.	200,900	3,907,505
International Rectifier Corp. (a)	83,200	1,548,352
MaxLinear, Inc. Class A (a)	600	8,388
NVIDIA Corp. (a)	245,300	2,504,513
Power Integrations, Inc.	34,700	1,117,167
Rambus, Inc. (a)(c)	161,100	2,822,472
Rubicon Technology, Inc. (a)(c)	101,400	3,020,706
Silicon Laboratories, Inc. (a)	149,300	6,055,608
Tessera Technologies, Inc. (a)	40,800	654,840
Xilinx, Inc.	30,800	778,008
		39,842,411
Software - 8.8%
ArcSight, Inc. (a)	87,100	1,950,169
Citrix Systems, Inc. (a)	8,700	367,401
Fortinet, Inc. (c)	40,400	664,176
Microsoft Corp.	257,600	5,927,376
Oracle Corp.	107,900	2,315,534
Red Hat, Inc. (a)	211,200	6,112,128
Salesforce.com, Inc. (a)	108,224	9,287,784
Solera Holdings, Inc.	21,200	767,440
SuccessFactors, Inc. (a)	129,300	2,688,147
TiVo, Inc. (a)	249,400	1,840,572
		31,920,727
TOTAL INFORMATION TECHNOLOGY		152,021,347
MATERIALS - 1.4%
Chemicals - 0.5%
Dow Chemical Co.	24,700	585,884
Monsanto Co.	21,900	1,012,218
The Mosaic Co.	8,300	323,534
		1,921,636
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.9%
Barrick Gold Corp.	27,600	$ 1,252,766
Freeport-McMoRan Copper & Gold, Inc.	20,600	1,218,078
Nucor Corp.	21,100	807,708
		3,278,552
TOTAL MATERIALS		5,200,188
TOTAL COMMON STOCKS (Cost $308,920,001)		361,879,492
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.20% (e)	440,768	440,768
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	28,759,350	28,759,350
TOTAL MONEY MARKET FUNDS (Cost $29,200,118)		29,200,118
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $338,120,119)		391,079,610
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(27,584,533)
NET ASSETS - 100%		$ 363,495,077
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,926 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,910
Fidelity Securities Lending Cash Central Fund	132,800
Total	$ 135,710
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 61,781,076	$ 60,393,650	$ 1,387,426	$ -
Consumer Staples	26,781,766	26,781,766	-	-
Energy	21,741,091	21,741,091	-	-
Financials	12,406,648	12,406,648	-	-
Health Care	59,989,352	59,989,352	-	-
Industrials	21,958,024	21,958,024	-	-
Information Technology	152,021,347	152,021,347	-	-
Materials	5,200,188	5,200,188	-	-
Money Market Funds	29,200,118	29,200,118	-	-
Total Investments in Securities:	$ 391,079,610	$ 389,692,184	$ 1,387,426	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $211,605,976 of which $72,347,206, $60,908,152 and $78,350,618 will expire on December 31, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,720,916) - See accompanying schedule: Unaffiliated issuers (cost $308,920,001)	$ 361,879,492
Fidelity Central Funds (cost $29,200,118)	29,200,118
Total Investments (cost $338,120,119)		$ 391,079,610
Receivable for investments sold		4,701,974
Receivable for fund shares sold		354,515
Dividends receivable		248,903
Distributions receivable from Fidelity Central Funds		16,070
Other receivables		1,692
Total assets		396,402,764

Liabilities
Payable for investments purchased	$ 3,619,171
Payable for fund shares redeemed	242,760
Accrued management fee	181,784
Distribution fees payable	20,721
Other affiliated payables	36,169
Other payables and accrued expenses	47,732
Collateral on securities loaned, at value	28,759,350
Total liabilities		32,907,687

Net Assets		$ 363,495,077
Net Assets consist of:
Paid in capital		$ 508,595,819
Undistributed net investment income		205,380
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(198,265,132)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,959,010
Net Assets		$ 363,495,077

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($144,677,548 ÷ 10,561,674 shares)	$ 13.70

Service Class: Net Asset Value, offering price and redemption price per share ($163,434,915 ÷ 11,960,714 shares)	$ 13.66

Service Class 2: Net Asset Value, offering price and redemption price per share ($27,396,980 ÷ 2,018,008 shares)	$ 13.58

Investor Class: Net Asset Value, offering price and redemption price per share ($27,985,634 ÷ 2,050,076 shares)	$ 13.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 1,645,376
Income from Fidelity Central Funds (including $132,800 from security lending)		135,710
Total income		1,781,086

Expenses
Management fee	$ 1,143,447
Transfer agent fees	158,601
Distribution fees	135,401
Accounting and security lending fees	83,344
Custodian fees and expenses	11,131
Independent trustees' compensation	1,181
Audit	27,024
Legal	739
Miscellaneous	18,031
Total expenses before reductions	1,578,899
Expense reductions	(3,193)	1,575,706
Net investment income (loss)		205,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,043,069
Foreign currency transactions	(4,769)
Total net realized gain (loss)		15,038,300
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,937,755)
Assets and liabilities in foreign currencies	(564)
Total change in net unrealized appreciation (depreciation)		(35,938,319)
Net gain (loss)		(20,900,019)
Net increase (decrease) in net assets resulting from operations		$ (20,694,639)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 205,380	$ 1,428,842
Net realized gain (loss)	15,038,300	(41,972,436)
Change in net unrealized appreciation (depreciation)	(35,938,319)	170,165,719
Net increase (decrease) in net assets resulting from operations	(20,694,639)	129,622,125
Distributions to shareholders from net investment income	-	(1,422,362)
Share transactions - net increase (decrease)	(25,386,251)	8,555,836
Total increase (decrease) in net assets	(46,080,890)	136,755,599

Net Assets
Beginning of period	409,575,967	272,820,368
End of period (including undistributed net investment income of $205,380 and $0, respectively)	$ 363,495,077	$ 409,575,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 9.99	$ 22.37	$ 18.16	$ 17.34	$ 16.07
Income from Investment Operations
Net investment income (loss) E	.01	.06	.07	(.01)	.02 H	.10
Net realized and unrealized gain (loss)	(.82)	4.52	(12.38)	4.22	.92	1.32
Total from investment operations	(.81)	4.58	(12.31)	4.21	.94	1.42
Distributions from net investment income	-	(.06)	(.07)	-	(.12)	(.15)
Net asset value, end of period	$ 13.70	$ 14.51	$ 9.99	$ 22.37	$ 18.16	$ 17.34
Total Return B,C,D	(5.58)%	45.85%	(55.02)%	23.18%	5.46%	8.89%
Ratios to Average Net Assets F,I
Expenses before reductions	.70% A	.72%	.71%	.68%	.72%	.70%
Expenses net of fee waivers, if any	.70% A	.72%	.71%	.68%	.72%	.70%
Expenses net of all reductions	.70% A	.72%	.71%	.68%	.67%	.65%
Net investment income (loss)	.17% A	.50%	.42%	(.05)%	.10% H	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,678	$ 157,864	$ 115,057	$ 321,507	$ 310,736	$ 400,644
Portfolio turnover rate G	36% A	88%	148%	100%	128%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.48	$ 9.97	$ 22.32	$ 18.14	$ 17.33	$ 16.05
Income from Investment Operations
Net investment income (loss) E	.01	.05	.05	(.03)	- H,J	.09
Net realized and unrealized gain (loss)	(.83)	4.51	(12.34)	4.21	.91	1.32
Total from investment operations	(.82)	4.56	(12.29)	4.18	.91	1.41
Distributions from net investment income	-	(.05)	(.06)	-	(.10)	(.13)
Net asset value, end of period	$ 13.66	$ 14.48	$ 9.97	$ 22.32	$ 18.14	$ 17.33
Total Return B,C,D	(5.66)%	45.72%	(55.06)%	23.04%	5.30%	8.86%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.82%	.81%	.78%	.82%	.80%
Expenses net of fee waivers, if any	.80% A	.82%	.81%	.78%	.82%	.80%
Expenses net of all reductions	.79% A	.82%	.81%	.78%	.78%	.75%
Net investment income (loss)	.08% A	.40%	.32%	(.15)%	-% H, K	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,435	$ 187,696	$ 126,076	$ 231,249	$ 176,556	$ 200,798
Portfolio turnover rate G	36% A	88%	148%	100%	128%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.40	$ 9.92	$ 22.15	$ 18.03	$ 17.23	$ 15.96
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.03	(.06)	(.03) H	.06
Net realized and unrealized gain (loss)	(.81)	4.48	(12.24)	4.18	.91	1.32
Total from investment operations	(.82)	4.51	(12.21)	4.12	.88	1.38
Distributions from net investment income	-	(.03)	(.02)	-	(.08)	(.11)
Net asset value, end of period	$ 13.58	$ 14.40	$ 9.92	$ 22.15	$ 18.03	$ 17.23
Total Return B,C,D	(5.69)%	45.46%	(55.12)%	22.85%	5.12%	8.68%
Ratios to Average Net Assets F,I
Expenses before reductions	.96% A	.98%	.97%	.94%	.99%	.96%
Expenses net of fee waivers, if any	.96% A	.98%	.97%	.94%	.99%	.96%
Expenses net of all reductions	.96% A	.98%	.97%	.94%	.94%	.92%
Net investment income (loss)	(.09)% A	.24%	.16%	(.31)%	(.17)% H	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,397	$ 36,247	$ 24,622	$ 88,013	$ 60,690	$ 60,406
Portfolio turnover rate G	36% A	88%	148%	100%	128%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30,2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 9.97	$ 22.28	$ 18.11	$ 17.33	$ 16.20
Income from Investment Operations
Net investment income (loss) E	.01	.05	.05	(.04)	(.01) H	.02
Net realized and unrealized gain (loss)	(.82)	4.49	(12.31)	4.21	.91	1.11
Total from investment operations	(.81)	4.54	(12.26)	4.17	.90	1.13
Distributions from net investment income	-	(.05)	(.05)	-	(.12)	-
Net asset value, end of period	$ 13.65	$ 14.46	$ 9.97	$ 22.28	$ 18.11	$ 17.33
Total Return B,C,D	(5.60)%	45.57%	(55.05)%	23.03%	5.26%	6.98%
Ratios to Average Net Assets F,J
Expenses before reductions	.79% A	.82%	.82%	.80%	.88%	.87% A
Expenses net of fee waivers, if any	.79% A	.82%	.82%	.80%	.88%	.87% A
Expenses net of all reductions	.79% A	.82%	.81%	.80%	.83%	.83% A
Net investment income (loss)	.08% A	.40%	.31%	(.17)%	(.06)% H	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,986	$ 27,769	$ 7,065	$ 33,366	$ 12,982	$ 4,353
Portfolio turnover rate G	36% A	88%	148%	100%	128%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 82,983,387
Gross unrealized depreciation	(31,580,547)
Net unrealized appreciation (depreciation)	$ 51,402,840
Tax cost	$ 339,676,770

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $71,082,807 and $93,477,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 93,019
Service Class 2	42,382
$ 135,401

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 56,731
Service Class	64,083
Service Class 2	13,450
Investor Class	24,337
$ 158,601

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,268 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $806 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on

Semiannual Report

8. Security Lending - continued

the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,182 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 639,464
Service Class	-	611,017
Service Class 2	-	73,076
Investor Class	-	98,805
Total	$ -	$ 1,422,362

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	923,872	1,350,887	$ 13,944,735	$ 15,926,565
Reinvestment of distributions	-	45,160	-	639,464
Shares redeemed	(1,243,784)	(2,032,602)	(18,645,162)	(23,451,451)
Net increase (decrease)	(319,912)	(636,555)	$ (4,700,427)	$ (6,885,422)
Service Class
Shares sold	211,509	1,706,587	$ 3,115,295	$ 17,708,126
Reinvestment of distributions	-	43,243	-	611,017
Shares redeemed	(1,214,597)	(1,430,984)	(18,198,484)	(17,348,191)
Net increase (decrease)	(1,003,088)	318,846	$ (15,083,189)	$ 970,952
Service Class 2
Shares sold	376,606	978,199	$ 5,620,601	$ 11,327,744
Reinvestment of distributions	-	5,201	-	73,076
Shares redeemed	(876,292)	(948,300)	(13,215,945)	(10,923,970)
Net increase (decrease)	(499,686)	35,100	$ (7,595,344)	$ 476,850
Investor Class
Shares sold	318,745	1,571,247	$ 4,774,796	$ 18,163,247
Reinvestment of distributions	-	7,002	-	98,805
Shares redeemed	(188,551)	(367,304)	(2,782,087)	(4,268,596)
Net increase (decrease)	130,194	1,210,945	$ 1,992,709	$ 13,993,456

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 55% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRO-SANN-0810
1.705699.112

Fidelity® Variable Insurance Products:
Growth Strategies Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.90%
Actual		$ 1,000.00	$ 962.60	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class	1.00%
Actual		$ 1,000.00	$ 961.20	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2	1.15%
Actual		$ 1,000.00	$ 961.70	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.09	$ 5.76
Investor Class	.98%
Actual		$ 1,000.00	$ 960.90	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	4.4	3.1
CF Industries Holdings, Inc.	3.6	0.0
Cyberonics, Inc.	3.5	2.3
Juniper Networks, Inc.	2.6	1.9
The Mosaic Co.	2.5	3.2
Lennox International, Inc.	2.3	1.0
Heckmann Corp.	2.3	2.2
Autonomy Corp. PLC	2.2	1.1
Akamai Technologies, Inc.	2.2	0.0
Mead Johnson Nutrition Co. Class A	2.1	0.0
	27.7
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	27.1
Health Care	17.4	17.6
Consumer Discretionary	15.6	16.6
Industrials	12.9	12.7
Materials	8.1	6.1
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 95.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	11.8%	** Foreign investments	14.0%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Diversified Consumer Services - 2.3%
DeVry, Inc.	3,834	$ 201,247
Strayer Education, Inc.	900	187,101
		388,348
Hotels, Restaurants & Leisure - 2.4%
International Game Technology	4,758	74,701
Las Vegas Sands Corp. (a)	7,000	154,980
Starbucks Corp.	7,012	170,392
		400,073
Internet & Catalog Retail - 1.1%
Expedia, Inc.	9,863	185,227
Media - 1.0%
Discovery Communications, Inc. (a)	4,845	173,015
Multiline Retail - 2.0%
Dollar General Corp.	12,300	338,865
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	5,496	168,672
Ross Stores, Inc.	3,374	179,800
Urban Outfitters, Inc. (a)	5,769	198,396
		546,868
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc. (a)	6,703	161,274
Polo Ralph Lauren Corp. Class A	2,175	158,688
Warnaco Group, Inc. (a)	4,400	159,016
		478,978
TOTAL CONSUMER DISCRETIONARY		2,511,374
CONSUMER STAPLES - 7.2%
Beverages - 3.4%
Heckmann Corp. (a)	81,634	378,782
Molson Coors Brewing Co. Class B	4,454	188,671
		567,453
Food Products - 2.7%
Mead Johnson Nutrition Co. Class A	7,063	353,998
Origin Agritech Ltd. (a)	13,800	101,292
		455,290
Tobacco - 1.1%
Lorillard, Inc.	2,439	175,559
TOTAL CONSUMER STAPLES		1,198,302
ENERGY - 7.9%
Energy Equipment & Services - 5.0%
Dresser-Rand Group, Inc. (a)	5,800	182,990
Exterran Holdings, Inc. (a)	7,800	201,318

	Shares	Value
Helmerich & Payne, Inc.	8,289	$ 302,714
Weatherford International Ltd. (a)	12,180	160,045
		847,067
Oil, Gas & Consumable Fuels - 2.9%
Denbury Resources, Inc. (a)	10,316	151,026
EXCO Resources, Inc.	10,900	159,249
Legacy Oil + Gas, Inc. (a)	7,500	80,879
Penn West Energy Trust	4,800	91,532
		482,686
TOTAL ENERGY		1,329,753
FINANCIALS - 5.2%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	3,955	171,607
Commercial Banks - 2.0%
Regions Financial Corp.	25,666	168,882
SunTrust Banks, Inc.	7,115	165,780
		334,662
Diversified Financial Services - 1.0%
MSCI, Inc. Class A (a)	6,369	174,511
Insurance - 0.6%
Hanover Insurance Group, Inc.	2,186	95,091
Real Estate Management & Development - 0.6%
Indiabulls Real Estate Ltd. (a)	28,088	94,087
TOTAL FINANCIALS		869,958
HEALTH CARE - 17.4%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	3,600	184,284
Alnylam Pharmaceuticals, Inc. (a)	3,208	48,184
Celera Corp. (a)	13,188	86,381
Dendreon Corp. (a)	1,815	58,679
Human Genome Sciences, Inc. (a)	3,100	70,246
InterMune, Inc. (a)	5,700	53,295
Isis Pharmaceuticals, Inc. (a)	8,254	78,991
Vertex Pharmaceuticals, Inc. (a)	2,400	78,960
		659,020
Health Care Equipment & Supplies - 11.9%
ArthroCare Corp. (a)	23,952	734,130
Cyberonics, Inc. (a)	24,562	581,628
Edwards Lifesciences Corp. (a)	4,200	235,284
Hill-Rom Holdings, Inc.	6,160	187,449
NuVasive, Inc. (a)	6,868	243,539
		1,982,030
Health Care Technology - 1.6%
Cerner Corp. (a)	2,323	176,292
MedAssets, Inc. (a)	3,900	90,012
		266,304
TOTAL HEALTH CARE		2,907,354
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.9%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	3,400	$ 189,244
Building Products - 3.3%
Lennox International, Inc.	9,200	382,444
Owens Corning (a)	5,700	170,487
		552,931
Commercial Services & Supplies - 1.3%
Stericycle, Inc. (a)	3,327	218,185
Construction & Engineering - 2.8%
Fluor Corp.	6,096	259,080
Jacobs Engineering Group, Inc. (a)	5,600	204,064
		463,144
Machinery - 3.8%
Cummins, Inc.	2,700	175,851
Flowserve Corp.	1,900	161,120
Ingersoll-Rand Co. Ltd.	8,500	293,165
		630,136
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	23,849	103,743
TOTAL INDUSTRIALS		2,157,383
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 2.6%
Juniper Networks, Inc. (a)	18,780	428,560
Computers & Peripherals - 1.1%
SanDisk Corp. (a)	4,552	191,503
Electronic Equipment & Components - 3.6%
Agilent Technologies, Inc. (a)	12,300	349,689
Avnet, Inc. (a)	6,900	166,359
Maxwell Technologies, Inc. (a)	8,287	94,472
		610,520
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	8,900	361,073
IT Services - 0.6%
Genpact Ltd. (a)	6,100	94,733
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp.	7,360	182,602
ASM International NV unit (a)	8,715	170,378
ASML Holding NV	5,800	159,326
Marvell Technology Group Ltd. (a)	10,485	165,244
Teradyne, Inc. (a)	15,700	153,075
Xilinx, Inc.	7,813	197,356
		1,027,981

	Shares	Value
Software - 5.3%
ANSYS, Inc. (a)	4,383	$ 177,818
Autonomy Corp. PLC (a)	13,269	361,582
Informatica Corp. (a)	7,686	183,542
Nuance Communications, Inc. (a)	10,445	156,153
		879,095
TOTAL INFORMATION TECHNOLOGY		3,593,465
MATERIALS - 8.1%
Chemicals - 8.1%
CF Industries Holdings, Inc.	9,545	605,630
Ecolab, Inc.	3,787	170,074
Intrepid Potash, Inc. (a)	8,600	168,302
The Mosaic Co.	10,490	408,900
		1,352,906
TOTAL COMMON STOCKS (Cost $17,100,950)		15,920,495
Nonconvertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Cost $95,552)	2,190	93,761
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.20% (b) (Cost $783,637)	783,637	783,637
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $17,980,139)		16,797,893
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(78,230)
NET ASSETS - 100%		$ 16,719,663
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 285
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,605,135	$ 2,511,374	$ 93,761	$ -
Consumer Staples	1,198,302	1,198,302	-	-
Energy	1,329,753	1,329,753	-	-
Financials	869,958	775,871	94,087	-
Health Care	2,907,354	2,907,354	-	-
Industrials	2,157,383	2,157,383	-	-
Information Technology	3,593,465	3,231,883	361,582	-
Materials	1,352,906	1,352,906	-	-
Money Market Funds	783,637	783,637	-	-
Total Investments in Securities:	$ 16,797,893	$ 16,248,463	$ 549,430	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.2%
United Kingdom	2.2%
Netherlands	1.9%
Ireland	1.8%
Bermuda	1.6%
Canada	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $10,522,481 of which $9,247,932 and $1,274,549 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,196,502)	$ 16,014,256
Fidelity Central Funds (cost $783,637)	783,637
Total Investments (cost $17,980,139)		$ 16,797,893
Cash		595
Receivable for investments sold		296,554
Receivable for fund shares sold		472
Dividends receivable		7,718
Distributions receivable from Fidelity Central Funds		71
Receivable from investment adviser for expense reductions		3,086
Other receivables		5,936
Total assets		17,112,325

Liabilities
Payable for investments purchased	$ 337,773
Payable for fund shares redeemed	15,874
Accrued management fee	8,994
Distribution fees payable	1,220
Other affiliated payables	1,978
Other payables and accrued expenses	26,823
Total liabilities		392,662

Net Assets		$ 16,719,663
Net Assets consist of:
Paid in capital		$ 27,238,021
Accumulated net investment loss		(41,143)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,293,833)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,183,382)
Net Assets		$ 16,719,663

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,288,615 ÷ 762,523 shares)	$ 6.94

Service Class: Net Asset Value, offering price and redemption price per share ($254,522 ÷ 36,739 shares)	$ 6.93

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,417,208 ÷ 799,482 shares)	$ 6.78

Investor Class: Net Asset Value, offering price and redemption price per share ($5,759,318 ÷ 835,568 shares)	$ 6.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 50,080
Interest		2
Income from Fidelity Central Funds		285
Total income		50,367

Expenses
Management fee	$ 55,378
Transfer agent fees	12,323
Distribution fees	7,647
Accounting fees and expenses	3,539
Custodian fees and expenses	8,501
Independent trustees' compensation	49
Audit	20,525
Legal	31
Miscellaneous	773
Total expenses before reductions	108,766
Expense reductions	(17,256)	91,510
Net investment income (loss)		(41,143)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,363,228
Foreign currency transactions	(157)
Total net realized gain (loss)		1,363,071
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,247,172)
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		(2,247,186)
Net gain (loss)		(884,115)
Net increase (decrease) in net assets resulting from operations		$ (925,258)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (41,143)	$ (55,392)
Net realized gain (loss)	1,363,071	696,411
Change in net unrealized appreciation (depreciation)	(2,247,186)	4,200,006
Net increase (decrease) in net assets resulting from operations	(925,258)	4,841,025
Share transactions - net increase (decrease)	1,308,285	(2,458,775)
Total increase (decrease) in net assets	383,027	2,382,250

Net Assets
Beginning of period	16,336,636	13,954,386
End of period (including accumulated net investment loss of $41,143 and accumulated net investment loss of $0, respectively)	$ 16,719,663	$ 16,336,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.21	$ 5.16	$ 10.09	$ 9.44	$ 9.15	$ 8.71
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02) H	(.02)	(.05)	(.02) I	(.02) J
Net realized and unrealized gain (loss)	(.26)	2.07	(4.89)	1.70	.80	.73
Total from investment operations	(.27)	2.05	(4.91)	1.65	.78	.71
Distributions from net realized gain	-	-	(.02)	(1.00)	(.49)	(.27)
Net asset value, end of period	$ 6.94	$ 7.21	$ 5.16	$ 10.09	$ 9.44	$ 9.15
Total Return B, C, D	(3.74)%	39.73%	(48.77)%	17.52%	8.53%	8.11%
Ratios to Average Net Assets F, K
Expenses before reductions	1.10% A	1.33%	1.14%	1.07%	1.21%	1.28%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.89% A	.88%	.89%	.89%	.89%	.82%
Net investment income (loss)	(.34)% A	(.27)% H	(.30)%	(.46)%	(.18)% I	(.21)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,289	$ 5,202	$ 4,734	$ 16,005	$ 6,434	$ 6,168
Portfolio turnover rate G	184% A	280%	292%	190%	200%	242%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.005 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.21	$ 5.16	$ 10.11	$ 9.45	$ 9.16	$ 8.73
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02) H	(.03)	(.06)	(.03) I	(.03) J
Net realized and unrealized gain (loss)	(.26)	2.07	(4.90)	1.71	.80	.73
Total from investment operations	(.28)	2.05	(4.93)	1.65	.77	.70
Distributions from net realized gain	-	-	(.02)	(.99)	(.48)	(.27)
Net asset value, end of period	$ 6.93	$ 7.21	$ 5.16	$ 10.11	$ 9.45	$ 9.16
Total Return B, C, D	(3.88)%	39.73%	(48.87)%	17.51%	8.42%	7.98%
Ratios to Average Net Assets F, K
Expenses before reductions	1.17% A	1.38%	1.21%	1.14%	1.27%	1.44%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	.99% A	.97%	.99%	.99%	.99%	.93%
Net investment income (loss)	(.44)% A	(.37)% H	(.40)%	(.56)%	(.28)% I	(.32)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 255	$ 361	$ 446	$ 1,297	$ 1,106	$ 1,135
Portfolio turnover rate G	184% A	280%	292%	190%	200%	242%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.005 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.05	$ 5.06	$ 9.92	$ 9.29	$ 9.01	$ 8.61
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03) H	(.04)	(.07)	(.04) I	(.04) J
Net realized and unrealized gain (loss)	(.25)	2.02	(4.80)	1.67	.79	.71
Total from investment operations	(.27)	1.99	(4.84)	1.60	.75	.67
Distributions from net realized gain	-	-	(.02)	(.97)	(.47)	(.27)
Net asset value, end of period	$ 6.78	$ 7.05	$ 5.06	$ 9.92	$ 9.29	$ 9.01
Total Return B, C, D	(3.83)%	39.33%	(48.90)%	17.32%	8.29%	7.74%
Ratios to Average Net Assets F, K
Expenses before reductions	1.30% A	1.51%	1.35%	1.30%	1.44%	1.60%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.16%
Expenses net of all reductions	1.14% A	1.12%	1.14%	1.14%	1.14%	1.08%
Net investment income (loss)	(.59)% A	(.52)% H	(.55)%	(.72)%	(.43)% I	(.47)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,417	$ 5,760	$ 4,469	$ 13,622	$ 10,692	$ 10,222
Portfolio turnover rate G	184% A	280%	292%	190%	200%	242%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.005 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.17	$ 5.13	$ 10.05	$ 9.41	$ 9.13	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02) H	(.03)	(.07)	(.03) I	(.01) J
Net realized and unrealized gain (loss)	(.26)	2.06	(4.87)	1.70	.80	.46
Total from investment operations	(.28)	2.04	(4.90)	1.63	.77	.45
Distributions from net realized gain	-	-	(.02)	(.99)	(.49)	(.27)
Net asset value, end of period	$ 6.89	$ 7.17	$ 5.13	$ 10.05	$ 9.41	$ 9.13
Total Return B, C, D	(3.91)%	39.77%	(48.87)%	17.40%	8.44%	4.99%
Ratios to Average Net Assets F, L
Expenses before reductions	1.17% A	1.42%	1.27%	1.17%	1.35%	1.25% A
Expenses net of fee waivers, if any	.98% A	.98%	.99%	1.05%	1.05%	1.05% A
Expenses net of all reductions	.97% A	.95%	.97%	1.04%	1.04%	.97% A
Net investment income (loss)	(.42)% A	(.35)% H	(.39)%	(.61)%	(.33)% I	(.36)% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,759	$ 5,013	$ 4,305	$ 10,073	$ 3,776	$ 1,395
Portfolio turnover rate G	184% A	280%	292%	190%	200%	242%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.005 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

K For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Growth Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,101,159
Gross unrealized depreciation	(2,446,360)
Net unrealized appreciation (depreciation)	$ (1,345,201)

Tax cost	$ 18,143,094

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,713,784 and $16,061,772, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 165
Service Class 2	7,482
$ 7,647

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,718
Service Class	160
Service Class 2	2,254
Investor Class	6,191
$ 12,323

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $550 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.90%	$ 5,800
Service Class	1.00%	278
Service Class 2	1.15%	4,444
Investor Class	.98%	5,957
		$ 16,479

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $777 for the period.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	206,515	292,837	$ 1,579,488	$ 1,695,514
Shares redeemed	(165,457)	(489,168)	(1,202,860)	(2,812,679)
Net increase (decrease)	41,058	(196,331)	$ 376,628	$ (1,117,165)
Service Class
Shares sold	-	3,043	$ -	$ 20,044
Shares redeemed	(13,411)	(39,322)	(100,075)	(229,224)
Net increase (decrease)	(13,411)	(36,279)	$ (100,075)	$ (209,180)
Service Class 2
Shares sold	80,808	167,018	$ 602,991	$ 942,222
Shares redeemed	(97,898)	(233,911)	(731,583)	(1,333,812)
Net increase (decrease)	(17,090)	(66,893)	$ (128,592)	$ (391,590)
Investor Class
Shares sold	392,974	272,289	$ 3,025,022	$ 1,585,349
Shares redeemed	(256,677)	(411,890)	(1,864,698)	(2,326,189)
Net increase (decrease)	136,297	(139,601)	$ 1,160,324	$ (740,840)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 66% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0810
1.761771.109

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.67%
Actual		$ 1,000.00	$ 1,014.40	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class	.77%
Actual		$ 1,000.00	$ 1,014.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class 2.92%
Actual		$ 1,000.00	$ 1,013.40	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.75%
Actual		$ 1,000.00	$ 1,014.00	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Netflix, Inc.	8.4	3.9
eBay, Inc.	5.7	3.4
Advance Auto Parts, Inc.	5.2	3.2
Cerner Corp.	3.7	3.8
Hasbro, Inc.	3.6	2.9
Vertex Pharmaceuticals, Inc.	2.8	0.0
Reinsurance Group of America, Inc.	2.4	2.3
Longtop Financial Technologies Ltd. ADR	2.2	2.3
Eldorado Gold Corp.	1.9	1.4
Allscripts-Misys Healthcare Solutions, Inc.	1.9	1.6
	37.8
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.1	20.7
Information Technology	20.4	19.9
Health Care	19.2	16.8
Financials	11.2	9.6
Materials	9.3	5.8
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 100.0%		Stocks 93.5%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 6.5%
	Other Investments 0.0%		Other Investments 0.0%
* Foreign investments	25.4%	** Foreign investments	26.5%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 25.1%
Auto Components - 0.6%
Amerigon, Inc. (a)	306,609	$ 2,262,774
China Automotive Systems, Inc. (a)	93	1,637
Fuel Systems Solutions, Inc. (a)(c)(d)	1,345,217	34,908,381
Minth Group Ltd.	138,000	163,057
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	1,224,182
Westport Innovations, Inc.	100	1,573
		38,561,604
Automobiles - 0.1%
Bajaj Auto Ltd.	100	5,324
Geely Automobile Holdings Ltd. (c)	22,535,000	6,829,174
Hyundai Motor Co. GDR (e)	100	5,915
Thor Industries, Inc.	100	2,375
		6,842,788
Distributors - 0.0%
LKQ Corp. (a)	100	1,928
Diversified Consumer Services - 0.7%
Bridgepoint Education, Inc. (a)(c)	2,725,048	43,083,009
Coinstar, Inc. (a)	100	4,297
MegaStudy Co. Ltd.	6,200	818,341
Pre-Paid Legal Services, Inc. (a)(c)	9,000	409,410
Universal Technical Institute, Inc.	100	2,364
		44,317,421
Hotels, Restaurants & Leisure - 0.8%
BJ's Restaurants, Inc. (a)	200	4,720
Cafe de Coral Holdings Ltd.	2,000	5,122
Chipotle Mexican Grill, Inc. (a)	200	27,362
Ctrip.com International Ltd. sponsored ADR (a)	200	7,512
Home Inns & Hotels Management, Inc. sponsored ADR (a)	100	3,904
Interval Leisure Group, Inc. (a)	93,900	1,169,055
Jollibee Food Corp.	700	1,061
Kappa Create Co. Ltd. (c)	561,600	11,404,106
Little Sheep Group Ltd.	6,197,000	3,710,593
Minor International PCL (For. Reg.) warrants 5/18/13 (a)	182,601	13,370
Papa John's International, Inc. (a)	100	2,312
Sonic Corp. (a)	648,317	5,024,453
Starbucks Corp.	576,800	14,016,240
Starwood Hotels & Resorts Worldwide, Inc.	314,608	13,034,209
TAJ GVK Hotels & Resorts Ltd.	297,699	1,049,589
		49,473,608
Household Durables - 0.2%
La-Z-Boy, Inc. (a)	100	743
PDG Realty SA Empreendimentos e Participacoes	100	837
Tupperware Brands Corp.	217,507	8,667,654
		8,669,234

	Shares	Value
Internet & Catalog Retail - 8.6%
B2W Companhia Global Do Varejo	100	$ 1,637
Blue Nile, Inc. (a)	100	4,708
Drugstore.com, Inc. (a)	3,378,733	10,406,498
Netflix, Inc. (a)(c)(d)	4,866,672	528,763,915
Overstock.com, Inc. (a)	100	1,807
Priceline.com, Inc. (a)	100	17,654
Wotif.com Holdings Ltd.	100	447
		539,196,666
Leisure Equipment & Products - 3.6%
Hasbro, Inc.	5,539,670	227,680,437
Media - 1.8%
Den Networks Ltd.	3,500,000	15,256,176
E.W. Scripps Co. Class A (a)	33	245
Entertainment Network (India) Ltd. (a)	90,000	482,823
Ipsos SA	110	3,696
Naspers Ltd. Class N	100	3,386
Pearson PLC sponsored ADR	100	1,315
Proto Corp. (c)	45,500	1,733,389
The Walt Disney Co.	2,928,721	92,254,712
Value Line, Inc.	164,145	2,977,590
Zee Entertainment Enterprises Ltd.	8	52
		112,713,384
Multiline Retail - 0.0%
Clicks Group Ltd.	194,507	860,247
Dollar Tree, Inc. (a)	150	6,245
Golden Eagle Retail Group Ltd. (H Shares)	265,000	553,281
Kohl's Corp. (a)	100	4,750
Mothercare PLC	100	848
Parkson Retail Group Ltd.	1,000	1,686
		1,427,057
Specialty Retail - 8.3%
Advance Auto Parts, Inc. (d)	6,509,352	326,639,283
Chow Sang Sang Holdings International Ltd.	2,000	3,379
H&M Hennes & Mauritz AB (B Shares)	200	5,496
hhgregg, Inc. (a)	100	2,332
Hot Topic, Inc. (d)	2,437,718	12,383,607
Inditex SA	687	39,172
J. Crew Group, Inc. (a)	100	3,681
Lumber Liquidators Holdings, Inc. (a)	100	2,333
Nitori Co. Ltd.	100	8,621
Ross Stores, Inc.	1,360,978	72,526,518
Sally Beauty Holdings, Inc. (a)(c)	8,143,138	66,773,732
SAZABY, Inc.	464,400	7,188,485
TJX Companies, Inc.	797,027	33,435,283
Tsutsumi Jewelry Co. Ltd.	85,500	1,819,152
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	100	2,366
Urban Outfitters, Inc. (a)	100	3,439
USS Co. Ltd.	100	7,145
		520,844,024
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Anta Sports Products Ltd.	1,000	$ 1,800
Columbia Sportswear Co.	4,629	216,035
Daphne International Holdings Ltd.	16,016,000	16,220,077
Shenzhou International Group Holdings Ltd.	4,272,000	4,877,218
		21,315,130
TOTAL CONSUMER DISCRETIONARY		1,571,043,281
CONSUMER STAPLES - 4.6%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	1,112,109	47,108,937
Yantai Changyu Pioneer Wine Co. (B Shares)	130	1,220
		47,110,157
Food & Staples Retailing - 2.5%
BJ's Wholesale Club, Inc. (a)	789,416	29,216,286
Breadtalk Group Ltd.	1,200	461
China Nepstar Chain Drugstore Ltd. ADR	100	317
Daikokutenbussan Co. Ltd.	79,000	2,404,901
Heng Tai Consumables Group Ltd.	98,398,965	8,751,352
Kroger Co.	2,661,963	52,414,051
Magnit OJSC GDR (Reg. S)	100	1,714
PriceSmart, Inc.	100	2,323
Shinsegae Food Co. Ltd.	100	6,602
Wal-Mart Stores, Inc.	1,345,596	64,682,800
		157,480,807
Food Products - 1.1%
Britannia Industries Ltd.	41,784	1,664,034
Campbell Soup Co.	364,886	13,073,865
China Foods Ltd.	4,000	2,335
Rocky Mountain Chocolate Factory, Inc.	105	977
Smart Balance, Inc. (a)	100	409
Tingyi Cayman Islands Holding Corp.	2,000	4,904
Toyo Suisan Kaisha Ltd.	17,000	405,817
Want Want China Holdings Ltd.	65,053,600	54,609,228
		69,761,569
Personal Products - 0.2%
China-Biotics, Inc. (a)	75,000	975,750
Concern Kalina OJSC:
GDR (e)	21,643	383,389
sponsored ADR	94,200	1,668,680
Hengan International Group Co. Ltd.	109,700	888,318
Natura Cosmeticos SA	100	2,215
USANA Health Sciences, Inc. (a)(c)	308,399	11,265,815
		15,184,167
TOTAL CONSUMER STAPLES		289,536,700

	Shares	Value
ENERGY - 6.0%
Energy Equipment & Services - 5.9%
Dresser-Rand Group, Inc. (a)	1,154,640	$ 36,428,892
Ensco International Ltd. ADR	1,912,003	75,103,478
Helix Energy Solutions Group, Inc. (a)	1,075,596	11,584,169
Nabors Industries Ltd. (a)	4,906,408	86,450,909
Newpark Resources, Inc. (a)	4,303,483	26,036,072
Noble Corp.	139,300	4,305,763
Parker Drilling Co. (a)(d)	6,351,993	25,090,372
Patterson-UTI Energy, Inc. (d)	8,027,870	103,318,687
Weatherford International Ltd. (a)	43,600	572,904
		368,891,246
Oil, Gas & Consumable Fuels - 0.1%
Clean Energy Fuels Corp. (a)	100	1,494
Marathon Oil Corp.	206,060	6,406,405
Plains Exploration & Production Co. (a)	4,800	98,928
Sasol Ltd. sponsored ADR	100	3,527
		6,510,354
TOTAL ENERGY		375,401,600
FINANCIALS - 11.2%
Capital Markets - 1.4%
BlueBay Asset Management	100	428
Janus Capital Group, Inc.	3,303,237	29,332,745
Marusan Securities Co. Ltd.	2,856,700	16,343,290
Northern Trust Corp.	561,353	26,215,185
SEI Investments Co.	849,118	17,288,042
		89,179,690
Commercial Banks - 1.3%
Aozora Bank Ltd.	1,509,000	1,954,549
Banco Santander SA sponsored ADR	200	2,100
Bank of Baroda	634,966	9,521,307
IndusInd Bank Ltd.	100	437
Punjab National Bank	100	2,404
Sumitomo Mitsui Financial Group, Inc.	772,300	21,861,624
The Jammu & Kashmir Bank Ltd.	423	7,490
The Suruga Bank Ltd.	1,000	9,077
Union Bank of India	7,699,690	51,731,834
Yes Bank Ltd.	100	573
		85,091,395
Consumer Finance - 0.0%
ORIX Corp.	200	14,491
Diversified Financial Services - 0.2%
African Bank Investments Ltd.	100	394
Banco ABC Brasil SA	100	676
CRISIL Ltd.	88,255	11,033,438
ICRA Ltd.	6,132	155,329
		11,189,837
Insurance - 7.3%
Admiral Group PLC	222,460	4,657,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	100	$ 4,267
China Life Insurance Co. Ltd.	239,858	191,683
China Life Insurance Co. Ltd. ADR	266	17,343
CNinsure, Inc. ADR (c)	147,554	3,827,551
Lincoln National Corp.	357,500	8,683,675
Old Republic International Corp.	9,751,930	118,290,911
Ping An Insurance Group Co. China Ltd. (H Shares)	500	4,132
Presidential Life Corp.	790,158	7,190,438
Progressive Corp.	1,945,808	36,425,526
Protective Life Corp.	2,311,869	49,450,878
Reinsurance Group of America, Inc.	3,354,011	153,311,843
The Chubb Corp.	1,454,079	72,718,491
		454,774,160
Real Estate Management & Development - 1.0%
AFI Development PLC GDR (Reg. S) (a)	100	161
Goldcrest Co. Ltd.	500,950	8,659,476
Hang Lung Properties Ltd.	1,094,000	4,184,626
Housing Development and Infrastructure Ltd. (a)	100	532
Iguatemi Empresa de Shopping Centers SA	1,489,400	26,022,744
Kenedix, Inc. (a)(c)	31,405	5,172,946
Songbird Estates PLC Class B (a)	5,914	13,528
SPG Land (Holdings) Ltd.	2,255,102	928,085
Wharf Holdings Ltd.	3,001,000	14,539,003
Yanlord Land Group Ltd.	2,000,000	2,448,844
		61,969,945
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	100	1,350
TOTAL FINANCIALS		702,220,868
HEALTH CARE - 19.2%
Biotechnology - 4.1%
3SBio, Inc. sponsored ADR (a)	567,862	6,604,235
Abcam PLC	420,200	7,626,981
AMAG Pharmaceuticals, Inc. (a)(c)(d)	1,197,606	41,137,766
Clinical Data, Inc. (a)	150	1,866
Dendreon Corp. (a)	400	12,932
Gilead Sciences, Inc. (a)	100	3,428
Halozyme Therapeutics, Inc. (a)	100	704
ImmunoGen, Inc. (a)	247,750	2,296,643
Myriad Genetics, Inc. (a)	1,556,702	23,272,695
Nanosphere, Inc. (a)	587,042	2,559,503
Sangamo Biosciences, Inc. (a)(c)	197,488	732,680
Sino Biopharmaceutical Ltd.	7,999	3,113
Vertex Pharmaceuticals, Inc. (a)	5,292,896	174,136,278
Zeltia SA (a)	213,672	828,127
		259,216,951

	Shares	Value
Health Care Equipment & Supplies - 3.5%
CareFusion Corp. (a)	12,800	$ 290,560
DiaSorin S.p.A.	200	7,326
Edwards Lifesciences Corp. (a)	1,317,700	73,817,554
Genmark Diagnostics, Inc.	200,300	885,326
HeartWare International, Inc. CDI unit (a)	100	207
Kinetic Concepts, Inc. (a)	1,635,148	59,699,253
Masimo Corp.	436,691	10,397,613
MELA Sciences, Inc. (a)(c)	514,377	3,826,965
Meridian Bioscience, Inc.	100	1,700
Mindray Medical International Ltd. sponsored ADR	100	3,142
Mingyuan Medicare Development Co. Ltd.	44,940,000	5,018,097
Nobel Biocare Holding AG (Switzerland)	585,398	10,077,243
Quidel Corp. (a)(c)	868,123	11,016,481
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,780,000	20,823,038
Steris Corp.	616,383	19,157,184
ThermoGenesis Corp. (a)	351,638	172,303
Vascular Solutions, Inc. (a)	79,168	989,600
		216,183,592
Health Care Providers & Services - 1.3%
Almost Family, Inc. (a)	100	3,493
Genoptix, Inc. (a)	100	1,720
HMS Holdings Corp. (a)	100	5,422
IPC The Hospitalist Co., Inc. (a)	192,991	4,844,074
Laboratory Corp. of America Holdings (a)	511,525	38,543,409
Message Co. Ltd.	1,619	3,518,087
Quest Diagnostics, Inc.	317,600	15,806,952
Ramsay Health Care Ltd.	101	1,187
ResCare, Inc. (a)(d)	1,779,274	17,187,787
U.S. Physical Therapy, Inc. (a)	6,716	113,366
		80,025,497
Health Care Technology - 7.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)(c)(d)	7,452,895	119,991,610
athenahealth, Inc. (a)(c)(d)	2,557,533	66,828,337
Cegedim SA	150	10,216
Cerner Corp. (a)	3,086,613	234,243,061
Computer Programs & Systems, Inc.	372,057	15,224,572
Eclipsys Corp. (a)	2,424,073	43,245,462
Quality Systems, Inc.	35,220	2,042,408
		481,585,666
Life Sciences Tools & Services - 1.7%
Bachem Holding AG (B Shares)	100	5,986
Bio-Rad Laboratories, Inc. Class A (a)	989	85,539
Harvard Bioscience, Inc. (a)	277,701	988,616
QIAGEN NV (a)	1,523,000	29,272,060
Thermo Fisher Scientific, Inc. (a)	1,545,151	75,789,657
		106,141,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.9%
Ardea Biosciences, Inc. (a)	219,966	$ 4,522,501
Aspen Pharmacare Holdings Ltd. (a)	2,157,358	21,387,250
AVANIR Pharmaceuticals Class A (a)	100	257
Cadila Healthcare Ltd.	305,994	4,321,856
China Pharma Holdings, Inc. (a)	39,073	107,451
Cipla Ltd.	64,000	464,070
Hi-Tech Pharmacal Co., Inc. (a)	100	2,291
Hikma Pharmaceuticals PLC	100	1,061
Piramal Healthcare Ltd.	2,534,671	26,058,527
PT Kalbe Farma Tbk	1,000	230
Questcor Pharmaceuticals, Inc. (a)	100	1,021
		56,866,515
TOTAL HEALTH CARE		1,200,020,079
INDUSTRIALS - 4.0%
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	1,004
FedEx Corp.	100	7,011
		8,015
Building Products - 0.2%
Asahi Glass Co. Ltd.	462,000	4,338,838
Blue Star Ltd.	1,013,255	8,874,484
Universal Forest Products, Inc.	100	3,031
		13,216,353
Commercial Services & Supplies - 0.3%
Blue Label Telecoms Ltd. (a)	2,878,652	1,818,775
Cintas Corp.	609,572	14,611,441
Copart, Inc. (a)	100	3,581
R.R. Donnelley & Sons Co.	5,519	90,346
RINO International Corp. (a)	100	1,251
Steelcase, Inc. Class A	100	775
Taiwan Secom Co.	2,000	3,119
		16,529,288
Construction & Engineering - 1.1%
Fluor Corp.	356,735	15,161,238
Jacobs Engineering Group, Inc. (a)	535,756	19,522,949
MasTec, Inc. (a)	3,756,206	35,308,336
		69,992,523
Electrical Equipment - 0.1%
AstroPower, Inc. (a)	100	0
Dongfang Electric Corp. Ltd.	400	1,230
First Solar, Inc. (a)	100	11,383
Harbin Electric, Inc. (a)	100	1,665
Jinpan International Ltd.	100	1,516
Vestas Wind Systems AS (a)	119,400	4,968,596
		4,984,390

	Shares	Value
Industrial Conglomerates - 0.2%
Max India Ltd. (a)	4,043,756	$ 13,272,003
Machinery - 1.1%
3D Systems Corp. (a)	100	1,255
AGCO Corp. (a)	2,004,785	54,069,051
Bell Equipment Ltd. (a)	26,418	31,834
Energy Recovery, Inc. (a)	100	400
EVA Precision Industrial Holdings Ltd.	11,056,000	5,164,078
Komax Holding AG (Reg.) (a)	100	7,766
Nippon Thompson Co. Ltd.	1,139,000	7,718,978
Praj Industries Ltd. (a)	1,812,504	3,171,603
R. STAHL AG	11,810	288,664
Spirax-Sarco Engineering PLC	100	2,037
Uzel Makina Sanayi AS (a)	456,690	3
		70,455,669
Professional Services - 1.0%
51job, Inc. sponsored ADR (a)	100	2,081
Advisory Board Co. (a)	100	4,296
Corporate Executive Board Co.	339,957	8,930,670
Equifax, Inc.	279,712	7,848,719
IHS, Inc. Class A (a)	100	5,842
JobStreet Corp. Bhd	2,617,600	1,613,262
Michael Page International PLC	4,635,224	25,653,503
Randstad Holdings NV (a)	433,336	17,027,331
		61,085,704
Road & Rail - 0.0%
Old Dominion Freight Lines, Inc. (a)	100	3,514
TOTAL INDUSTRIALS		249,547,459
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.2%
BYD Electronic International Co. Ltd.	100	55
DG FastChannel, Inc. (a)	100	3,258
Juniper Networks, Inc. (a)	3,136,084	71,565,437
MIC Electronics Ltd.	1,883,689	1,590,934
ZTE Corp. (H Shares)	354,900	1,077,639
		74,237,323
Computers & Peripherals - 1.5%
Acer, Inc.	1,010	2,334
Gemalto NV	2,535,054	95,399,807
Lenovo Group Ltd.	2,000	1,073
Lenovo Group Ltd. ADR	10,700	115,025
Logitech International SA (a)	56	751
		95,518,990
Electronic Equipment & Components - 1.0%
Digital China Holdings Ltd. (H Shares)	20,188,300	30,843,953
HLS Systems International Ltd. (a)	136,920	1,233,649
Ingenico SA	1,405,883	30,085,278
Inspur International Ltd.	5,000	443
Itron, Inc. (a)	100	6,182
L-1 Identity Solutions, Inc. (a)	100	819
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
RadiSys Corp. (a)	16,368	$ 155,823
SYNNEX Corp. (a)	100	2,562
Trimble Navigation Ltd. (a)	700	19,600
Wasion Group Holdings Ltd.	1,102,000	690,346
		63,038,655
Internet Software & Services - 7.0%
Alibaba.com Ltd.	500	987
Ancestry.com, Inc.	100	1,762
Answers Corp. (a)	100	732
comScore, Inc. (a)	100	1,647
Constant Contact, Inc. (a)(c)	682,185	14,551,006
eBay, Inc. (a)	18,219,473	357,283,866
INFO Edge India Ltd.	35,287	674,635
Internet Brands, Inc. Class A (a)	1,462	15,102
LoopNet, Inc. (a)	694	8,557
NHN Corp. (a)	55,606	8,261,544
Support.com, Inc. (a)	309,736	1,288,502
ValueClick, Inc. (a)	12,754	136,340
VeriSign, Inc. (a)	706,097	18,746,875
Vocus, Inc. (a)	100	1,528
Web.com, Inc. (a)	43	154
WebMD Health Corp. (a)(c)	785,810	36,485,158
		437,458,395
IT Services - 0.0%
Computer Task Group, Inc. (a)	114,654	740,665
CyberSource Corp. (a)	100	2,553
Paracon Holdings Ltd.	32,405	6,965
		750,183
Office Electronics - 0.7%
Xerox Corp.	5,276,806	42,425,520
Semiconductors & Semiconductor Equipment - 3.7%
Aixtron AG	60	1,436
Aixtron AG sponsored ADR	100	2,383
Altera Corp.	2,545,866	63,162,935
Applied Materials, Inc.	100	1,202
Cree, Inc. (a)	658	39,500
KLA-Tencor Corp.	100	2,788
Kontron AG (d)	2,864,320	25,572,104
NVIDIA Corp. (a)	100	1,021
PMC-Sierra, Inc. (a)(d)	13,542,314	101,838,201
Richtek Technology Corp.	1,333,337	11,116,046
Silicon Laboratories, Inc. (a)	100	4,056
Siliconware Precision Industries Co. Ltd. sponsored ADR (c)	5,214,973	27,900,106
Varian Semiconductor Equipment Associates, Inc. (a)	100	2,866
Veeco Instruments, Inc. (a)(c)	84,447	2,894,843
		232,539,487
Software - 5.3%
Changyou.com Ltd. (A Shares) ADR (a)	100	2,586

	Shares	Value
Citrix Systems, Inc. (a)	100	$ 4,223
Computer Modelling Group Ltd.	100	1,576
Concur Technologies, Inc. (a)	100	4,268
DemandTec, Inc. (a)	100	675
ebix.com, Inc. (a)	300	4,704
Electronic Arts, Inc. (a)	1,326,968	19,108,339
Epicor Software Corp. (a)	19,465	155,525
Kingdee International Software Group Co. Ltd.	56,848,000	21,418,416
Longtop Financial Technologies Ltd. ADR (a)(c)	4,261,208	138,063,139
MICROS Systems, Inc. (a)	100	3,187
NetSuite, Inc. (a)	43	544
NIIT Technologies Ltd.	100,193	365,684
PROS Holdings, Inc. (a)	100	650
Rovi Corp. (a)	712,269	27,002,118
Royalblue Group PLC	200	3,957
Salesforce.com, Inc. (a)	100	8,582
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	1,493,701	59,255,119
Solera Holdings, Inc.	582,353	21,081,179
Ubisoft Entertainment SA (a)(c)(d)	5,093,234	38,112,387
VanceInfo Technologies, Inc. ADR (a)	332,800	7,747,584
		332,344,442
TOTAL INFORMATION TECHNOLOGY		1,278,312,995
MATERIALS - 9.3%
Chemicals - 0.7%
Asian Paints India Ltd.	482	23,766
Ecolab, Inc.	100	4,491
Sensient Technologies Corp.	1,169,074	30,314,089
ShengdaTech, Inc. (a)	100	473
Zoltek Companies, Inc. (a)(c)	1,564,563	13,251,849
		43,594,668
Construction Materials - 0.0%
CRH PLC	1	21
Containers & Packaging - 0.0%
Aptargroup, Inc.	100	3,782
Ball Corp.	465	24,566
		28,348
Metals & Mining - 8.6%
Africa Cellular Towers Ltd. (a)	290,317	9,077
Agnico-Eagle Mines Ltd. (Canada)	265,500	16,106,327
Barrick Gold Corp.	670,200	30,420,426
Centerra Gold, Inc. (a)	469,400	5,167,787
Eldorado Gold Corp.	6,697,600	120,041,528
Franco-Nevada Corp.	39,900	1,214,372
Goldcorp, Inc.	100	4,378
IAMGOLD Corp.	4,669,800	82,337,275
Inmet Mining Corp.	100	3,959
Kinross Gold Corp.	3,673,800	62,808,849
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Lihir Gold Ltd.	3,500,494	$ 12,585,143
Minefinders Corp. Ltd. (a)(c)	1,317,300	11,743,156
Newcrest Mining Ltd.	3,795,543	110,668,414
Newmont Mining Corp.	1,088,808	67,223,006
Prakash Industries Ltd. (a)	143,090	496,478
Yamana Gold, Inc.	1,492,554	15,310,403
		536,140,578
Paper & Forest Products - 0.0%
Pope Resources, Inc. LP	100	2,556
TOTAL MATERIALS		579,766,171
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	134,223	3,760,928
UTILITIES - 0.2%
Electric Utilities - 0.0%
EnergyO Solutions AB (a)	100	591
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)	100	832
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	829,415	10,550,159
Multi-Utilities - 0.0%
Sempra Energy	3,400	159,086
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	1,207
TOTAL UTILITIES		10,711,875
TOTAL COMMON STOCKS (Cost $5,273,092,240)		6,260,321,956
Investment Companies - 0.0%

Templeton Emerging Markets Income Fund (Cost $230,258)	23,300	339,015
Nonconvertible Bonds - 0.0%
		Principal Amount	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (Cost $712)	INR	41,784	$ 1,548
Money Market Funds - 6.0%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f) (Cost $377,025,975)	377,025,975	377,025,975
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $5,650,349,185)		6,637,688,494
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(378,536,484)
NET ASSETS - 100%		$ 6,259,152,010
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,304 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 233,615
Fidelity Securities Lending Cash Central Fund	3,796,586
Total	$ 4,030,201
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate(s)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 220,594,829	$ 44,026,170	$ -	$ 781,122	$ 326,639,283
Allscripts-Misys Healthcare Solutions, Inc.	110,470,952	55,587,505	17,992,414	-	119,991,610
AMAG Pharmaceuticals, Inc.	45,544,956	-	-	-	41,137,766
athenahealth, Inc.	35,421,201	48,003,404	-	-	66,828,337
Bridgepoint Education, Inc.	40,930,221	-	-	-	-
Fuel Systems Solutions, Inc.	55,476,749	-	-	-	34,908,381
Harvard Bioscience, Inc.	6,721,507	-	5,827,127	-	-
Hot Topic, Inc.	17,089,867	2,183,657	5,860,792	2,923,177	12,383,607
Kontron AG	27,555,983	4,670,238	-	686,549	25,572,104
Netflix, Inc.	268,348,294	-	-	-	528,763,915
Newpark Resources, Inc.	19,645,351	-	1,811,606	-	-
Parker Drilling Co.	30,759,760	651,666	-	-	25,090,372
Patterson-UTI Energy, Inc.	15,747,626	97,671,501	-	452,689	103,318,687
PMC-Sierra, Inc.	108,038,817	9,508,851	-	-	101,838,201
ResCare, Inc.	19,927,869	-	-	-	17,187,787
Sally Beauty Holdings, Inc.	71,793,804	6,465,701	18,412,457	-	-
Ubisoft Entertainment SA	63,003,211	8,030,150	-	-	38,112,387
Total	$ 1,157,070,997	$ 276,798,843	$ 49,904,396	$ 4,843,537	$ 1,441,772,437
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,571,043,281	$ 1,497,617,480	$ 73,425,801	$ -
Consumer Staples	289,536,700	220,795,814	68,740,886	-
Energy	375,401,600	375,401,600	-	-
Financials	702,220,868	548,784,159	153,436,709	-
Health Care	1,200,020,079	1,121,254,727	78,765,352	-
Industrials	249,547,459	157,440,960	92,106,496	3
Information Technology	1,278,312,995	1,013,093,937	265,219,058	-
Materials	579,766,171	455,992,349	123,773,822	-
Telecommunication Services	3,760,928	3,760,928	-	-
Utilities	10,711,875	10,711,284	591	-
Investment Companies	339,015	339,015	-	-
Corporate Bonds	1,548	-	1,548	-
Money Market Funds	377,025,975	377,025,975	-	-
Total Investments in Securities:	$ 6,637,688,494	$ 5,782,218,228	$ 855,470,263	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,871,124
Total Realized Gain (Loss)	(781)
Total Unrealized Gain (Loss)	(118,633)
Cost of Purchases	87,435
Proceeds of Sales	(1,839,142)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (195,651)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.6%
Canada	5.5%
Cayman Islands	4.6%
Netherlands	2.3%
India	2.2%
China	1.9%
United Kingdom	1.8%
Australia	1.8%
Japan	1.3%
France	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,490,202,634 of which $602,300,308 and $887,902,326 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $360,194,049) - See accompanying schedule: Unaffiliated issuers (cost $4,204,433,043)	$ 4,818,890,082
Fidelity Central Funds (cost $377,025,975)	377,025,975
Other affiliated issuers (cost $1,068,890,167)	1,441,772,437
Total Investments (cost $5,650,349,185)		$ 6,637,688,494
Foreign currency held at value (cost $22,270)		22,257
Receivable for investments sold		47,485,854
Receivable for fund shares sold		1,220,520
Dividends receivable		2,916,269
Interest receivable		18
Distributions receivable from Fidelity Central Funds		1,089,970
Other receivables		200,272
Total assets		6,690,623,654

Liabilities
Payable to custodian bank	$ 526,772
Payable for investments purchased	42,524,407
Payable for fund shares redeemed	6,462,369
Accrued management fee	3,061,894
Distribution fees payable	999,198
Other affiliated payables	474,615
Other payables and accrued expenses	396,414
Collateral on securities loaned, at value	377,025,975
Total liabilities		431,471,644

Net Assets		$ 6,259,152,010
Net Assets consist of:
Paid in capital		$ 6,623,395,178
Undistributed net investment income		9,443,677
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,361,007,756)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		987,320,911
Net Assets		$ 6,259,152,010

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,070,474,468 ÷ 41,390,703 shares)	$ 25.86

Service Class: Net Asset Value, offering price and redemption price per share ($625,372,934 ÷ 24,320,909 shares)	$ 25.71

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,315,078,653 ÷ 169,955,476 shares)	$ 25.39
Investor Class: Net Asset Value, offering price and redemption price per share ($248,225,955 ÷ 9,628,786 shares)	$ 25.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends (including $4,843,537 earned from other affiliated issuers)		$ 35,188,421
Interest		143
Income from Fidelity Central Funds (including $3,796,586 from security lending)		4,030,201
Total income		39,218,765

Expenses
Management fee	$ 19,532,297
Transfer agent fees	2,480,722
Distribution fees	6,524,451
Accounting and security lending fees	647,491
Custodian fees and expenses	333,818
Independent trustees' compensation	19,206
Registration fees	233
Audit	48,389
Legal	10,535
Interest	739
Miscellaneous	308,085
Total expenses before reductions	29,905,966
Expense reductions	(130,878)	29,775,088
Net investment income (loss)		9,443,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	215,544,515
Other affiliated issuers	8,420,255
Foreign currency transactions	(678,789)
Total net realized gain (loss)		223,285,981
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,448,300)	(124,048,202)
Assets and liabilities in foreign currencies	(7,067)
Total change in net unrealized appreciation (depreciation)		(124,055,269)
Net gain (loss)		99,230,712
Net increase (decrease) in net assets resulting from operations		$ 108,674,389

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,443,677	$ 20,522,335
Net realized gain (loss)	223,285,981	(302,276,366)
Change in net unrealized appreciation (depreciation)	(124,055,269)	2,243,284,432
Net increase (decrease) in net assets resulting from operations	108,674,389	1,961,530,401
Distributions to shareholders from net investment income	-	(30,094,832)
Distributions to shareholders from net realized gain	(12,148,983)	(30,793,750)
Total distributions	(12,148,983)	(60,888,582)
Share transactions - net increase (decrease)	(653,723,283)	(352,221,769)
Total increase (decrease) in net assets	(557,197,877)	1,548,420,050

Net Assets
Beginning of period	6,816,349,887	5,267,929,837
End of period (including undistributed net investment income of $9,443,677 and 0, respectively)	$ 6,259,152,010	$ 6,816,349,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.54	$ 18.43	$ 36.16	$ 34.77	$ 35.11	$ 30.18
Income from Investment Operations
Net investment income (loss) E	.06	.12	.14	.21	.19	.16 H
Net realized and unrealized gain (loss)	.31	7.26	(12.75)	4.80	3.93	5.28
Total from investment operations	.37	7.38	(12.61)	5.01	4.12	5.44
Distributions from net investment income	-	(.15)	(.13)	(.33)	(.13)	-
Distributions from net realized gain	(.05)	(.12)	(4.99)	(3.29)	(4.33)	(.51)
Total distributions	(.05)	(.27) J	(5.12)	(3.62)	(4.46)	(.51)
Net asset value, end of period	$ 25.86	$ 25.54	$ 18.43	$ 36.16	$ 34.77	$ 35.11
Total Return B, C, D	1.44%	40.09%	(39.44)%	15.63%	12.70%	18.30%
Ratios to Average Net Assets F, I
Expenses before reductions	.67% A	.68%	.68%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.67% A	.68%	.68%	.67%	.68%	.69%
Expenses net of all reductions	.66% A	.68%	.67%	.66%	.66%	.64%
Net investment income (loss)	.46% A	.54%	.55%	.59%	.58%	.50%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,070,474	$ 1,053,796	$ 809,243	$ 1,532,407	$ 1,352,385	$ 1,276,302
Portfolio turnover rate G	42% A	57%	145%	113%	149%	107%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.40	$ 18.33	$ 35.98	$ 34.59	$ 34.95	$ 30.07
Income from Investment Operations
Net investment income (loss) E	.05	.09	.12	.17	.16	.12 H
Net realized and unrealized gain (loss)	.31	7.23	(12.68)	4.77	3.91	5.27
Total from investment operations	.36	7.32	(12.56)	4.94	4.07	5.39
Distributions from net investment income	-	(.13)	(.10)	(.26)	(.10)	-
Distributions from net realized gain	(.05)	(.12)	(4.99)	(3.29)	(4.33)	(.51)
Total distributions	(.05)	(.25) J	(5.09)	(3.55)	(4.43)	(.51)
Net asset value, end of period	$ 25.71	$ 25.40	$ 18.33	$ 35.98	$ 34.59	$ 34.95
Total Return B, C, D	1.41%	39.96%	(39.51)%	15.49%	12.59%	18.20%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.78%	.78%	.76%	.78%	.79%
Expenses net of fee waivers, if any	.77%A	.78%	.78%	.76%	.78%	.79%
Expenses net of all reductions	.76%A	.78%	.77%	.75%	.76%	.74%
Net investment income (loss)	.36%A	.44%	.45%	.49%	.48%	.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,373	$ 688,509	$ 573,499	$ 1,138,873	$ 1,091,396	$ 990,561
Portfolio turnover rateG	42%A	57%	145%	113%	149%	107%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 18.12	$ 35.63	$ 34.25	$ 34.67	$ 29.88
Income from Investment Operations
Net investment income (loss) E	.03	.06	.08	.12	.11	.08H
Net realized and unrealized gain (loss)	.31	7.13	(12.53)	4.73	3.87	5.22
Total from investment operations	.34	7.19	(12.45)	4.85	3.98	5.30
Distributions from net investment income	-	(.10)	(.07)	(.18)	(.07)	-
Distributions from net realized gain	(.05)	(.12)	(4.99)	(3.29)	(4.33)	(.51)
Total distributions	(.05)	(.21)J	(5.06)	(3.47)	(4.40)	(.51)
Net asset value, end of period	$ 25.39	$ 25.10	$ 18.12	$ 35.63	$ 34.25	$ 34.67
Total ReturnB, C, D	1.34%	39.75%	(39.61)%	15.34%	12.40%	18.02%
Ratios to Average Net AssetsF, I
Expenses before reductions	.92% A	.93%	.93%	.91%	.93%	.94%
Expenses net of fee waivers, if any	.92% A	.93%	.93%	.91%	.93%	.94%
Expenses net of all reductions	.91% A	.93%	.92%	.90%	.91%	.89%
Net investment income (loss)	.21% A	.29%	.30%	.34%	.33%	.26%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,315,079	$ 4,840,547	$ 3,721,868	$ 5,939,927	$ 4,701,583	$ 3,542,952
Portfolio turnover rateG	42% A	57%	145%	113%	149%	107%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 25.47	$ 18.38	$ 36.07	$ 34.69	$ 35.08	$ 31.81
Income from Investment Operations
Net investment income (loss) E	.05	.10	.12	.17	.15	.07 H
Net realized and unrealized gain (loss)	.31	7.24	(12.71)	4.78	3.93	3.20
Total from investment operations	.36	7.34	(12.59)	4.95	4.08	3.27
Distributions from net investment income	-	(.13)	(.11)	(.28)	(.14)	-
Distributions from net realized gain	(.05)	(.12)	(4.99)	(3.29)	(4.33)	-
Total distributions	(.05)	(.25) K	(5.10)	(3.57)	(4.47)	-
Net asset value, end of period	$ 25.78	$ 25.47	$ 18.38	$ 36.07	$ 34.69	$ 35.08
Total Return B, C, D	1.40%	39.98%	(39.50)%	15.46%	12.59%	10.28%
Ratios to Average Net Assets F, J
Expenses before reductions	.75% A	.78%	.77%	.78%	.80%	.86% A
Expenses net of fee waivers, if any	.75% A	.78%	.77%	.78%	.80%	.86% A
Expenses net of all reductions	.75% A	.78%	.76%	.77%	.78%	.80% A
Net investment income (loss)	.37% A	.44%	.46%	.47%	.45%	.45% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,226	$ 233,498	$ 163,319	$ 255,371	$ 163,646	$ 50,760
Portfolio turnover rate G	42% A	57%	145%	113%	149%	107%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%. IFor the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KTotal distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,522,230,321
Gross unrealized depreciation	(583,271,670)
Net unrealized appreciation (depreciation)	$ 938,958,651

Tax cost	$ 5,698,729,843

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,405,083,010 and $1,605,060,424, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 347,467
Service Class 2	6,176,984
$ 6,524,451

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 378,660
Service Class	236,557
Service Class 2	1,671,855
Investor Class	193,650
$ 2,480,722

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,833 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,242,000.46%		$ 739

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,670 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $130,689 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $189.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 6,271,357
Service Class	-	3,549,990
Service Class 2	-	19,070,763
Investor Class	-	1,202,722
Total	$ -	$ 30,094,832
From net realized gain
Initial Class	$ 1,852,539	$ 4,689,594
Service Class	1,209,662	3,100,928
Service Class 2	8,668,694	21,961,005
Investor Class	418,088	1,042,223
Total	$ 12,148,983	$ 30,793,750

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	3,286,968	7,166,529	$ 88,571,578	$ 150,443,006
Reinvestment of distributions	75,737	445,311	1,852,539	10,960,951
Shares redeemed	(3,233,709)	(10,268,520)	(85,627,959)	(204,652,246)
Net increase (decrease)	128,996	(2,656,680)	$ 4,796,158	$ (43,248,289)
Service Class
Shares sold	1,014,929	2,548,266	$ 27,023,198	$ 54,796,072
Reinvestment of distributions	49,719	272,572	1,209,662	6,650,918
Shares redeemed	(3,845,246)	(7,004,112)	(101,804,723)	(145,437,438)
Net increase (decrease)	(2,780,598)	(4,183,274)	$ (73,571,863)	$ (83,990,448)
Service Class 2
Shares sold	10,043,769	25,216,518	$ 264,585,501	$ 526,868,634
Reinvestment of distributions	360,595	1,704,510	8,668,694	41,031,768
Shares redeemed	(33,267,835)	(39,489,165)	(870,731,831)	(801,330,482)
Net increase (decrease)	(22,863,471)	(12,568,137)	$ (597,477,636)	$ (233,430,080)
Investor Class
Shares sold	853,737	1,418,834	$ 22,976,531	$ 31,541,539
Reinvestment of distributions	17,142	91,446	418,088	2,244,945
Shares redeemed	(410,281)	(1,228,223)	(10,864,561)	(25,339,436)
Net increase (decrease)	460,598	282,057	$ 12,530,058	$ 8,447,048

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 17% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0810
1.723369.111

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.72%
Actual		$ 1,000.00	$ 980.60	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Service Class	.81%
Actual		$ 1,000.00	$ 980.50	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2.96%
Actual		$ 1,000.00	$ 980.70	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class	.80%
Actual		$ 1,000.00	$ 980.50	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Bancorp, Delaware	1.7	0.7
AES Corp.	1.5	0.5
Wells Fargo & Co.	1.4	1.0
Owens Corning	1.1	0.7
PNC Financial Services Group, Inc.	1.1	0.8
Calpine Corp.	1.0	0.0
Union Pacific Corp.	1.0	1.0
Lincoln National Corp.	1.0	0.4
Pulte Group, Inc.	0.9	0.8
Advance Auto Parts, Inc.	0.8	0.6
	11.5
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	20.0
Industrials	16.0	12.9
Consumer Discretionary	15.6	18.2
Information Technology	10.7	12.3
Health Care	9.7	9.9
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 95.6%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	10.4%	** Foreign investments	12.7%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.3%
Autoliv, Inc.	16,800	$ 803,880
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	11,151	541,934
Harley-Davidson, Inc.	42,416	942,908
		1,484,842
Distributors - 0.2%
Integrated Distribution Services Group Ltd. (IDS)	310,000	536,726
Diversified Consumer Services - 1.2%
H&R Block, Inc.	69,700	1,093,593
Service Corp. International	219,400	1,623,560
Stewart Enterprises, Inc. Class A	162,200	877,502
		3,594,655
Hotels, Restaurants & Leisure - 2.7%
Ameristar Casinos, Inc.	61,000	918,660
Bally Technologies, Inc. (a)	14,000	453,460
Brinker International, Inc.	53,747	777,182
Denny's Corp. (a)	93,438	242,939
DineEquity, Inc. (a)	18,900	527,688
McCormick & Schmick's Seafood Restaurants (a)	50,705	378,259
O'Charleys, Inc. (a)	122,645	650,019
Starwood Hotels & Resorts Worldwide, Inc.	27,613	1,144,007
WMS Industries, Inc. (a)	45,600	1,789,800
Wyndham Worldwide Corp.	58,233	1,172,813
		8,054,827
Household Durables - 3.3%
Ethan Allen Interiors, Inc.	36,070	504,619
KB Home	73,806	811,866
Lennar Corp. Class A	65,214	907,127
Mohawk Industries, Inc. (a)	23,800	1,089,088
Pulte Group, Inc. (a)	325,290	2,693,401
Stanley Black & Decker, Inc.	48,680	2,459,314
Techtronic Industries Co. Ltd.	1,208,000	941,271
Whirlpool Corp.	5,888	517,084
		9,923,770
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	134,900	1,416,450
Leisure Equipment & Products - 0.1%
Brunswick Corp.	39,900	495,957
Media - 2.0%
Cablevision Systems Corp. - NY Group Class A	52,765	1,266,888
Charter Communications, Inc. Class A (a)	6,100	215,330
McGraw-Hill Companies, Inc.	25,999	731,612
MDC Partners, Inc. Class A (sub. vtg.)	28,100	300,108
Omnicom Group, Inc.	35,888	1,230,958
Time Warner Cable, Inc.	16,700	869,736

	Shares	Value
United Business Media Ltd.	59,100	$ 436,351
Valassis Communications, Inc. (a)	34,811	1,104,205
		6,155,188
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	50,680	2,543,122
Asbury Automotive Group, Inc. (a)	147,859	1,558,434
Best Buy Co., Inc.	30,201	1,022,606
Carphone Warehouse Group PLC (a)	160,562	449,640
Casual Male Retail Group, Inc. (a)	127,192	434,997
Charming Shoppes, Inc. (a)	56,500	211,875
Jos. A. Bank Clothiers, Inc. (a)	17,942	968,689
OfficeMax, Inc. (a)	129,383	1,689,742
Sonic Automotive, Inc. Class A (sub. vtg.) (a)	84,034	719,331
Staples, Inc.	77,300	1,472,565
		11,071,001
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	62,300	1,498,938
Iconix Brand Group, Inc. (a)	68,561	985,222
		2,484,160
TOTAL CONSUMER DISCRETIONARY		46,021,456
CONSUMER STAPLES - 4.1%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	60,455	1,563,366
Dr Pepper Snapple Group, Inc.	55,600	2,078,884
Laurent-Perrier Group	5,053	421,687
Molson Coors Brewing Co. Class B	16,267	689,070
		4,753,007
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	26,500	980,765
Safeway, Inc.	37,154	730,448
Whole Foods Market, Inc. (a)	23,200	835,664
Winn-Dixie Stores, Inc. (a)	74,470	717,891
		3,264,768
Food Products - 0.9%
Bunge Ltd.	29,300	1,441,267
Ralcorp Holdings, Inc. (a)	26,600	1,457,680
		2,898,947
Personal Products - 0.5%
Avon Products, Inc.	54,404	1,441,706
TOTAL CONSUMER STAPLES		12,358,428
ENERGY - 6.9%
Energy Equipment & Services - 0.9%
Helix Energy Solutions Group, Inc. (a)	50,100	539,577
Pride International, Inc. (a)	44,159	986,512
Weatherford International Ltd. (a)	90,700	1,191,798
		2,717,887
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.0%
Arch Coal, Inc.	66,000	$ 1,307,460
Atlas Pipeline Partners, LP (a)	75,600	730,296
Cabot Oil & Gas Corp.	44,000	1,378,080
Concho Resources, Inc. (a)	21,528	1,191,144
Denbury Resources, Inc. (a)	168,742	2,470,383
InterOil Corp. (a)(c)	6,400	284,224
Petrobank Energy & Resources Ltd. (a)	15,600	548,795
Petrohawk Energy Corp. (a)	83,441	1,415,994
Pioneer Natural Resources Co.	16,000	951,200
Plains Exploration & Production Co. (a)	61,500	1,267,515
Range Resources Corp.	32,553	1,307,003
Southwestern Energy Co. (a)	61,613	2,380,726
Suncor Energy, Inc.	22,300	656,295
Ultra Petroleum Corp. (a)	33,700	1,491,225
Whiting Petroleum Corp. (a)	7,700	603,834
		17,984,174
TOTAL ENERGY		20,702,061
FINANCIALS - 17.3%
Capital Markets - 0.0%
GCA Savvian Group Corp. (a)	123	123,439
Commercial Banks - 5.9%
BB&T Corp.	48,869	1,285,743
CapitalSource, Inc.	302,472	1,439,767
CIT Group, Inc. (a)	1,800	60,948
PNC Financial Services Group, Inc.	56,200	3,175,300
Regions Financial Corp.	232,237	1,528,119
SVB Financial Group (a)	21,785	898,196
U.S. Bancorp, Delaware	230,316	5,147,559
Wells Fargo & Co.	169,268	4,333,261
		17,868,893
Diversified Financial Services - 0.9%
Bank of America Corp.	121,394	1,744,432
JPMorgan Chase & Co.	24,600	900,606
		2,645,038
Insurance - 6.9%
Aegon NV (a)	204,300	1,085,162
AFLAC, Inc.	35,945	1,533,773
Allstate Corp.	65,700	1,887,561
Assurant, Inc.	25,800	895,260
CNO Financial Group, Inc. (a)	89,500	443,025
Delphi Financial Group, Inc. Class A	88,789	2,167,339
Everest Re Group Ltd.	17,575	1,242,904
First American Financial Corp.	44,800	568,064
Genworth Financial, Inc. Class A (a)	130,800	1,709,556
Lincoln National Corp.	120,200	2,919,658
Old Republic International Corp.	80,600	977,678
Platinum Underwriters Holdings Ltd.	45,700	1,658,453
Reinsurance Group of America, Inc.	24,300	1,110,753

	Shares	Value
TOWER Australia Group Ltd.	28,843	$ 48,719
Unum Group	72,440	1,571,948
XL Capital Ltd. Class A	61,388	982,822
		20,802,675
Real Estate Investment Trusts - 2.1%
CBL & Associates Properties, Inc.	89,119	1,108,640
Corporate Office Properties Trust (SBI)	39,800	1,502,848
Education Realty Trust, Inc.	38,694	233,325
Host Hotels & Resorts, Inc.	110,800	1,493,584
Public Storage	3,700	325,267
SL Green Realty Corp.	31,900	1,755,776
		6,419,440
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	175,629	2,390,311
Forest City Enterprises, Inc. Class A (a)	63,000	713,160
Jones Lang LaSalle, Inc.	15,981	1,048,993
		4,152,464
Thrifts & Mortgage Finance - 0.1%
Bank Mutual Corp.	35,565	202,009
TOTAL FINANCIALS		52,213,958
HEALTH CARE - 9.7%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	27,300	1,295,385
Genzyme Corp. (a)	17,400	883,398
Gilead Sciences, Inc. (a)	11,000	377,080
OREXIGEN Therapeutics, Inc. (a)(c)	75,840	318,528
PDL BioPharma, Inc.	109,700	616,514
ZIOPHARM Oncology, Inc. (a)	35,100	111,618
		3,602,523
Health Care Equipment & Supplies - 2.8%
AGA Medical Holdings, Inc.	29,400	373,086
C. R. Bard, Inc.	21,900	1,697,907
Cooper Companies, Inc.	29,669	1,180,530
Covidien PLC	32,750	1,315,895
Hill-Rom Holdings, Inc.	17,100	520,353
Hologic, Inc. (a)	45,000	626,850
Hospira, Inc. (a)	11,800	677,910
Orthofix International NV (a)	28,700	919,835
Symmetry Medical, Inc. (a)	71,488	753,484
Wright Medical Group, Inc. (a)	25,100	416,911
		8,482,761
Health Care Providers & Services - 3.6%
Aetna, Inc.	45,800	1,208,204
Centene Corp. (a)	38,300	823,450
CIGNA Corp.	51,700	1,605,802
DaVita, Inc. (a)	23,102	1,442,489
Emeritus Corp. (a)(c)	108,241	1,765,411
Quest Diagnostics, Inc.	49,718	2,474,465
Universal Health Services, Inc. Class B	41,086	1,567,431
		10,887,252
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	21,200	$ 1,001,700
Lonza Group AG	10,325	687,432
PerkinElmer, Inc.	62,800	1,298,076
Thermo Fisher Scientific, Inc. (a)	10,200	500,310
		3,487,518
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	27,100	557,176
Cadence Pharmaceuticals, Inc. (a)(c)	92,877	651,068
King Pharmaceuticals, Inc. (a)	105,360	799,682
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,300	951,417
		2,959,343
TOTAL HEALTH CARE		29,419,397
INDUSTRIALS - 16.0%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc. (a)	22,600	1,402,556
BE Aerospace, Inc. (a)	26,330	669,572
DigitalGlobe, Inc. (a)	96,500	2,537,950
Esterline Technologies Corp. (a)	29,078	1,379,751
Heico Corp. New Class A	28,125	757,969
Precision Castparts Corp.	5,890	606,199
Raytheon Co.	12,410	600,520
TransDigm Group, Inc.	22,900	1,168,587
		9,123,104
Airlines - 0.2%
US Airways Group, Inc. (a)	68,250	587,633
Building Products - 2.0%
Armstrong World Industries, Inc. (a)	22,978	693,476
Masco Corp.	177,200	1,906,672
Owens Corning (a)	112,089	3,352,582
		5,952,730
Commercial Services & Supplies - 2.9%
Avery Dennison Corp.	55,900	1,796,067
Cintas Corp.	47,500	1,138,575
Clean Harbors, Inc. (a)	16,200	1,075,842
Interface, Inc. Class A	29,313	314,822
Republic Services, Inc.	66,957	1,990,632
The Brink's Co.	40,800	776,424
The Geo Group, Inc. (a)	30,700	637,025
Viad Corp.	50,911	898,579
		8,627,966
Construction & Engineering - 1.0%
Fluor Corp.	32,274	1,371,645
Jacobs Engineering Group, Inc. (a)	14,700	535,668
MYR Group, Inc. (a)	60,100	1,003,069
		2,910,382

	Shares	Value
Electrical Equipment - 0.3%
Acuity Brands, Inc.	24,502	$ 891,383
Industrial Conglomerates - 0.5%
Rheinmetall AG	9,400	536,766
Textron, Inc.	63,933	1,084,943
		1,621,709
Machinery - 3.4%
Accuride Corp. (a)	433,300	550,291
AGCO Corp. (a)	33,900	914,283
ArvinMeritor, Inc. (a)	93,581	1,225,911
Blount International, Inc. (a)	88,696	910,908
Commercial Vehicle Group, Inc. (a)	97,180	992,208
Cummins, Inc.	22,700	1,478,451
Ingersoll-Rand Co. Ltd.	67,000	2,310,830
Navistar International Corp. (a)	17,108	841,714
Timken Co.	42,896	1,114,867
		10,339,463
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	644,874
Professional Services - 0.5%
Equifax, Inc.	44,400	1,245,864
Randstad Holdings NV (a)	7,132	280,242
		1,526,106
Road & Rail - 1.8%
Con-way, Inc.	46,955	1,409,589
Contrans Group, Inc. Class A	25,500	217,740
Saia, Inc. (a)	54,530	817,950
Union Pacific Corp.	42,700	2,968,077
		5,413,356
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	57,689	625,926
TOTAL INDUSTRIALS		48,264,632
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	175,234	1,366,825
Juniper Networks, Inc. (a)	39,200	894,544
		2,261,369
Electronic Equipment & Components - 1.8%
Agilent Technologies, Inc. (a)	52,700	1,498,261
Anixter International, Inc. (a)	32,120	1,368,312
Avnet, Inc. (a)	54,539	1,314,935
Digital China Holdings Ltd. (H Shares)	321,000	490,428
Molex, Inc. (c)	43,340	790,522
		5,462,458
Internet Software & Services - 0.9%
NetEase.com, Inc. sponsored ADR (a)(c)	32,600	1,033,746
Rackspace Hosting, Inc. (a)	91,015	1,669,215
		2,702,961
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.4%
Acxiom Corp. (a)	65,618	$ 963,928
Atos Origin SA (a)	7,106	285,315
CoreLogic, Inc. (a)	56,000	988,960
Fidelity National Information Services, Inc.	76,740	2,058,167
Hewitt Associates, Inc. Class A (a)	43,239	1,490,016
The Western Union Co.	47,300	705,243
Wright Express Corp. (a)	28,100	834,570
		7,326,199
Office Electronics - 0.4%
Xerox Corp.	163,569	1,315,095
Semiconductors & Semiconductor Equipment - 3.4%
KLA-Tencor Corp.	51,420	1,433,590
Lam Research Corp. (a)	64,400	2,451,064
MEMC Electronic Materials, Inc. (a)	86,716	856,754
Micron Technology, Inc. (a)	45,300	384,597
National Semiconductor Corp.	73,356	987,372
Novellus Systems, Inc. (a)	39,401	999,209
ON Semiconductor Corp. (a)	322,391	2,056,855
Spansion, Inc. Class A (a)	58,600	955,766
		10,125,207
Software - 1.0%
Ariba, Inc. (a)	74,912	1,193,348
Epicor Software Corp. (a)	200,127	1,599,015
Nintendo Co. Ltd.	1,100	323,025
		3,115,388
TOTAL INFORMATION TECHNOLOGY		32,308,677
MATERIALS - 8.2%
Chemicals - 4.4%
Air Products & Chemicals, Inc.	18,530	1,200,929
Albemarle Corp.	37,502	1,489,204
Celanese Corp. Class A	58,022	1,445,328
Clariant AG (Reg.) (a)	56,390	714,033
Ferro Corp. (a)	114,400	843,128
Innophos Holdings, Inc.	88,540	2,309,123
LyondellBasell Industries NV Class A (a)	76,700	1,238,705
Solutia, Inc. (a)	130,764	1,713,008
W.R. Grace & Co. (a)	66,272	1,394,363
Wacker Chemie AG	6,529	946,811
		13,294,632
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	48,761	1,289,728
Pactiv Corp. (a)	42,499	1,183,597
Rexam PLC	319,300	1,435,957
		3,909,282
Metals & Mining - 2.3%
Carpenter Technology Corp.	24,804	814,315

	Shares	Value
Compass Minerals International, Inc.	31,465	$ 2,211,360
Globe Specialty Metals, Inc.	109,855	1,134,802
Gulf Resources, Inc. (a)(c)	19,663	168,905
Gulf Resources, Inc. (a)(e)	54,910	471,677
Horsehead Holding Corp. (a)	23,200	175,392
Newcrest Mining Ltd.	65,717	1,916,141
		6,892,592
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	20,500	721,600
TOTAL MATERIALS		24,818,106
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
Cbeyond, Inc. (a)	61,267	765,838
Cogent Communications Group, Inc. (a)	99,542	754,528
Global Crossing Ltd. (a)	162,018	1,712,530
Qwest Communications International, Inc.	170,600	895,650
		4,128,546
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	26,170	851,048
TOTAL TELECOMMUNICATION SERVICES		4,979,594
UTILITIES - 5.5%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	41,900	1,353,370
FirstEnergy Corp.	37,231	1,311,648
		2,665,018
Gas Utilities - 0.4%
Questar Corp.	25,300	1,150,897
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	494,392	4,568,182
Calpine Corp. (a)	246,537	3,135,951
Constellation Energy Group, Inc.	42,300	1,364,175
		9,068,308
Multi-Utilities - 1.2%
Alliant Energy Corp.	54,600	1,733,004
CMS Energy Corp.	133,000	1,948,450
		3,681,454
TOTAL UTILITIES		16,565,677
TOTAL COMMON STOCKS (Cost $303,827,943)		287,651,986
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Fiat SpA (Cost $1,675,392)	192,458	$ 1,165,315
Nonconvertible Bonds - 0.0%
Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc. 7.875% 12/15/14 (Cost $6,360)	$ 10,000	8,700
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.20% (d)	11,393,547	11,393,547
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	2,605,900	2,605,900
TOTAL MONEY MARKET FUNDS (Cost $13,999,447)		13,999,447
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $319,509,142)		302,825,448
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(570,806)
NET ASSETS - 100%		$ 302,254,642
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $471,677 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gulf Resources, Inc.	12/11/09	$ 466,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,010
Fidelity Securities Lending Cash Central Fund	21,247
Total	$ 25,257
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 47,186,771	$ 43,115,534	$ 4,071,237	$ -
Consumer Staples	12,358,428	11,936,741	421,687	-
Energy	20,702,061	20,702,061	-	-
Financials	52,213,958	50,956,638	1,257,320	-
Health Care	29,419,397	28,731,965	687,432	-
Industrials	48,264,632	47,447,624	817,008	-
Information Technology	32,308,677	31,209,909	1,098,768	-
Materials	24,818,106	19,805,164	5,012,942	-
Telecommunication Services	4,979,594	4,979,594	-	-
Utilities	16,565,677	16,565,677	-	-
Corporate Bonds	8,700	-	8,700	-
Money Market Funds	13,999,447	13,999,447	-	-
Total Investments in Securities:	$ 302,825,448	$ 289,450,354	$ 13,375,094	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Bermuda	2.2%
Canada	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	5.9%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $128,740,821 of which $78,241,343 and $50,499,478 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $4,185,350 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,502,471) - See accompanying schedule: Unaffiliated issuers (cost $305,509,695)	$ 288,826,001
Fidelity Central Funds (cost $13,999,447)	13,999,447
Total Investments (cost $319,509,142)		$ 302,825,448
Cash		19,385
Foreign currency held at value (cost $1,437)		1,437
Receivable for investments sold		4,955,542
Receivable for fund shares sold		68,299
Dividends receivable		255,009
Interest receivable		32
Distributions receivable from Fidelity Central Funds		6,635
Other receivables		12,627
Total assets		308,144,414

Liabilities
Payable for investments purchased	$ 2,087,239
Payable for fund shares redeemed	921,480
Accrued management fee	152,223
Distribution fees payable	33,973
Other affiliated payables	32,657
Other payables and accrued expenses	56,300
Collateral on securities loaned, at value	2,605,900
Total liabilities		5,889,772

Net Assets		$ 302,254,642
Net Assets consist of:
Paid in capital		$ 440,266,624
Undistributed net investment income		171,152
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(121,498,217)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(16,684,917)
Net Assets		$ 302,254,642

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($76,501,296 ÷ 10,088,840 shares)	$ 7.58

Service Class: Net Asset Value, offering price and redemption price per share ($34,086,610 ÷ 4,508,884 shares)	$ 7.56

Service Class 2: Net Asset Value, offering price and redemption price per share ($137,207,569 ÷ 18,010,616 shares)	$ 7.62

Investor Class: Net Asset Value, offering price and redemption price per share ($54,459,167 ÷ 7,213,957 shares)	$ 7.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)
Investment Income
Dividends		$ 1,537,534
Interest		892
Income from Fidelity Central Funds		25,257
Total income		1,563,683

Expenses
Management fee	$ 923,188
Transfer agent fees	142,921
Distribution fees	209,349
Accounting and security lending fees	65,320
Custodian fees and expenses	32,498
Independent trustees' compensation	888
Registration fees	8
Audit	26,394
Legal	480
Miscellaneous	13,968
Total expenses before reductions	1,415,014
Expense reductions	(22,066)	1,392,948
Net investment income (loss)		170,735
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,072,338
Foreign currency transactions	(9,829)
Total net realized gain (loss)		15,062,509
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,631,072)
Assets and liabilities in foreign currencies	(1,227)
Total change in net unrealized appreciation (depreciation)		(24,632,299)
Net gain (loss)		(9,569,790)
Net increase (decrease) in net assets resulting from operations		$ (9,399,055)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,735	$ 1,016,138
Net realized gain (loss)	15,062,509	(34,190,792)
Change in net unrealized appreciation (depreciation)	(24,632,299)	139,066,086
Net increase (decrease) in net assets resulting from operations	(9,399,055)	105,891,432
Distributions to shareholders from net investment income	-	(793,911)
Distributions to shareholders from tax return of capital	-	(326,764)
Total distributions	-	(1,120,675)
Share transactions - net increase (decrease)	12,597,679	5,482,449
Total increase (decrease) in net assets	3,198,624	110,253,206

Net Assets
Beginning of period	299,056,018	188,802,812
End of period (including undistributed net investment income of $171,152 and undistributed net investment income of $417, respectively)	$ 302,254,642	$ 299,056,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.73	$ 4.93	$ 12.57	$ 13.47	$ 14.01	$ 14.13
Income from Investment Operations
Net investment income (loss) E	.01	.03	.07	.06	.09	.07
Net realized and unrealized gain (loss)	(.16)	2.81	(5.52)	.71	1.89	.28
Total from investment operations	(.15)	2.84	(5.45)	.77	1.98	.35
Distributions from net investment income	-	(.03)	(.07)	(.15)	(.08)	-
Distributions from net realized gain	-	-	(2.13)	(1.52)	(2.44)	(.47)
Tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(.04)	(2.19) I	(1.67)	(2.52)	(.47)
Net asset value, end of period	$ 7.58	$ 7.73	$ 4.93	$ 12.57	$ 13.47	$ 14.01
Total Return B,C,D	(1.94)%	57.59%	(51.12)%	5.64%	16.33%	2.66%
Ratios to Average Net Assets F,H
Expenses before reductions	.72% A	.75%	.74%	.70%	.73%	.72%
Expenses net of fee waivers, if any	.72% A	.75%	.74%	.70%	.73%	.72%
Expenses net of all reductions	.70% A	.74%	.74%	.70%	.72%	.66%
Net investment income (loss)	.24% A	.57%	.90%	.46%	.69%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,501	$ 76,479	$ 52,414	$ 131,665	$ 130,035	$ 144,685
Portfolio turnover rate G	128% A	172%	138%	197%	183%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.19 per share is comprised of distributions from net investment income of $0.67 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.71	$ 4.92	$ 12.54	$ 13.42	$ 13.97	$ 14.09
Income from Investment Operations
Net investment income (loss) E	.01	.03	.07	.05	.07	.06
Net realized and unrealized gain (loss)	(.16)	2.79	(5.51)	.71	1.89	.27
Total from investment operations	(.15)	2.82	(5.44)	.76	1.96	.33
Distributions from net investment income	-	(.02)	(.06)	(.12)	(.07)	-
Distributions from net realized gain	-	-	(2.13)	(1.52)	(2.44)	(.45)
Tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(.03)	(2.18) I	(1.64)	(2.51)	(.45)
Net asset value, end of period	$ 7.56	$ 7.71	$ 4.92	$ 12.54	$ 13.42	$ 13.97
Total Return B,C,D	(1.95)%	57.40%	(51.17)%	5.60%	16.20%	2.55%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.84%	.83%	.80%	.83%	.82%
Expenses net of fee waivers, if any	.81% A	.84%	.83%	.80%	.83%	.82%
Expenses net of all reductions	.80% A	.83%	.83%	.79%	.82%	.76%
Net investment income (loss)	.15% A	.48%	.80%	.36%	.59%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,087	$ 33,533	$ 21,294	$ 63,242	$ 66,109	$ 74,698
Portfolio turnover rate G	128% A	172%	138%	197%	183%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.18 per share is comprised of distributions from net investment income of $0.57 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.77	$ 4.96	$ 12.62	$ 13.49	$ 14.02	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- K	.02	.05	.03	.05	.04
Net realized and unrealized gain (loss)	(.15)	2.81	(5.54)	.70	1.91	.28
Total from investment operations	(.15)	2.83	(5.49)	.73	1.96	.32
Distributions from net investment income	-	(.01)	(.05)	(.08)	(.05)	-
Distributions from net realized gain	-	-	(2.13)	(1.52)	(2.44)	(.44)
Tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(.02)	(2.17) I	(1.60)	(2.49)	(.44)
Net asset value, end of period	$ 7.62	$ 7.77	$ 4.96	$ 12.62	$ 13.49	$ 14.02
Total Return B,C,D	(1.93)%	57.15%	(51.28)%	5.36%	16.09%	2.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.99%	.99%	.95%	.98%	.97%
Expenses net of fee waivers, if any	.96% A	.99%	.99%	.95%	.98%	.97%
Expenses net of all reductions	.95% A	.98%	.98%	.95%	.97%	.91%
Net investment income (loss)	-% A,J	.33%	.65%	.21%	.43%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,208	$ 139,458	$ 85,974	$ 216,166	$ 215,401	$ 191,845
Portfolio turnover rate G	128% A	172%	138%	197%	183%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.17 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $2.125 per share. J Amount represents less than 0.01% K Amount represents less than $0.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.70	$ 4.91	$ 12.53	$ 13.43	$ 14.00	$ 13.59
Income from Investment Operations
Net investment income (loss) E	.01	.03	.07	.05	.07	.02
Net realized and unrealized gain (loss)	(.16)	2.79	(5.51)	.70	1.89	.39
Total from investment operations	(.15)	2.82	(5.44)	.75	1.96	.41
Distributions from net investment income	-	(.02)	(.06)	(.13)	(.09)	-
Distributions from net realized gain	-	-	(2.13)	(1.52)	(2.44)	-
Tax return of capital	-	(.01)	-	-	-	-
Total distributions	-	(.03)	(2.18) J	(1.65)	(2.53)	-
Net asset value, end of period	$ 7.55	$ 7.70	$ 4.91	$ 12.53	$ 13.43	$ 14.00
Total Return B,C,D	(1.95)%	57.51%	(51.20)%	5.53%	16.18%	3.02%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.84%	.83%	.82%	.86%	.93% A
Expenses net of fee waivers, if any	.80% A	.84%	.83%	.82%	.86%	.93% A
Expenses net of all reductions	.79% A	.83%	.83%	.81%	.85%	.87% A
Net investment income (loss)	.16% A	.48%	.81%	.35%	.55%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,459	$ 49,586	$ 29,121	$ 70,472	$ 38,485	$ 8,360
Portfolio turnover rate G	128% A	172%	138%	197%	183%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $2.18 per share is comprised of distributions from net investment income of $0.59 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,264,157
Gross unrealized depreciation	(46,562,525)
Net unrealized appreciation (depreciation)	$ (19,298,368)

Tax cost	$ 322,123,816

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $203,924,841 and $204,059,632, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged 0.26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 18,318
Service Class 2	191,031
$ 209,349

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 31,606
Service Class	12,479
Service Class 2	53,673
Investor Class	45,163
$ 142,921

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,248 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $609 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $21,247.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,066 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 260,050
Service Class	-	99,985
Service Class 2	-	291,084
Investor Class	-	142,792
Total	$ -	$ 793,911
Tax Return of Capital
Initial Class	$ -	$ 107,035
Service Class	-	41,152
Service Class 2	-	119,806
Investor Class	-	58,771
Total	$ -	$ 326,764

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,781,250	2,445,869	$ 15,055,051	$ 15,207,151
Reinvestment of distributions	-	50,120	-	367,085
Shares redeemed	(1,587,411)	(3,230,297)	(12,885,583)	(19,462,964)
Net increase (decrease)	193,839	(734,308)	$ 2,169,468	$ (3,888,728)
Service Class
Shares sold	925,586	2,559,743	$ 7,958,317	$ 16,221,105
Reinvestment of distributions	-	19,371	-	141,137
Shares redeemed	(766,380)	(2,557,853)	(6,208,837)	(15,913,336)
Net increase (decrease)	159,206	21,261	$ 1,749,480	$ 448,906

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Service Class 2
Shares sold	4,167,209	6,409,706	$ 35,032,002	$ 40,869,165
Reinvestment of distributions	-	56,801	-	410,890
Shares redeemed	(4,094,288)	(5,851,653)	(33,544,901)	(35,855,673)
Net increase (decrease)	72,921	614,854	$ 1,487,101	$ 5,424,382
Investor Class
Shares sold	1,928,550	2,778,379	$ 16,445,434	$ 17,827,008
Reinvestment of distributions	-	27,667	-	201,563
Shares redeemed	(1,156,059)	(2,291,927)	(9,253,804)	(14,530,682)
Net increase (decrease)	772,491	514,119	$ 7,191,630	$ 3,497,889

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 34% of the total outstanding shares of the Fund and two other otherwise unaffiliated shareholders were the owners of record of 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPVS-SANN-0810
1.774744.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 26, 2010